UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Multi Asset Income Fund (formerly AllianzGI Retirement Income Fund)
AllianzGI Global Allocation Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI Convertible Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Europe Equity Dividend Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global High Yield Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI PerformanceFee Managed Futures Strategy Fund
AllianzGI PerformanceFee Structured US Equity Fund
AllianzGI PerformanceFee Structured US Fixed Income Fund
AllianzGI Real Estate Debt Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2020 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—91.9%

AllianzGI Advanced Core Bond	584,041	$8,643,801
AllianzGI Best Styles U.S. Equity (c)	202,943	3,782,850
AllianzGI Emerging Markets Debt (b)	66,325	980,288
AllianzGI Emerging Markets Small-Cap (b)	19,019	336,262
AllianzGI Global Dynamic Allocation (c)	1,768,942	35,785,694
AllianzGI Short Duration High Income (c)	36,379	546,412

Total Mutual Funds (cost—$46,566,237)		50,075,307

EXCHANGE-TRADED FUNDS—5.4%

iShares U.S. Preferred Stock	4,215	160,465
Vanguard Intermediate-Term Corporate Bond	21,422	1,872,069
Vanguard Mortgage-Backed Securities	17,387	911,774

Total Exchange-Traded Funds (cost—$2,941,703)		2,944,308

	Principal Amount (000s)	Value*

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $1,655,037; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $1,689,546 including accrued interest (cost—$1,655,000)	$1,655	$1,655,000

Total Investments (cost—$51,162,940)—100.3%		54,674,615

Liabilities in excess of other assets (d)—(0.3)%		(182,325)

Net Assets—100.0%		$54,492,290

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year Ultra U.S. Treasury Bond	23	3/20/18	$2,300		$3,072	$(11,253)
British Pound	7	3/19/18	438		593	2,563
E-mini S&P 500 Index	9	3/16/18	—	(f)	1,204	5,248
Euro Currency	5	3/19/18	625		755	12,518

						$9,076

Short position contracts:
2-Year U.S. Treasury Note	(7)	3/29/18	$(1,400)		$(1,499)	$3,160
Australian Dollar	(6)	3/19/18	(600)		(469)	(8,416)
Japanese Yen	(7)	3/19/18	(9)		(780)	2,806
Mini MSCI Emerging Markets Index	(6)	3/16/18	(—	)(f)	(349)	(14,983)
MSCI EAFE Index	(9)	3/16/18	(—	)(f)	(920)	(11,090)

						$(28,523)

						$(19,447)

(e)	At December 31, 2017, the Fund pledged $307,110 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than $500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2025 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—98.7%

AllianzGI Advanced Core Bond	494,241	$7,314,773
AllianzGI Best Styles U.S. Equity (c)	357,106	6,656,456
AllianzGI Emerging Markets Debt (b)	31,779	469,688
AllianzGI Emerging Markets Small-Cap (b)	20,421	361,044
AllianzGI Global Dynamic Allocation (c)	2,497,578	50,525,993
AllianzGI Short Duration High Income (c)	25	383

Total Mutual Funds (cost—$60,315,485)		65,328,337

	Principal Amount (000s)	Value*

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $2,242,050; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $2,288,244 including accrued interest (cost—$2,242,000)	$2,242	$2,242,000

Total Investments (cost—$62,557,485)—102.1%		67,570,337

Liabilities in excess of other assets (d)—(2.1)%		(1,409,806)

Net Assets—100.0%		$66,160,531

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
British Pound	9	3/19/18	$563	$762	$3,295
E-mini S&P 500 Index	22	3/16/18	1	2,944	12,821
Euro Currency	6	3/19/18	750	906	15,021

					$31,137

Short position contracts:
2-Year U.S. Treasury Note	(8)	3/29/18	$(1,600)	$(1,713)	$3,612
Australian Dollar	(8)	3/19/18	(800)	(625)	(11,221)
Japanese Yen	(8)	3/19/18	(10)	(891)	3,091

					$(4,518)

					$26,619

(e)	At December 31, 2017, the Fund pledged $455,817 in cash as collateral for futures contracts.

Schedule of Investments

AllianzGI Retirement 2030 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—97.3%

AllianzGI Advanced Core Bond	46,812	$692,812
AllianzGI Best Styles Global Equity (c)	401,709	6,869,231
AllianzGI Best Styles U.S. Equity (c)	536,212	9,994,988
AllianzGI Emerging Markets Small-Cap (b)	46,319	818,913
AllianzGI Global Dynamic Allocation (c)	2,719,966	55,024,906

Total Mutual Funds (cost—$66,886,188)		73,400,850

	Principal Amount (000s)	Value*

Repurchase Agreements—3.5%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $2,647,059; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $2,701,121 including accrued interest (cost—$2,647,000)	$2,647	$2,647,000

Total Investments (cost—$69,533,188)—100.8%		76,047,850

Liabilities in excess of other assets (d)—(0.8)%		(576,761)

Net Assets—100.0%		$75,471,089

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
British Pound	10	3/19/18	$625		$847	$3,661
E-mini Russell 2000 Index	9	3/16/18	—	(f)	691	8,924
E-mini S&P 500 Index	21	3/16/18	1		2,810	12,246
Euro Currency	7	3/19/18	875		1,057	17,525
TOPIX Index	2	3/8/18	20		323	7,536

						$49,892

Short position contracts:
Australian Dollar	(9)	3/19/18	$(900)		$(703)	$(12,624)
FTSE 100 Index	(6)	3/16/18	(—	)(f)	(619)	(16,495)
Japanese Yen	(9)	3/19/18	(11)		(1,003)	3,439
Mini MSCI Emerging Markets Index	(6)	3/16/18	(—	)(f)	(349)	(11,744)

						$(37,424)

						$12,468

(e)	At December 31, 2017, the Fund pledged $674,698 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than $500.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2035 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.8%

AllianzGI Advanced Core Bond	37,303	$552,085
AllianzGI Best Styles Global Equity (c)	1,107,793	18,943,252
AllianzGI Best Styles U.S. Equity (c)	528,344	9,848,338
AllianzGI Emerging Markets Small-Cap (b)	38,066	673,003
AllianzGI Global Dynamic Allocation (c)	1,421,765	28,762,308

Total Mutual Funds (cost—$53,500,371)		58,778,986

	Principal Amount (000s)	Value*

Repurchase Agreements—3.5%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $2,108,047; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $2,152,817 including accrued interest (cost—$2,108,000)	$2,108	$2,108,000

Total Investments (cost—$55,608,371)—100.3%		60,886,986

Liabilities in excess of other assets (d)—(0.3)%		(166,711)

Net Assets—100.0%		$60,720,275

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
British Pound	9	3/19/18	$563		$762	$3,295
E-mini Russell 2000 Index	14	3/16/18	1		1,075	13,492
E-mini S&P 500 Index	10	3/16/18	1		1,338	5,828
Euro Currency	6	3/19/18	750		906	15,021
Euro STOXX 50 Index	4	3/16/18	—	(f)	168	(1,974)
SPI 200 Index	2	3/15/18	—	(f)	235	1,516
TOPIX Index	3	3/8/18	30		484	11,304

						$48,482

Short position contracts:
Australian Dollar	(8)	3/19/18	$(800)		$(625)	$(11,221)
FTSE 100 Index	(9)	3/16/18	(—	)(f)	(928)	(24,743)
Japanese Yen	(8)	3/19/18	(10)		(891)	3,147

						$(32,817)

						$15,665

(e)	At December 31, 2017, the Fund pledged $719,091 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than $500.

Glossary:

FTSE—Financial Times Stock Exchange

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2040 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.5%

AllianzGI Best Styles Global Equity (c)	1,545,674	$26,431,025
AllianzGI Best Styles U.S. Equity (c)	555,155	10,348,086
AllianzGI Emerging Markets Small-Cap (b)	32,334	571,667
AllianzGI Global Dynamic Allocation (c)	870,461	17,609,432

Total Mutual Funds (cost—$50,074,148)		54,960,210

	Principal Amount (000s)	Value*

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $1,816,040; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $1,856,348 including accrued interest (cost—$1,816,000)	$1,816	$1,816,000

Total Investments (cost—$51,890,148)—99.7%		56,776,210

Other assets less liabilities (d)—0.3%		164,222

Net Assets—100.0%		$56,940,432

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
British Pound	10	3/19/18	$625		$847	$3,661
E-mini Russell 2000 Index	18	3/16/18	1		1,383	17,613
E-mini S&P 500 Index	5	3/16/18	—	(f)	669	2,916
Euro Currency	7	3/19/18	875		1,056	17,525
Euro STOXX 50 Index	4	3/16/18	—	(f)	168	(1,974)
Mini MSCI Emerging Markets Index	4	3/16/18	—	(f)	233	9,551
SPI 200 Index	2	3/15/18	—	(f)	235	1,515
TOPIX Index	3	3/8/18	30		484	11,304

						$62,111

Short position contracts:
Australian Dollar	(9)	3/19/18	$(900)		$(703)	$(12,624)
FTSE 100 Index	(12)	3/16/18	(—	)(f)	(1,237)	(32,991)
Japanese Yen	(9)	3/19/18	(11)		(1,003)	3,508

						$(42,107)

						$20,004

(e)	At December 31, 2017, the Fund pledged $685,800 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than $500.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2045 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.1%

AllianzGI Best Styles Global Equity (c)	1,135,594	$19,418,663
AllianzGI Best Styles U.S. Equity (c)	360,164	6,713,460
AllianzGI Emerging Markets Small-Cap (b)	19,083	337,381
AllianzGI Global Dynamic Allocation (c)	368,994	7,464,739

Total Mutual Funds (cost—$30,939,480)		33,934,243

	Principal Amount (000s)	Value*

Repurchase Agreements—3.8%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $1,352,030; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $1,382,286 including accrued interest (cost-$1,352,000)	$1,352	$1,352,000

Total Investments (cost—$32,291,480)—99.9%		35,286,243

Other assets less liabilities (d)—0.1%		31,997

Net Assets—100.0%		$35,318,240

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
British Pound	7	3/19/18	$438		$593	$2,563
E-mini Russell 2000 Index	13	3/16/18	1		999	12,649
E-mini S&P 500 Index	2	3/16/18	—	(f)	267	1,165
Euro Currency	5	3/19/18	625		755	12,518
Euro STOXX 50 Index	3	3/16/18	—	(f)	126	(1,481)
Mini MSCI Emerging Markets Index	5	3/16/18	—	(f)	291	11,939
SPI 200 Index	2	3/15/18	—	(f)	235	1,516
TOPIX Index	2	3/8/18	20		322	7,536

						$48,405

Short position contracts:
Australian Dollar	(6)	3/19/18	$(600)		$(469)	$(8,416)
FTSE 100 Index	(8)	3/16/18	(—	)(f)	(825)	(21,994)
Japanese Yen	(7)	3/19/18	(9)		(780)	2,881

						$(27,529)

						$20,876

(e)	At December 31, 2017, the Fund pledged $463,528 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than $500.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2050 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.0%

AllianzGI Best Styles Global Equity (c)	1,189,225	$20,335,744
AllianzGI Best Styles U.S. Equity (c)	336,624	6,274,670
AllianzGI Emerging Markets Small-Cap (b)	18,341	324,274
AllianzGI Global Dynamic Allocation (c)	294,832	5,964,456

Total Mutual Funds (cost—$30,146,976)		32,899,144

	Principal Amount (000s)	Value*

Repurchase Agreements—4.4%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $1,507,033; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $1,538,886 including accrued interest (cost—$1,507,000)	$1,507	$1,507,000

Total Investments (cost—$31,653,976)—99.4%		34,406,144

Other assets less liabilities (d)—0.6%		192,845

Net Assets—100.0%		$34,598,989

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
British Pound	8	3/19/18	$500		$678	$2,929
E-mini Russell 2000 Index	13	3/16/18	1		999	12,630
E-mini S&P 500 Index	2	3/16/18	—	(f)	267	1,166
Euro Currency	6	3/19/18	750		906	15,021
Euro STOXX 50 Index	3	3/16/18	—	(f)	126	(1,481)
Mini MSCI Emerging Markets Index	5	3/16/18	—	(f)	291	11,939
SPI 200 Index	2	3/15/18	—	(f)	235	1,516
TOPIX Index	2	3/8/18	20		322	7,536

						$51,256

Short position contracts:
Australian Dollar	(6)	3/19/18	$(600)		$(469)	$(8,416)
FTSE 100 Index	(8)	3/16/18	(—	)(f)	(825)	(21,994)
Japanese Yen	(8)	3/19/18	(10)		(891)	3,129

						$(27,281)

						$23,975

(e)	At December 31, 2017, the Fund pledged $422,719 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than $500.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2055 Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—92.9%

AllianzGI Best Styles Global Equity (c)	576,369	$9,855,913
AllianzGI Best Styles U.S. Equity (c)	162,359	3,026,372
AllianzGI Emerging Markets Small-Cap (b)	6,517	115,224
AllianzGI Global Dynamic Allocation (c)	142,203	2,876,770

Total Mutual Funds (cost—$14,878,054)		15,874,279

	Principal Amount (000s)	Value*

Repurchase Agreements—5.7%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $975,022; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $994,686 including accrued interest (cost—$975,000)	$975	$975,000

Total Investments (cost—$15,853,054)—98.6%		16,849,279

Other assets less liabilities (d)—1.4%		234,424

Net Assets—100.0%		$17,083,703

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
British Pound	4	3/19/18	$250		$339	$1,464
E-mini Russell 2000 Index	6	3/16/18	—	(f)	461	5,673
E-mini S&P 500 Index	1	3/16/18	—	(f)	134	583
Euro Currency	3	3/19/18	375		453	7,511
Euro STOXX 50 Index	2	3/16/18	—	(f)	84	(987)
Mini MSCI Emerging Markets Index	3	3/16/18	—	(f)	175	7,163
SPI 200 Index	1	3/15/18	—	(f)	117	758
TOPIX Index	1	3/8/18	10		161	3,768

						$25,933

Short position contracts:
Australian Dollar	(3)	3/19/18	$(300)		$(234)	$(4,208)
FTSE 100 Index	(4)	3/16/18	(—	)(f)	(413)	(10,997)
Japanese Yen	(4)	3/19/18	(5)		(446)	1,652

						$(13,553)

						$12,380

(e)	At December 31, 2017, the Fund pledged $192,569 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than $500.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Multi Asset Income Fund (formerly AllianzGI Retirement Income Fund) †

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS—57.6%

AllianzGI Emerging Markets Debt (d)(e)	241,604	$3,570,909
AllianzGI Europe Equity Dividend (d)(e)	202,979	3,328,858
AllianzGI Global High Yield (d)(e)	68,108	1,032,513
AllianzGI High Yield Bond (d)(e)	226,329	2,012,063
AllianzGI Short Duration High Income (d)(f)	335,679	5,041,893
Harvest Funds Intermediate Bond (e)	125,215	1,247,145
PIMCO Capital Securities and Financials (d)(e)	239,473	2,519,256
PIMCO Income (d)(e)	442,850	5,495,763
PIMCO Mortgage Opportunities (d)(e)	454,568	5,036,611

Total Mutual Funds (cost—$28,601,168)		29,285,011

EXCHANGE-TRADED FUNDS—16.4%

Alerian	95,071	1,025,816
iShares Core High Dividend	8,813	794,404
PIMCO Investment Grade Corporate Bond (d)	51,849	5,478,879
PowerShares DB Precious Metals (g)	26,619	1,024,565

Total Exchange-Traded Funds (cost—$8,248,976)		8,323,664

COMMON STOCK—15.7%

Equity Real Estate Investment Trusts (REITs)—11.6%
American Tower Corp.	2,712	386,921
Apple Hospitality REIT, Inc.	6,822	133,779
Ascendas Real Estate Investment Trust	113,100	229,542
AvalonBay Communities, Inc.	1,051	187,509
Citycon Oyj	47,697	123,501
Colony NorthStar, Inc., Class A	9,925	113,244
Crown Castle International Corp.	3,532	392,087
Duke Realty Corp.	4,443	120,894
Education Realty Trust, Inc.	3,480	121,522
Equinix, Inc.	569	257,882
Gaming and Leisure Properties, Inc.	7,123	263,551
Global Net Lease, Inc.	5,715	117,615
HCP, Inc.	4,669	121,767
Hospitality Properties Trust	4,430	132,235
Iron Mountain, Inc.	8,056	303,953
Lexington Realty Trust	12,113	116,890
Macerich Co.	2,282	149,882
Mapletree Industrial Trust	110,300	167,415
Medical Properties Trust, Inc.	10,005	137,869
MGM Growth Properties LLC, Class A	4,245	123,742
Omega Healthcare Investors, Inc.	5,957	164,056
Park Hotels & Resorts, Inc.	4,625	132,969
Piedmont Office Realty Trust, Inc., Class A	7,480	146,683
Prologis, Inc.	1,980	127,730
RLJ Lodging Trust	5,851	128,546
Sabra Health Care REIT, Inc.	5,749	107,909
Select Income REIT	5,284	132,787
Senior Housing Properties Trust	12,318	235,890
Simon Property Group, Inc.	1,200	206,088
STAG Industrial, Inc.	6,040	165,073
Starhill Global REIT	401,000	232,364
Uniti Group, Inc.	16,466	292,930
WP Carey, Inc.	1,849	127,396

		5,902,221

	Shares	Value*

Mortgage Real Estate Investment Trusts (REITs)—4.1%

AGNC Investment Corp.	12,614	$254,677
Annaly Capital Management, Inc.	40,443	480,867
Apollo Commercial Real Estate Finance, Inc.	25,038	461,951
New Residential Investment Corp.	23,000	411,240
PennyMac Mortgage Investment Trust	29,086	467,412

		2,076,147

Total Common Stock (cost—$7,738,017)		7,978,368

RIGHTS (g)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR—Casa Ley, expires 1/30/18	541	549
Safeway CVR—PDC, expires 1/30/17 (b)(c)	541	9

Total Rights (cost—$566)		558

	Principal Amount (000s)

Repurchase Agreements—9.1%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $4,612,102; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $4,708,130 including accrued interest (cost—$4,612,000)	$4,612	4,612,000

Total Investments (cost—$49,200,727) (a)—98.8%		50,199,601

Other assets less liabilities (h)—1.2%		592,047

Net Assets—100.0%		$50,791,648

Notes to Schedule of Investments:

†	Effective February 1, 2018, the AllianzGI Retirement Income Fund changed its name to the AllianzGI Multi Asset Income Fund.
(a)	Securities with a value of $229,542, representing 0.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $9, representing less than 0.05% of net assets.
(c)	Level 3 security.
(d)	Affiliated fund.
(e)	Institutional Class share.
(f)	Class R6 share.
(g)	Non-income producing.

Schedule of Investments

AllianzGI Multi Asset Income Fund (formerly AllianzGI Retirement Income Fund) †

December 31, 2017 (unaudited) (continued)

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	56	3/29/18	$5,600		$6,505	$(29,041)
10-Year Ultra U.S. Treasury Bond	98	3/20/18	9,800		13,089	(45,474)
E-mini Russell 2000 Index	15	3/16/18	1		1,153	12,792
E-mini S&P 500 Index	17	3/16/18	1		2,275	9,913
Euro STOXX 50 Index	12	3/16/18	—	(j)	503	(12,114)
Hang Seng Index	5	1/30/18	—	(j)	958	14,375
Mini MSCI Emerging Markets Index	27	3/16/18	1		1,571	64,469
SPI 200 Index	5	3/15/18	—	(j)	587	3,789
TOPIX Index	11	3/8/18	110		1,774	41,447

						$60,156

Short position contracts:
2-Year U.S. Treasury Note	(34)	3/29/18	$(6,800)		$(7,280)	$14,522
Dow Jones U.S. Real Estate Index	(82)	3/16/18	(8)		(2,635)	5,598
FTSE 100 Index	(5)	3/16/18	(—	)(j)	(516)	(13,746)
Ultra U.S. Treasury Bond	(5)	3/20/18	(500)		(838)	(2,666)

						$3,708

						$63,864

(i)	At December 31, 2017, the Fund pledged $1,058,387 in cash as collateral for futures contracts.
(j)	Notional amount rounds to less than $500.

Glossary:

CVR—Contingent Value Rights

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2017 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—90.1%

AllianzGI Advanced Core Bond	5,927,672	$87,729,548
AllianzGI Best Styles Global Equity (c)	8,578,268	146,688,390
AllianzGI Best Styles Global Managed Volatility	2,125,266	37,085,896
AllianzGI Emerging Markets Debt (b)	1,060,780	15,678,332
AllianzGI Emerging Markets Small-Cap (b)	273,550	4,836,360
AllianzGI High Yield Bond (b)	247,107	2,196,779
AllianzGI International Growth (b)	1,021,708	18,799,422
AllianzGI PerformanceFee Managed Futures Strategy (c)	1,500,000	15,105,000

Total Mutual Funds (cost—$299,846,160)		328,119,727

EXCHANGE-TRADED FUNDS—4.8%

iShares iBoxx $ Investment Grade Corporate Bond	87,950	10,691,202
iShares MBS	65,470	6,978,447

Total Exchange-Traded Funds (cost—$17,565,566)		17,669,649

	Principal Amount (000s)	Value*
U.S. TREASURY OBLIGATIONS—1.4%

U.S. Treasury Notes, 2.75%, 2/15/19 (cost—$5,081,338)	$5,000	$5,050,142

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $11,655,259; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $11,890,425 including accrued interest (cost—$11,655,000)	11,655	11,655,000

Total Investments (cost—$334,148,064)—99.5%		362,494,518

Other assets less liabilities (d)—0.5%		1,811,424

Net Assets—100.0%		$364,305,942

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	39	3/29/18	$3,900	$4,531	$(21,699)
10-Year U.S. Treasury Note	121	3/20/18	12,100	15,010	(51,571)
British Pound	85	3/19/18	5,313	7,202	70,430
E-mini Russell 2000 Index	95	3/16/18	5	7,298	28,812
E-mini S&P 500 Index	190	3/16/18	10	25,422	75,647
Euro Currency	60	3/19/18	7,500	9,057	169,715
Euro-BTP	44	3/8/18	4,400	7,187	(184,304)
Mini MSCI Emerging Markets Index	94	3/16/18	5	5,469	176,508
MSCI EAFE Index	114	3/16/18	6	11,659	9,012
Ultra U.S. Treasury Bond	22	3/20/18	2,200	3,689	19,325

					$291,875

(e)	At December 31, 2017, the Fund pledged $2,007,520 in cash as collateral for futures contracts.

Glossary:

EAFE—Europe, Australasia and Far East

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—85.1%

Brazil—4.7%
Banco Bradesco S.A.	3,740	$36,157
Banco do Brasil S.A.	8,100	77,658
Banco Santander Brasil S.A. UNIT	1,700	16,322
BM&FBovespa S.A.—Bolsa de Valores Mercadorias e Futuros	656	4,502
Braskem S.A. ADR	1,417	37,210
Cia de Saneamento de Minas Gerais—COPASA	1,200	15,717
Cosan Ltd., Class A	5,471	53,069
Cosan S.A. Industria e Comercio	3,900	48,871
JBS S.A.	4,600	13,604
MRV Engenharia e Participacoes S.A.	11,400	51,625
Sao Martinho S.A.	1,200	6,998

		361,733

China—35.2%
Agricultural Bank of China Ltd., Class H	94,000	43,686
Alibaba Group Holding Ltd. ADR (e)	2,284	393,830
BAIC Motor Corp., Ltd., Class H (a)	7,000	9,092
Baidu, Inc. ADR (e)	160	37,474
Bank of China Ltd., Class H	158,000	77,378
Bank of Communications Co., Ltd., Class H	84,000	62,173
BYD Electronic International Co., Ltd.	8,500	18,437
China Communications Services Corp., Ltd., Class H	18,000	12,039
China Construction Bank Corp., Class H	100,000	92,055
China Everbright Bank Co., Ltd., Class H	47,000	21,908
China High Speed Transmission Equipment Group Co., Ltd.	6,000	10,356
China Merchants Bank Co., Ltd., Class H	24,000	95,017
China Minsheng Banking Corp., Ltd., Class H	42,000	41,974
China Mobile Ltd.	1,500	15,168
China Mobile Ltd. ADR	752	38,006
China Petroleum & Chemical Corp., Class H	114,000	83,497
China Power International Development Ltd.	97,333	25,538
China Southern Airlines Co., Ltd., Class H	10,000	10,329
Chinasoft International Ltd.	18,000	11,930
Chongqing Rural Commercial Bank Co., Ltd., Class H	69,000	48,597
CIFI Holdings Group Co., Ltd.	20,000	12,016
Geely Automobile Holdings Ltd.	14,000	48,222
Guangzhou Automobile Group Co., Ltd., Class H	38,000	89,757
Guangzhou R&F Properties Co., Ltd., Class H	31,600	71,046
Hollysys Automation Technologies Ltd.	563	12,538
Hua Hong Semiconductor Ltd. (a)	7,000	14,803
Huaneng Renewables Corp., Ltd., Class H	16,000	5,417
Industrial & Commercial Bank of China Ltd., Class H	213,000	170,748
Kingboard Laminates Holdings Ltd.	14,000	21,779

	Shares	Value*

NetEase, Inc. ADR	360	$124,225
Nexteer Automotive Group Ltd.	19,000	45,152
Ping An Insurance Group Co. of China Ltd., Class H	13,000	134,837
Pou Sheng International Holdings Ltd.	18,000	2,596
Shenzhen Expressway Co., Ltd., Class H	26,000	26,351
Shenzhen Investment Ltd.	22,000	9,108
Sichuan Expressway Co., Ltd., Class H	14,000	5,107
Sinopec Shanghai Petrochemical Co., Ltd., Class H	80,000	45,478
Sinopharm Group Co., Ltd., Class H	10,000	43,078
Springland International Holdings Ltd.	37,000	9,024
Tencent Holdings Ltd.	9,650	499,464
Tianneng Power International Ltd.	28,700	29,777
Tongda Group Holdings Ltd.	80,000	20,390
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	12,740	21,611
XTEP International Holdings Ltd.	16,500	6,432
Yuzhou Properties Co., Ltd.	33,000	17,590
Zhejiang Expressway Co., Ltd., Class H	20,000	21,989
Zhongsheng Group Holdings Ltd.	12,500	28,406

		2,685,425

Colombia—0.2%
Almacenes Exito S.A.	1,161	6,442
Corp. Financiera Colombiana S.A.	564	5,518
Grupo Aval Acciones y Valores S.A. ADR	717	6,095

		18,055

Czech Republic—0.3%
Moneta Money Bank AS (a)	4,984	19,285

Egypt—0.1%
Commercial International Bank Egypt SAE GDR	2,199	9,555

Hong Kong—1.0%
WH Group Ltd. (a)	66,500	75,072

Hungary—0.7%
Magyar Telekom Telecommunications PLC	8,154	14,412
MOL Hungarian Oil & Gas PLC	2,024	23,467
OTP Bank PLC	437	18,049

		55,928

India—0.5%
Tata Motors Ltd. ADR (e)	718	23,744
Wipro Ltd. ADR	2,734	14,955

		38,699

Indonesia—1.3%
Adaro Energy Tbk PT	54,300	7,424
Gudang Garam Tbk PT	1,100	6,794
Telekomunikasi Indonesia Persero Tbk PT	164,000	53,676
Telekomunikasi Indonesia Persero Tbk PT ADR	999	32,188

		100,082

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Korea (Republic of)—12.0%
Daelim Industrial Co., Ltd.	424	$32,636
Doosan Heavy Industries & Construction Co., Ltd.	249	3,570
GS Holdings Corp.	544	31,588
Hana Financial Group, Inc.	351	16,315
Hanil Cement Co., Ltd.	83	11,087
Hanwha Chemical Corp.	2,141	63,163
Hanwha General Insurance Co., Ltd.	767	5,832
KB Financial Group, Inc.	716	42,375
Korea Electric Power Corp.	1,288	45,784
Korea Electric Power Corp. ADR	3,038	53,803
Korea Petrochemical Ind Co., Ltd.	115	28,308
LG Chem Ltd.	83	31,399
Lotte Chemical Corp.	33	11,331
LS Corp.	237	16,037
S&T Motiv Co., Ltd.	144	6,302
S-Oil Corp.	134	14,636
Samsung Electronics Co., Ltd.	181	430,040
Samsung Electronics Co., Ltd. GDR	35	41,447
Woori Bank	2,243	32,973

		918,626

Malaysia—2.7%
AirAsia Bhd.	68,000	56,288
Bermaz Auto Bhd.	15,140	8,230
CIMB Group Holdings Bhd.	10,800	17,453
Hong Leong Financial Group Bhd.	4,900	21,649
MISC Bhd.	3,700	6,768
Sunway Bhd.	17,675	7,116
Tenaga Nasional Bhd.	13,600	51,238
Top Glove Corp. Bhd.	19,300	38,104

		206,846

Mexico—2.2%
Alpek S.A.B de C.V.	9,000	10,743
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	2,600	26,711
Grupo Aeroportuario del Sureste S.A.B de C.V., Class B	2,810	51,256
Grupo Lala S.A.B de C.V.	3,300	4,639
Industrias Bachoco S.A.B de C.V. ADR	806	46,184
Industrias Bachoco S.A.B de C.V., Ser. B	1,500	7,154
Vitro S.A.B de C.V., Ser. A	5,600	20,076

		166,763

Norway—0.2%
Bakkafrost P/F	351	14,874

Philippines—0.1%
DMCI Holdings, Inc.	23,600	6,808
San Miguel Corp.	1,350	3,018

		9,826

Russian Federation—2.3%
LUKOIL PJSC ADR	344	19,832
Magnitogorsk Iron & Steel Works PJSC GDR	444	4,324
MegaFon PJSC GDR	700	6,475
MMC Norilsk Nickel PJSC ADR	403	7,621

	Shares	Value*

Mobile TeleSystems PJSC ADR	6,475	$65,980
RusHydro PJSC ADR	5,912	7,030
Severstal PJSC GDR	348	5,325
United Co. RUSAL PLC	16,000	11,196
X5 Retail Group NV GDR (e)	1,158	43,738

		171,521

Singapore—0.2%
Accordia Golf Trust UNIT	4,600	2,356
Wing Tai Holdings Ltd.	6,500	11,081

		13,437

South Africa—3.9%
AVI Ltd.	3,606	32,223
Clicks Group Ltd.	2,581	37,785
Fortress REIT Ltd., Class A REIT	5,234	7,852
Investec Ltd.	1,341	9,724
Liberty Holdings Ltd.	4,895	49,229
Naspers Ltd., Class N	127	35,186
Raubex Group Ltd.	3,582	5,773
Redefine Properties Ltd. REIT	6,604	5,711
Sappi Ltd.	6,148	44,473
SPAR Group Ltd.	1,306	21,463
Super Group Ltd. (e)	3,534	11,811
Tiger Brands Ltd.	875	32,532
Tsogo Sun Holdings Ltd.	3,201	6,302

		300,064

Taiwan—11.3%
Accton Technology Corp.	7,000	24,810
AmTRAN Technology Co., Ltd.	9,000	4,940
Chicony Power Technology Co., Ltd.	5,025	10,436
China Motor Corp.	11,000	9,598
Elite Material Co., Ltd.	13,000	44,140
First Financial Holding Co., Ltd.	42,840	28,103
Formosa Chemicals & Fibre Corp.	12,000	41,400
Grape King Bio Ltd.	2,000	13,979
Hon Hai Precision Industry Co., Ltd.	21,210	67,439
Hon Hai Precision Industry Co., Ltd. GDR	2,780	17,460
Inventec Corp.	8,000	6,367
King Yuan Electronics Co., Ltd.	15,000	15,196
Lite-On Technology Corp.	26,439	35,963
Mitac Holdings Corp.	22,437	26,861
Powertech Technology, Inc.	6,800	20,026
Sinbon Electronics Co., Ltd.	5,479	15,857
Taiwan Cooperative Financial Holding Co., Ltd.	28,840	16,072
Taiwan Semiconductor Manufacturing Co., Ltd.	40,000	306,283
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173	6,860
Tong Yang Industry Co., Ltd.	3,000	5,789
Tripod Technology Corp.	3,000	9,349
United Microelectronics Corp.	36,000	17,094
Win Semiconductors Corp.	9,100	86,001
Wistron Corp.	40,650	32,577

		862,600

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Thailand—3.2%
Airports of Thailand PCL (c)(d)	35,000	$72,881
GFPT PCL (c)(d)	5,400	2,331
PTT Global Chemical PCL (c)(d)	9,300	24,239
PTT PCL (c)(d)	6,200	83,553
Siam Cement PCL	1,250	18,772
Thai Union Group PCL (c)(d)	2,600	1,588
Thanachart Capital PCL (c)(d)	11,500	19,833
Tisco Financial Group PCL (c)(d)	6,100	16,565

		239,762

Turkey—2.3%
Akbank Turk AS	13,323	34,576
Arcelik AS	2,506	14,209
BIM Birlesik Magazalar AS	1,140	23,444
Petkim Petrokimya Holding AS	6,745	13,820
Tofas Turk Otomobil Fabrikasi AS	3,122	27,170
Trakya Cam Sanayii AS	9,462	11,532
Turkiye Vakiflar Bankasi Tao	28,847	51,453

		176,204

United States—0.7%
China Biologic Products Holdings, Inc. (e)	364	28,672
First BanCorp (e)	5,027	25,638

		54,310

Total Common Stock (cost—$4,727,903)		6,498,667

PREFERRED STOCK—4.0%

Brazil—3.1%
Banco Bradesco S.A.	5,403	55,093
Banco do Estado do Rio Grande do Sul S.A., Class B	3,100	13,925
Braskem S.A., Class A	600	7,752
Cia de Gas de Sao Paulo—COMGAS, Class A	500	9,043
Cia de Transmissao de Energia Eletrica Paulista	1,400	28,235
Metalurgica Gerdau S.A.	3,100	5,406
Petroleo Brasileiro S.A. (e)	10,400	50,468
Telefonica Brasil S.A.	4,700	68,907

		238,829

Colombia—0.4%
Banco Davivienda S.A.	2,951	29,605

	Shares	Value*

Korea (Republic of)—0.5%
Samsung Electronics Co., Ltd.	18	$35,053

Total Preferred Stock (cost—$235,589)		303,487

	Units

WARRANTS—0.0%

Malaysia—0.0%
Sunway Bhd., expires 10/03/24 (e) (cost—$0)	2,272	320

	Principal Amount (000s)

Repurchase Agreements—6.0%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $461,010; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $473,503 including accrued interest (cost—$461,000)	$461	461,000

Total Investments (cost—$5,424,492) (b)—95.1%		7,263,474

Other assets less liabilities (f)—4.9%		374,151

Net Assets—100.0%		$7,637,625

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $118,252, representing 1.5% of net assets.
(b)	Securities with an aggregate value of $4,638,383, representing 60.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $220,990, representing 2.9% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional		Market Value (000s)	Unrealized Depreciation
Long position contracts:
S&P CNX Nifty Index	37	1/25/18	$—	(h)	$781	$(2,802)

(g)	At December 31, 2017, the Fund pledged $107,925 in cash as collateral for futures contracts.
(h)	Notional amount rounds to less than $500.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2017 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

CNX—National Stock Exchange of India

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	16.5%
Internet Software & Services	13.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	6.1%
Oil, Gas & Consumable Fuels	5.4%
Chemicals	4.1%
Food Products	3.1%
Electronic Equipment, Instruments & Components	2.7%
Automobiles	2.7%
Transportation Infrastructure	2.7%
Insurance	2.5%
Electric Utilities	2.4%
Diversified Telecommunication Services	2.4%
Food & Staples Retailing	1.7%
Real Estate Management & Development	1.7%
Wireless Telecommunication Services	1.6%
Auto Components	1.1%
Household Durables	0.9%
Airlines	0.9%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Paper & Forest Products	0.6%
Communications Equipment	0.6%
Healthcare Providers & Services	0.6%
Construction & Engineering	0.5%
Healthcare Equipment & Supplies	0.5%
Media	0.5%
Metals & Mining	0.4%
Independent Power Producers & Energy Traders	0.4%
Construction Materials	0.4%
Biotechnology	0.4%
IT Services	0.4%
Containers & Packaging	0.3%
Water Utilities	0.2%
Capital Markets	0.2%
Personal Products	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2%
Building Products	0.1%
Industrial Conglomerates	0.1%
Gas Utilities	0.1%

Multi-Line Retail	0.1%
Hotels, Restaurants & Leisure	0.1%
Tobacco	0.1%
Marine	0.1%
Textiles, Apparel & Luxury Goods	0.1%
Diversified Financial Services	0.1%
Repurchase Agreements	6.0%
Other assets less liabilities	4.9%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Argentina—0.1%
Adecoagro S.A. (e)	32,791	$339,059

Australia—1.0%
AGL Energy Ltd.	101,600	1,925,323
BlueScope Steel Ltd.	42,948	511,534
CSR Ltd.	79,944	295,562
Fortescue Metals Group Ltd.	56,730	214,687
Inghams Group Ltd.	111,620	297,375
Metcash Ltd.	235,325	570,546
Myer Holdings Ltd.	427,236	220,012
Qantas Airways Ltd.	136,980	537,105
Rio Tinto Ltd.	10,838	637,221
Southern Cross Media Group Ltd.	217,415	200,280
Tassal Group Ltd.	139,828	409,176
WPP AUNZ Ltd.	229,544	164,774

		5,983,595

Austria—0.4%
Erste Group Bank AG (e)	31,151	1,349,946
EVN AG	15,600	312,585
OMV AG	10,655	675,399
Porr AG	8,692	290,346

		2,628,276

Belgium—0.4%
D’ieteren S.A.	4,537	204,168
KBC Group NV	24,006	2,045,632

		2,249,800

Brazil—0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	61,000	631,313
Cia de Saneamento de Minas Gerais—COPASA	24,000	314,332
Fibria Celulose S.A.	61,700	891,183
MRV Engenharia e Participacoes S.A.	54,000	244,541
Qualicorp S.A.	49,000	457,864
Suzano Papel e Celulose S.A.	146,100	823,192
Vale S.A.	63,619	770,715

		4,133,140

Canada—4.6%
Atco Ltd., Class I	31,760	1,136,993
BRP, Inc.	17,557	649,623
Canadian Imperial Bank of Commerce	18,174	1,771,712
Canadian Tire Corp., Ltd., Class A	12,572	1,639,261
Canadian Utilities Ltd., Class A	61,347	1,825,769
Celestica, Inc. (e)	27,159	284,770
CGI Group, Inc., Class A (e)	7,335	398,552
Chorus Aviation, Inc.	33,260	255,337
Cogeco Communications, Inc.	12,039	828,268
Corus Entertainment, Inc., Class B (e)	65,529	609,936
CT Real Estate Investment Trust REIT	33,287	383,979
Dream Global Real Estate Investment Trust REIT	33,193	322,688
Enerflex Ltd.	25,828	315,196
Exchange Income Corp.	14,334	406,415
Fortis, Inc.	18,091	663,624
Genworth MI Canada, Inc.	8,627	298,548
George Weston Ltd.	14,946	1,297,936
High Liner Foods, Inc.	22,958	270,857
Industrial Alliance Insurance & Financial Services, Inc.	12,737	606,147
Kirkland Lake Gold Ltd.	27,104	415,508
Laurentian Bank of Canada	13,559	609,777
Linamar Corp.	12,511	728,664
Loblaw Cos., Ltd.	25,831	1,401,902
Magna International, Inc.	10,894	617,413

	Shares	Value*

Manulife Financial Corp.	57,120	$1,191,477
Martinrea International, Inc.	22,134	282,442
National Bank of Canada	9,079	453,011
Open Text Corp.	20,505	729,339
Pure Industrial Real Estate Trust REIT	48,991	263,858
Royal Bank of Canada	25,657	2,095,220
TMX Group Ltd.	22,139	1,240,629
Toronto-Dominion Bank	49,539	2,902,583
TransCanada Corp.	16,505	803,322
Transcontinental, Inc., Class A	62,628	1,237,613

		28,938,369

China—5.2%
AAC Technologies Holdings, Inc.	15,600	276,096
Agile Group Holdings Ltd.	322,909	488,503
Agricultural Bank of China Ltd., Class H	850,000	395,029
Alibaba Group Holding Ltd. ADR (e)	21,937	3,782,597
Bank of China Ltd., Class H	3,599,000	1,762,559
Bank of Chongqing Co., Ltd., Class H	430,000	341,790
Bank of Communications Co., Ltd., Class H	545,961	404,094
Beijing Enterprises Holdings Ltd.	109,000	645,178
BYD Electronic International Co., Ltd.	254,182	551,345
China CITIC Bank Corp., Ltd., Class H	1,081,000	676,704
China Communications Construction Co., Ltd., Class H	165,000	187,191
China Construction Bank Corp., Class H	2,069,188	1,904,796
China Huarong Asset Management Co., Ltd., Class H (a)	2,639,000	1,243,884
China Lumena New Materials Corp. (c)(d)(e)	60,228	1,156
China Merchants Bank Co., Ltd., Class H	85,156	337,138
China Petroleum & Chemical Corp., Class H	1,098,200	804,358
China Railway Construction Corp., Ltd., Class H	221,484	256,839
China Southern Airlines Co., Ltd., Class H	698,846	721,848
China Water Affairs Group Ltd.	396,000	358,348
China Yuchai International Ltd.	18,373	440,952
China Zhongwang Holdings Ltd.	831,200	454,601
Fosun International Ltd.	234,500	518,238
Great Wall Motor Co., Ltd., Class H	263,740	301,037
Guangzhou Automobile Group Co., Ltd., Class H	338,565	799,700
Guangzhou R&F Properties Co., Ltd., Class H	97,919	220,150
Haier Electronics Group Co., Ltd. (e)	204,000	556,058
Hua Hong Semiconductor Ltd. (a)	388,000	820,505
Industrial & Commercial Bank of China Ltd., Class H	2,300,000	1,843,758
Lee & Man Paper Manufacturing Ltd.	147,483	173,655
NetEase, Inc. ADR	2,842	980,689
Nexteer Automotive Group Ltd.	150,000	356,463
Ping An Insurance Group Co. of China Ltd., Class H	127,000	1,317,253
Semiconductor Manufacturing International Corp. (e)	180,000	310,206
Shanghai Industrial Holdings Ltd.	206,000	589,173
Shenzhen Expressway Co., Ltd., Class H	291,426	295,356

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Sihuan Pharmaceutical Holdings Group Ltd.	1,396,000	$501,059
Sinopec Shanghai Petrochemical Co., Ltd., Class H	420,620	239,113
Sinopharm Group Co., Ltd., Class H	95,679	412,165
Tencent Holdings Ltd.	83,819	4,338,296
Tianneng Power International Ltd.	230,000	238,631
Travelsky Technology Ltd., Class H	199,000	594,864
Yuzhou Properties Co., Ltd.	1,348,708	718,911

		32,160,286

Colombia—0.2%
Bancolombia S.A.	136,409	1,370,288

Czech Republic—0.1%
Philip Morris CR AS (e)	404	314,110

Denmark—0.4%
Danske Bank A/S	26,641	1,036,920
GN Store Nord A/S	12,551	405,360
Scandinavian Tobacco Group A/S, Class A (a)	12,828	248,096
Schouw & Co. AB	2,886	270,474
Spar Nord Bank A/S	30,466	353,733

		2,314,583

Finland—0.3%
Cramo Oyj	13,987	331,618
DNA Oyj	35,637	669,179
Stora Enso Oyj, Class R	33,675	533,505
UPM-Kymmene Oyj	20,456	635,053

		2,169,355

France—5.0%
Air France-KLM (e)	22,509	365,637
Amundi S.A. (a)	9,238	782,410
ArcelorMittal (e)	29,253	949,062
Assystem	10,265	368,508
Atos SE	9,469	1,376,699
AXA S.A.	62,615	1,855,484
Bouygues S.A.	25,199	1,307,518
Capgemini SE	6,889	815,945
Cie de Saint-Gobain	19,383	1,066,767
Cie Generale des Etablissements Michelin	11,000	1,573,606
CNP Assurances	30,749	709,298
Eiffage S.A.	14,865	1,626,847
Engie S.A.	88,949	1,529,167
Faurecia	8,403	654,888
IPSOS	5,898	217,252
Klepierre S.A. REIT	18,400	808,760
L’Oreal S.A.	9,122	2,021,258
Metropole Television S.A.	24,611	635,310
MGI Coutier	7,292	294,939
Orange S.A.	85,026	1,473,569
Peugeot S.A.	35,387	718,753
Rallye S.A.	17,823	316,765
Renault S.A.	7,152	717,904
Sanofi	28,014	2,411,779
Societe Generale S.A.	13,437	692,751
STMicroelectronics NV	35,772	780,332
Total S.A.	42,253	2,332,361
Valeo S.A.	8,988	669,523
Vinci S.A.	20,976	2,141,473

		31,214,565

Germany—2.0%
Bayer AG	16,465	2,045,992
Bayerische Motoren Werke AG	5,789	600,216
CECONOMY AG	34,252	516,953
Covestro AG (a)	7,897	813,126

	Shares	Value*

Deutsche Lufthansa AG	33,823	$1,242,105
Deutsche Post AG	33,914	1,612,052
Draegerwerk AG & Co. KGaA	2,865	210,001
Fresenius SE & Co. KGaA	13,358	1,038,875
Merck KGaA	7,571	812,646
METRO AG (e)	34,252	682,255
Rheinmetall AG	2,425	306,674
Siemens AG	6,967	964,634
Talanx AG (e)	35,722	1,455,732

		12,301,261

Greece—0.2%
FF Group (e)	29,042	662,074
JUMBO S.A.	27,934	499,397
Motor Oil Hellas Corinth Refineries S.A.	12,967	292,188

		1,453,659

Hong Kong—0.7%
Dah Sing Financial Holdings Ltd.	28,560	182,959
Global Brands Group Holding Ltd. (e)	2,430,000	198,751
Hang Lung Group Ltd.	129,000	474,301
IT Ltd.	438,000	186,288
Johnson Electric Holdings Ltd.	136,000	568,712
Kerry Properties Ltd.	73,257	329,092
Man Wah Holdings Ltd.	441,600	418,719
Minth Group Ltd.	50,685	304,794
WH Group Ltd. (a)	639,000	721,373
Wheelock & Co., Ltd.	53,000	377,797
Xinyi Glass Holdings Ltd. (e)	317,708	412,976

		4,175,762

Hungary—0.2%
Magyar Telekom Telecommunications PLC	212,602	375,775
OTP Bank PLC	18,992	784,389

		1,160,164

Indonesia—0.5%
Bank Negara Indonesia Persero Tbk PT	1,274,445	929,943
Bank Tabungan Negara Persero Tbk PT	1,423,900	374,669
Indo Tambangraya Megah Tbk PT	326,500	497,153
Indofood Sukses Makmur Tbk PT	428,121	240,606
Telekomunikasi Indonesia Persero Tbk PT	3,375,894	1,104,907

		3,147,278

Israel—0.2%
Bank Leumi Le-Israel BM	76,300	459,265
First International Bank of Israel Ltd.	20,903	433,481
Israel Corp., Ltd. (e)	2,454	415,130
Ituran Location and Control Ltd.	6,422	219,632

		1,527,508

Italy—1.1%
ACEA SpA	14,957	276,371
Amplifon SpA	27,181	418,752
Enel SpA	336,610	2,069,905
Immobiliare Grande Distribuzione SIIQ SpA REIT	295,755	342,087
Intesa Sanpaolo SpA	283,305	939,965
Iren SpA	87,670	262,977
OVS SpA (a)	34,792	231,894
Recordati SpA	16,318	725,163
Telecom Italia SpA (e)	1,487,574	1,284,664
Unipol Gruppo SpA	52,207	244,528

		6,796,306

Japan—7.6%
Aisin Seiki Co., Ltd.	16,000	896,361
Bank of Saga Ltd. (e)	12,400	282,589
Brother Industries Ltd.	25,600	629,236
Canon, Inc.	44,300	1,650,533

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Chubu Electric Power Co., Inc.	100,100	$1,241,610
Daiho Corp.	45,000	223,523
Dainichiseika Color & Chemicals Manufacturing Co., Ltd. (e)	13,100	653,537
Daiwa House Industry Co., Ltd.	14,646	561,636
DCM Holdings Co., Ltd.	65,600	610,710
Ehime Bank Ltd.	23,500	280,647
Eizo Corp. (e)	13,600	638,962
Electric Power Development Co., Ltd.	43,000	1,156,681
Exedy Corp.	5,926	182,573
Gecoss Corp. (e)	51,200	632,013
Hitachi Ltd.	143,000	1,109,422
Hitachi Zosen Corp.	55,200	289,940
Honda Motor Co., Ltd.	75,400	2,573,214
Iida Group Holdings Co., Ltd.	56,600	1,065,362
Information Services International-Dentsu Ltd.	21,800	492,565
ITOCHU Corp.	109,723	2,045,403
Japan Airlines Co., Ltd.	14,783	577,570
Japan Asset Marketing Co., Ltd. (e)	549,900	613,917
JFE Holdings, Inc.	18,400	439,712
Maeda Corp.	33,057	455,019
Marubeni Corp.	118,400	855,995
Matsumotokiyoshi Holdings Co., Ltd.	8,572	352,147
Mazda Motor Corp.	72,200	964,833
MCJ Co., Ltd.	35,600	372,503
Mitsubishi Chemical Holdings Corp.	53,594	586,422
Mitsubishi Corp.	64,400	1,775,750
Mitsubishi UFJ Financial Group, Inc.	228,815	1,665,306
Mitsui & Co., Ltd.	101,800	1,651,544
Mitsui Engineering & Shipbuilding Co., Ltd.	12,100	180,907
Mitsui Sugar Co., Ltd.	19,700	830,619
MS&AD Insurance Group Holdings, Inc.	10,900	367,662
Nanto Bank Ltd.	10,800	289,775
NEC Corp.	27,200	732,694
Nippon Telegraph & Telephone Corp.	44,748	2,103,786
Nissan Motor Co., Ltd.	152,641	1,519,707
Nomura Real Estate Holdings, Inc.	18,943	423,231
ORIX Corp.	49,599	836,283
Raito Kogyo Co., Ltd. (e)	27,337	312,199
Sakai Chemical Industry Co., Ltd. (e)	13,100	349,974
Seiko Epson Corp.	33,700	793,345
Seino Holdings Co., Ltd.	28,800	456,898
Sekisui House Ltd.	19,777	356,751
Shin-Etsu Chemical Co., Ltd.	15,500	1,570,506
SKY Perfect JSAT Holdings, Inc.	40,800	186,733
SoftBank Group Corp.	24,200	1,915,928
Sojitz Corp.	88,016	269,653
Sumitomo Electric Industries Ltd.	82,000	1,382,298
Sumitomo Forestry Co., Ltd.	10,120	180,485
Sumitomo Osaka Cement Co., Ltd.	67,028	322,814
TOMONY Holdings, Inc.	80,800	414,773
Toyota Motor Corp.	47,449	3,023,923
Yamaha Motor Co., Ltd.	13,500	442,237
Yokohama Rubber Co., Ltd.	18,703	456,845

		47,247,261

Korea (Republic of)—2.8%
DGB Financial Group, Inc.	58,126	571,972
E-MART, Inc.	3,175	802,936
GS Holdings Corp.	5,690	330,396
Hankook Tire Co., Ltd.	7,384	376,196
Hanwha Chemical Corp.	23,169	683,521
Hyundai Development Co-Engineering & Construction	12,654	455,275

	Shares	Value*

Hyundai Steel Co.	11,653	$638,015
KB Financial Group, Inc.	13,482	797,907
Korea Petrochemical Ind Co., Ltd.	1,967	484,187
Korean Air Lines Co., Ltd. (e)	18,095	571,102
KT Corp. ADR (e)	13,138	205,084
KT&G Corp.	4,097	442,019
LG Corp.	3,888	330,412
LG Electronics, Inc.	9,110	900,743
LG Uplus Corp.	26,413	345,413
Lotte Chemical Corp.	1,290	442,948
LS Corp.	7,870	532,531
POSCO	5,298	1,647,949
S-Oil Corp.	5,078	554,641
Samsung Electronics Co., Ltd. GDR	2,441	2,924,318
Shinhan Financial Group Co., Ltd.	19,646	906,804
SK Innovation Co., Ltd.	7,881	1,503,464
SK Telecom Co., Ltd.	2,513	626,754
Woori Bank	33,833	497,358

		17,571,945

Malaysia—0.2%
AirAsia Bhd.	530,000	438,720
CIMB Group Holdings Bhd.	484,000	782,150
Unisem M Bhd.	327,200	295,102

		1,515,972

Mexico—0.1%
Industrias Bachoco S.A.B de C.V. ADR	7,678	439,949

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	81,476	287,384

Netherlands—1.4%
ABN AMRO Group NV (a)	28,706	925,506
AerCap Holdings NV (e)	10,830	569,766
ASR Nederland NV	18,073	744,008
BE Semiconductor Industries NV	3,612	301,727
ING Groep NV	136,262	2,501,324
Koninklijke Ahold Delhaize NV	65,790	1,446,259
Koninklijke Volkerwessels NV	12,555	357,697
NN Group NV	22,724	982,893
Philips Lighting NV (a)	8,006	293,634
Wereldhave NV REIT	13,537	648,991

		8,771,805

New Zealand—0.3%
Air New Zealand Ltd.	313,994	709,863
Metlifecare Ltd.	146,583	633,689
Summerset Group Holdings Ltd.	61,600	240,107

		1,583,659

Norway—0.4%
Austevoll Seafood ASA	22,600	187,861
Leroy Seafood Group ASA	45,250	242,381
Marine Harvest ASA (e)	16,636	281,326
Norwegian Finans Holding ASA (e)	26,484	296,754
Salmar ASA	14,701	441,670
Sparebank 1 Nord Norge	31,643	239,907
SpareBank 1 SMN	34,730	348,653
Stolt-Nielsen Ltd.	24,461	324,733

		2,363,285

Panama—0.1%
Banco Latinoamericano de Comercio Exterior S.A.	13,778	370,628

Philippines—0.2%
Cebu Air, Inc.	171,390	343,330
DMCI Holdings, Inc.	2,048,000	590,769
Globe Telecom, Inc.	9,740	370,713

		1,304,812

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Poland—0.1%
Cyfrowy Polsat S.A.	90,669	$647,533

Russian Federation—0.1%
Magnitogorsk Iron & Steel Works PJSC GDR	28,096	273,655
United Co. RUSAL PLC	701,000	490,516

		764,171

Singapore—0.7%
Accordia Golf Trust UNIT	535,700	274,369
Asian Pay Television Trust UNIT	724,900	319,406
BOC Aviation Ltd. (a)	112,300	597,980
Bumitama Agri Ltd.	503,100	280,242
DBS Group Holdings Ltd.	54,200	1,002,498
Genting Singapore PLC	405,200	395,734
Jardine Cycle & Carriage Ltd.	15,600	473,527
Oversea-Chinese Banking Corp., Ltd.	65,700	606,952
QAF Ltd.	361,800	302,977
Yanlord Land Group Ltd.	296,000	357,910

		4,611,595

South Africa—0.1%
Telkom S.A. SOC Ltd.	120,379	468,187

Spain—1.0%
Acciona S.A.	7,692	626,982
ACS Actividades de Construccion y Servicios S.A.	13,710	535,562
Amadeus IT Group S.A.	15,940	1,147,082
Bankinter S.A.	40,900	386,902
Ebro Foods S.A.	10,355	242,525
International Consolidated Airlines Group S.A.	79,540	696,573
Papeles y Cartones de Europa S.A.	30,722	417,275
Repsol S.A.	83,258	1,470,039
Telefonica S.A.	99,877	972,576

		6,495,516

Sweden—1.0%
Ahlsell AB (a)	50,220	323,317
Attendo AB (a)	51,893	556,374
Bonava AB, Class B	22,300	311,538
Dios Fastigheter AB	46,468	315,806
Hemfosa Fastigheter AB	25,155	337,077
Holmen AB, Class B	7,464	396,710
Humana AB	43,706	293,039
Inwido AB	25,282	258,118
Klovern AB, Class B	183,704	240,069
New Wave Group AB, Class B	35,314	234,601
Scandic Hotels Group AB (a)	26,102	374,677
Swedbank AB, Class A	35,817	864,077
Volvo AB, Class B	89,751	1,671,332

		6,176,735

Switzerland—1.0%
Adecco Group AG	10,120	773,372
ALSO Holding AG (e)	2,300	316,257
Bell Food Group AG	951	419,164
Bobst Group S.A.	4,694	623,517
Novartis AG	40,045	3,369,884
Vontobel Holding AG	9,976	628,870

		6,131,064

Taiwan—1.2%
AU Optronics Corp.	1,083,000	450,089
Chailease Holding Co., Ltd.	129,000	374,198
E Ink Holdings, Inc.	157,000	251,724
Grand Pacific Petrochemical	296,000	311,957
Hon Hai Precision Industry Co., Ltd.	540,000	1,716,977
Huaku Development Co., Ltd.	90,000	209,890

	Shares	Value*
Innolux Corp.	906,000	$376,089
King’s Town Bank Co., Ltd.	216,000	270,049
LCY Chemical Corp.	131,000	213,117
Long Chen Paper Co., Ltd.	109,000	152,819
Pou Chen Corp.	199,000	257,204
Powertech Technology, Inc.	105,000	309,230
Qisda Corp.	436,000	308,911
Syncmold Enterprise Corp.	81,000	172,841
Taiwan Business Bank	659,000	185,652
Taiwan Cooperative Financial Holding Co., Ltd.	336,000	187,247
Taiwan Hon Chuan Enterprise Co., Ltd.	126,000	243,217
United Integrated Services Co., Ltd.	97,000	190,882
Wistron Corp.	380,000	304,533
Yieh Phui Enterprise Co., Ltd.	485,000	198,203
Yuanta Financial Holding Co., Ltd.	1,468,000	678,836

		7,363,665

Thailand—0.8%
Electricity Generating PCL (c)(d)	116,400	771,476
Kiatnakin Bank PCL (c)(d)	406,000	985,928
PTT Global Chemical PCL (c)(d)	276,900	721,700
PTT PCL (c)(d)	30,000	404,287
Siam Cement PCL	47,150	708,082
Thai Oil PCL (c)(d)	130,000	412,857
Thanachart Capital PCL (c)(d)	266,900	460,311
Tisco Financial Group PCL (c)(d)	164,300	446,166

		4,910,807

Turkey—0.7%
Akbank Turk AS	217,763	565,138
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (e)	460,046	340,667
Eregli Demir ve Celik Fabrikalari TAS	121,203	319,791
Soda Sanayii AS	446,358	593,495
TAV Havalimanlari Holding AS	120,874	715,429
Tekfen Holding AS	77,656	347,727
Tofas Turk Otomobil Fabrikasi AS	74,094	644,821
Turkiye Halk Bankasi AS	197,491	561,233
Turkiye Vakiflar Bankasi Tao	141,375	252,164

		4,340,465

United Kingdom—4.9%
3i Group PLC	35,897	441,932
Anglo American PLC	63,791	1,326,787
Aviva PLC	142,577	972,421
Bellway PLC	9,488	454,852
Berkeley Group Holdings PLC	4,823	273,299
Biffa PLC (a)	103,983	367,829
BP PLC	100,000	701,529
British American Tobacco PLC	36,271	2,451,876
British American Tobacco PLC ADR	18,490	1,238,645
BT Group PLC	511,137	1,875,034
Carnival PLC	25,254	1,661,599
EI Group PLC (e)	230,502	439,588
Firstgroup PLC (e)	338,534	503,544
G4S PLC	197,279	710,024
Galliford Try PLC	16,673	289,492
Hastings Group Holdings PLC (a)	147,891	638,961
Highland Gold Mining Ltd.	336,377	775,130
HSBC Holdings PLC	149,394	1,542,951
Imperial Brands PLC	31,846	1,358,380
J Sainsbury PLC	123,540	402,287
Jackpotjoy PLC (e)	31,957	357,471
John Laing Group PLC (a)	162,510	645,074
Keller Group PLC	45,309	595,223
Lloyds Banking Group PLC	1,740,745	1,596,232
Morgan Sindall Group PLC	17,267	332,911
National Express Group PLC	152,711	785,351

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Northgate PLC	55,978	$288,144
Paragon Banking Group PLC	15,931	105,384
Pendragon PLC	889,736	342,364
Rio Tinto PLC	32,487	1,704,190
Royal Dutch Shell PLC, Class A	18,868	628,776
Royal Dutch Shell PLC, Class B	100,205	3,374,306
Tate & Lyle PLC	115,856	1,098,138
Taylor Wimpey PLC	157,918	440,072

		30,719,796

United States—48.6%
AbbVie, Inc.	33,537	3,243,363
ACCO Brands Corp. (e)	21,042	256,712
Activision Blizzard, Inc.	20,383	1,290,652
Advanced Energy Industries, Inc. (e)	4,998	337,265
Aetna, Inc.	10,921	1,970,039
AG Mortgage Investment Trust, Inc. REIT	21,316	405,217
Agilent Technologies, Inc.	25,659	1,718,383
AGNC Investment Corp. REIT	21,063	425,262
Air Lease Corp.	9,163	440,649
Alaska Air Group, Inc.	8,084	594,255
Alcoa Corp. (e)	10,716	577,271
Align Technology, Inc. (e)	6,512	1,446,901
Allison Transmission Holdings, Inc.	27,828	1,198,552
Ally Financial, Inc.	14,636	426,786
Alphabet, Inc., Class A (e)	2,097	2,208,980
Alphabet, Inc., Class C (e)	2,264	2,369,050
Altria Group, Inc.	50,027	3,572,428
Amazon.com, Inc. (e)	3,775	4,414,749
Amdocs Ltd.	26,594	1,741,375
American Equity Investment Life Holding Co.	16,908	519,583
AmerisourceBergen Corp.	14,454	1,327,166
Amgen, Inc.	18,601	3,234,714
Andeavor	9,288	1,061,990
Annaly Capital Management, Inc. REIT	125,307	1,489,900
Anthem, Inc.	8,173	1,839,007
Apple, Inc.	44,118	7,466,089
Applied Materials, Inc.	24,726	1,263,993
Arrow Electronics, Inc. (e)	6,250	502,563
Assured Guaranty Ltd.	16,833	570,134
AT&T, Inc.	181,243	7,046,728
Athene Holding Ltd., Class A (e)	27,585	1,426,420
Bank of America Corp.	173,312	5,116,170
Bank of New York Mellon Corp.	38,957	2,098,224
Baxter International, Inc.	21,314	1,377,737
Becton Dickinson and Co.	6,609	1,414,659
Berkshire Hills Bancorp, Inc.	16,572	606,535
Best Buy Co., Inc.	15,651	1,071,624
BGC Partners, Inc., Class A	46,572	703,703
Big Lots, Inc.	4,397	246,892
Blucora, Inc. (e)	30,627	676,857
Boeing Co.	10,034	2,959,127
Boston Scientific Corp. (e)	52,096	1,291,460
Broadcom Ltd.	7,729	1,985,580
Bunge Ltd.	9,924	665,702
CDW Corp.	8,131	565,023
Centene Corp. (e)	5,914	596,604
CenterPoint Energy, Inc.	15,509	439,835
Central Garden & Pet Co., Class A (e)	10,451	394,107
Charles River Laboratories International, Inc. (e)	3,707	405,731
Chemours Co.	15,147	758,259
Chevron Corp.	33,914	4,245,694
Children’s Place, Inc.	5,510	800,879

	Shares	Value*

Chimera Investment Corp. REIT	13,671	$252,640
Cigna Corp.	5,478	1,112,527
Cisco Systems, Inc.	65,210	2,497,543
Citigroup, Inc.	47,799	3,556,724
Citizens Financial Group, Inc.	24,904	1,045,470
Cognizant Technology Solutions Corp., Class A	32,507	2,308,647
Coherent, Inc. (e)	1,641	463,123
Comcast Corp., Class A	99,056	3,967,193
Cooper Cos., Inc.	1,653	360,156
Cooper-Standard Holdings, Inc. (e)	2,294	281,015
Copa Holdings S.A., Class A	2,240	300,294
Corning, Inc.	29,974	958,868
Cotiviti Holdings, Inc. (e)	19,319	622,265
Crawford & Co., Class A	41,182	350,047
CVS Health Corp.	51,140	3,707,650
Danaher Corp.	17,701	1,643,007
Darden Restaurants, Inc.	5,073	487,109
Deere & Co.	8,999	1,408,433
Dell Technologies, Inc., Class V (e)	16,014	1,301,618
Delta Air Lines, Inc.	7,880	441,280
Discover Financial Services	23,859	1,835,234
DowDuPont, Inc.	42,781	3,046,863
DTE Energy Co.	2,188	239,498
Dynex Capital, Inc. REIT	87,729	614,980
E*TRADE Financial Corp. (e)	11,089	549,682
Eastman Chemical Co.	12,623	1,169,395
eBay, Inc. (e)	24,975	942,557
Edison International	12,091	764,635
Essent Group Ltd. (e)	14,713	638,838
Euronet Worldwide, Inc. (e)	2,845	239,748
Everest Re Group Ltd.	4,696	1,039,037
Exelon Corp.	42,552	1,676,974
Exxon Mobil Corp.	50,610	4,233,020
Fabrinet (e)	10,007	287,201
Facebook, Inc., Class A (e)	31,856	5,621,310
FedEx Corp.	9,153	2,284,040
Fidelity National Information Services, Inc.	11,365	1,069,333
First Merchants Corp.	9,116	383,419
FirstEnergy Corp.	40,009	1,225,076
Ford Motor Co.	122,583	1,531,062
Fresh Del Monte Produce, Inc.	19,977	952,304
General Electric Co.	216,930	3,785,428
General Motors Co.	81,528	3,341,833
Gilead Sciences, Inc.	30,318	2,171,982
Global Brass & Copper Holdings, Inc.	9,672	320,143
Goldman Sachs Group, Inc.	8,523	2,171,319
Goodyear Tire & Rubber Co.	24,747	799,576
Hawkins, Inc.	15,131	532,611
HCA Healthcare, Inc. (e)	5,752	505,256
Hersha Hospitality Trust REIT	12,459	216,787
Hewlett Packard Enterprise Co.	69,224	994,057
Hill-Rom Holdings, Inc.	3,366	283,720
Home Depot, Inc.	30,134	5,711,297
Hospitality Properties Trust REIT	10,512	313,783
HP, Inc.	115,063	2,417,474
Humana, Inc.	7,438	1,845,145
Ingredion, Inc.	12,062	1,686,268
Intel Corp.	104,181	4,808,995
Intuitive Surgical, Inc. (e)	4,347	1,586,394
Invesco Mortgage Capital, Inc. REIT	14,836	264,526
IQVIA Holdings, Inc. (e)	5,978	585,246
JetBlue Airways Corp. (e)	11,679	260,909
Johnson & Johnson	45,597	6,370,813

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

JPMorgan Chase & Co. .0	59,413	$6,353,626
Juniper Networks, Inc.	13,920	396,720
Kansas City Southern	16,752	1,762,645
Laboratory Corp. of America Holdings (e)	9,169	1,462,547
Lam Research Corp.	11,027	2,029,740
Lear Corp.	4,499	794,793
Legg Mason, Inc.	15,936	668,993
Leidos Holdings, Inc.	24,007	1,550,132
Lincoln National Corp.	12,420	954,725
LyondellBasell Industries NV, Class A	10,361	1,143,026
ManpowerGroup, Inc.	6,243	787,305
Marathon Petroleum Corp.	15,234	1,005,139
Marcus Corp.	11,221	306,894
Masimo Corp. (e)	4,390	372,272
McDonald’s Corp.	17,302	2,978,020
McKesson Corp.	10,828	1,688,627
Mercer International, Inc.	16,904	241,727
Merck & Co., Inc.	55,107	3,100,871
Mettler-Toledo International, Inc. (e)	2,834	1,755,720
Microchip Technology, Inc.	11,209	985,047
Micron Technology, Inc. (e)	41,439	1,703,972
Microsoft Corp.	44,011	3,764,701
MKS Instruments, Inc.	3,604	340,578
Mohawk Industries, Inc. (e)	1,348	371,913
Molson Coors Brewing Co., Class B	11,553	948,155
Mondelez International, Inc., Class A	36,100	1,545,080
Morgan Stanley	30,964	1,624,681
Net 1 UEPS Technologies, Inc. (e)	28,727	341,564
New Residential Investment Corp. REIT	20,697	370,062
Newell Brands, Inc.	47,289	1,461,230
Northrop Grumman Corp.	4,328	1,328,306
NVIDIA Corp.	9,339	1,807,096
ON Semiconductor Corp. (e)	27,249	570,594
Oracle Corp.	69,459	3,284,022
Owens & Minor, Inc.	31,972	603,631
Owens Corning	7,416	681,827
Park Hotels & Resorts, Inc. REIT	8,616	247,710
Penn Virginia Corp. (e)	15,502	606,283
PepsiCo, Inc.	28,054	3,364,236
Pfizer, Inc.	107,497	3,893,541
PG&E Corp.	15,497	694,731
Pier 1 Imports, Inc.	68,305	282,783
Pinnacle Foods, Inc.	22,522	1,339,383
PNC Financial Services Group, Inc.	18,934	2,731,987
Principal Financial Group, Inc.	12,722	897,664
Procter & Gamble Co.	58,359	5,362,025
Prudential Financial, Inc.	12,118	1,393,328
PVH Corp.	12,109	1,661,476
Qorvo, Inc. (e)	5,557	370,096
Quality Care Properties, Inc. REIT (e)	29,176	402,921
Quest Diagnostics, Inc.	7,222	711,295
Regeneron Pharmaceuticals, Inc. (e)	2,759	1,037,274
Reinsurance Group of America, Inc.	9,138	1,424,888
Reliance Steel & Aluminum Co.	2,302	197,489
Royal Caribbean Cruises Ltd.	4,883	582,444
Rudolph Technologies, Inc. (e)	8,644	206,592
Sabra Health Care REIT, Inc. REIT	17,214	323,107
Sanderson Farms, Inc.	5,159	715,966
Schweitzer-Mauduit International, Inc.	7,172	325,322
Seaboard Corp.	96	423,360
Sinclair Broadcast Group, Inc. Class A	8,637	326,910

	Shares	Value*

Skyworks Solutions, Inc.	8,358	$793,592
Southwest Airlines Co.	8,359	547,097
Speedway Motorsports, Inc.	12,724	240,102
Spirit AeroSystems Holdings, Inc., Class A	15,497	1,352,113
Stanley Black & Decker, Inc.	12,860	2,182,213
State Street Corp.	19,112	1,865,522
Stoneridge, Inc. (e)	13,107	299,626
Stryker Corp.	12,691	1,965,074
Summit Hotel Properties, Inc. REIT	20,815	317,012
Superior Industries International, Inc.	34,076	506,029
Sykes Enterprises, Inc. (e)	4,989	156,904
Syneos Health, Inc. (e)	3,596	156,786
Target Corp.	29,075	1,897,144
Teleflex, Inc.	2,628	653,899
Tenneco, Inc.	6,397	374,480
Texas Instruments, Inc.	42,016	4,388,151
Thermo Fisher Scientific, Inc.	10,792	2,049,185
Thor Industries, Inc.	4,022	606,196
Time Warner, Inc.	20,731	1,896,265
TiVo Corp.	18,489	288,428
Tower International, Inc.	9,675	295,571
Tyson Foods, Inc., Class A	23,668	1,918,765
United Continental Holdings, Inc. (e)	3,713	250,256
UnitedHealth Group, Inc.	17,781	3,919,999
Unum Group	28,912	1,586,980
Valero Energy Corp.	13,975	1,284,442
Varex Imaging Corp. (e)	7,725	310,313
Verizon Communications, Inc.	21,995	1,164,195
Viad Corp.	5,998	332,289
Vishay Intertechnology, Inc.	14,755	306,166
Wal-Mart Stores, Inc.	14,000	1,382,500
Weis Markets, Inc.	5,910	244,615
WellCare Health Plans, Inc. (e)	1,309	263,253
Wells Fargo & Co.	37,657	2,284,650
Western Digital Corp.	7,483	595,123

		302,473,682

Total Common Stock (cost—$508,336,603)		600,937,280

EXCHANGE-TRADED FUNDS—1.3%

iShares Core MSCI EAFE	37,389	2,471,039
iShares Core MSCI Emerging Markets	40,976	2,331,534
iShares Core S&P 500	12,128	3,260,613

Total Exchange-Traded Funds (cost—$7,800,939)		8,063,186

PREFERRED STOCK—0.7%

Brazil—0.0%
Cia Paranaense de Energia	31,300	235,422

Colombia—0.1%
Banco Davivienda S.A.	44,835	449,786

Germany—0.2%
Henkel AG & Co. KGaA	10,985	1,450,628

Korea (Republic of)—0.4%
Samsung Electronics Co., Ltd.	1,262	2,457,634

Total Preferred Stock (cost—$3,419,967)		4,593,470

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., expires 1/10/18 (e) (cost—$38,159)	83,258	37,861

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $8,709,194; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $8,883,433 including accrued interest (cost—$8,709,000)	$8,709	$8,709,000

Total Investments (cost—$528,304,668) (b)—99.9%		622,340,797

Other assets less liabilities (f)—0.1%		580,095

Net Assets—100.0%		$622,920,892

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $9,584,640, representing 1.5% of net assets.
(b)	Securities with an aggregate value of $221,892,416, representing 35.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $4,203,881, representing 0.7% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini S&P 500 Index	25	3/16/18	$1	$3,345	$(11,056)
Mini MSCI Emerging Markets Index	45	3/16/18	2	2,618	51,083

					$40,027

(g)	At December 31, 2017, the Fund pledged $510,031 in cash as collateral for futures contracts.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.2%
Oil, Gas & Consumable Fuels	4.4%
Semiconductors & Semiconductor Equipment	3.9%
Pharmaceuticals	3.7%
Technology Hardware, Storage & Peripherals	3.6%
Healthcare Providers & Services	3.5%
Insurance	3.4%
Internet Software & Services	3.4%
Diversified Telecommunication Services	3.1%
Automobiles	2.9%
Food Products	2.7%
Chemicals	2.4%
Capital Markets	2.2%
Healthcare Equipment & Supplies	2.1%
Food & Staples Retailing	2.1%
Auto Components	2.0%
Metals & Mining	2.0%
IT Services	2.0%
Software	1.7%
Construction & Engineering	1.7%
Specialty Retail	1.6%
Media	1.6%
Biotechnology	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Trading Companies & Distributors	1.5%
Airlines	1.5%
Machinery	1.4%
Hotels, Restaurants & Leisure	1.3%
Exchange-Traded Funds	1.3%
Electronic Equipment, Instruments & Components	1.3%
Industrial Conglomerates	1.2%
Multi-Utilities	1.2%
Household Products	1.2%
Household Durables	1.1%
Life Sciences Tools & Services	1.0%
Real Estate Management & Development	1.0%
Aerospace & Defense	0.9%
Equity Real Estate Investment Trusts (REITs)	0.8%
Internet & Catalog Retail	0.7%
Beverages	0.7%
Paper & Forest Products	0.7%
Multi-Line Retail	0.6%
Air Freight & Logistics	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Road & Rail	0.6%
Communications Equipment	0.6%
Wireless Telecommunication Services	0.5%
Commercial Services & Supplies	0.5%
Textiles, Apparel & Luxury Goods	0.4%
Diversified Financial Services	0.4%
Consumer Finance	0.4%
Personal Products	0.3%
Building Products	0.3%
Professional Services	0.3%
Independent Power Producers & Energy Traders	0.3%
Electrical Equipment	0.2%
Construction Materials	0.2%
Water Utilities	0.2%
Thrifts & Mortgage Finance	0.2%
Transportation Infrastructure	0.2%
Distributors	0.1%
Containers & Packaging	0.1%
Leisure Equipment & Products	0.1%
Healthcare Technology	0.1%
Marine	0.1%

Energy Equipment & Services	0.1%
Repurchase Agreements	1.4%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Australia—2.8%
Aristocrat Leisure Ltd.	3,501	$64,468
Australian Pharmaceutical Industries Ltd.	36,421	47,727
Commonwealth Bank of Australia	536	33,451
CSR Ltd.	10,135	37,470
Japara Healthcare Ltd.	33,604	51,190
Macquarie Group Ltd.	1,173	90,726
Metcash Ltd.	11,047	26,784
Orora Ltd.	13,340	35,141
OZ Minerals Ltd.	5,301	37,650
Qantas Airways Ltd.	23,718	92,999
Sigma Healthcare Ltd.	46,195	35,593
Sims Metal Management Ltd.	2,304	28,179
South32 Ltd.	15,607	42,304
Spotless Group Holdings Ltd.	23,859	21,502
Treasury Wine Estates Ltd.	2,486	30,849
Westpac Banking Corp.	2,782	67,668

		743,701

Austria—1.5%
Erste Group Bank AG (e)	1,855	80,388
Lenzing AG	190	24,131
Mayr Melnhof Karton AG	307	45,123
OMV AG	1,632	103,449
Porr AG	1,523	50,874
Telekom Austria AG	282	2,615
Voestalpine AG	1,403	83,763

		390,343

Belgium—1.0%
Euronav NV	5,879	54,179
KBC Group NV	913	77,800
UCB S.A.	1,793	142,172

		274,151

Brazil—0.6%
Banco Santander Brasil S.A. ADR	5,673	54,858
Estacio Participacoes S.A.	6,200	61,344
Vale S.A. (e)	2,597	31,461

		147,663

Canada—1.0%
Canadian Imperial Bank of Commerce	896	87,348
Empire Co., Ltd.	935	18,216
Manulife Financial Corp.	3,770	78,639
Toronto-Dominion Bank	1,617	94,724

		278,927

China—0.9%
AAC Technologies Holdings, Inc.	3,500	61,944
Agricultural Bank of China Ltd., Class H	228,000	105,961
China Petroleum & Chemical Corp. ADR	363	26,633
Kingboard Chemical Holdings Ltd.	6,000	32,365

		226,903

Denmark—1.3%
Alm Brand A/S	7,131	93,093
Danske Bank A/S	3,605	140,314
Schouw & Co. AB	405	37,956
Vestas Wind Systems A/S	1,120	77,392

		348,755

Finland—0.6%
UPM-Kymmene Oyj	4,821	149,667

	Shares	Value*

France—11.0%
Alten S.A.	635	$52,966
Amundi S.A. (a)	475	40,230
ArcelorMittal (e)	2,426	78,707
Arkema S.A.	122	14,865
Atos SE	696	101,192
AXA S.A.	4,191	124,193
BNP Paribas S.A.	3,602	267,948
Bouygues S.A.	2,732	141,757
Capgemini SE	1,156	136,919
Casino Guichard Perrachon S.A.	1,741	105,559
Christian Dior SE	95	34,688
Cie de Saint-Gobain	1,841	101,322
Engie S.A.	9,467	162,752
ICADE REIT	406	39,911
Kaufman & Broad S.A.	340	16,138
LVMH Moet Hennessy Louis Vuitton S.A.	358	105,075
Natixis S.A.	5,209	41,143
Orange S.A.	3,193	55,337
Peugeot S.A.	4,575	92,924
Rallye S.A.	2,238	39,776
Rubis SCA	309	21,839
Safran S.A.	1,131	116,658
Sanofi	3,541	304,852
SCOR SE	1,340	53,859
Societe Generale S.A.	4,267	219,987
STMicroelectronics NV	5,906	128,834
Total S.A.	2,383	131,541
Valeo S.A.	723	53,857
Vinci S.A.	1,479	150,993

		2,935,822

Germany—4.9%
Adidas AG	871	174,191
Bayer AG	2,283	283,693
Bayerische Motoren Werke AG	787	81,598
Covestro AG (a)	1,011	104,099
Daimler AG	2,248	190,092
Deutsche EuroShop AG	493	20,035
Deutsche Lufthansa AG	3,363	123,502
Deutsche Post AG	3,661	174,020
SAP SE	151	16,893
Siltronic AG (e)	381	55,082
Uniper SE	939	29,293
Wuestenrot & Wuerttembergische AG	2,358	65,869

		1,318,367

Greece—0.6%
Hellenic Petroleum S.A.	8,372	76,444
Mytilineos Holdings S.A. (e)	5,418	59,417
Tsakos Energy Navigation Ltd.	7,558	29,552

		165,413

Hong Kong—3.5%
BOC Hong Kong Holdings Ltd.	37,000	186,990
CK Asset Holdings Ltd.	20,500	178,702
CK Hutchison Holdings Ltd.	12,420	155,626
CLP Holdings Ltd.	1,500	15,350
Henderson Land Development Co., Ltd.	6,000	39,450
Hongkong Land Holdings Ltd.	4,000	28,135
I-CABLE Communications Ltd. (e)	2,808	82
Man Wah Holdings Ltd.	84,400	80,027
Minth Group Ltd.	6,000	36,081
Shun Tak Holdings Ltd.	112,000	43,637
WH Group Ltd. (a)	109,500	123,615
Wheelock & Co., Ltd.	4,000	28,513
Xinyi Glass Holdings Ltd. (e)	8,000	10,399
Yue Yuen Industrial Holdings Ltd.	3,000	11,779

		938,386

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Ireland—0.4%
CRH PLC	2,085	$74,830
Kingspan Group PLC	671	29,402
Smurfit Kappa Group PLC	337	11,407

		115,639

Israel—0.1%
Israel Discount Bank Ltd., Class A (e)	10,049	29,170

Italy—4.2%
Assicurazioni Generali SpA	3,692	67,200
DiaSorin SpA	256	22,701
Enel SpA	39,541	243,148
Eni SpA	8,885	147,028
EXOR NV	1,385	84,918
Fiat Chrysler Automobiles NV (e)	9,228	164,750
Fincantieri SpA (e)	23,774	35,666
Hera SpA	7,857	27,420
Intesa Sanpaolo SpA	30,046	99,688
Recordati SpA	2,327	103,411
Societa Cattolica di Assicurazioni SC	7,604	82,569
UniCredit SpA (e)	2,299	42,886

		1,121,385

Japan—26.3%
Aisin Seiki Co., Ltd.	1,500	84,034
Alfresa Holdings Corp.	1,800	42,160
ANA Holdings, Inc.	3,200	133,493
AOI Electronics Co., Ltd.	1,700	87,342
Asahi Glass Co., Ltd.	2,600	112,384
Asahi Group Holdings Ltd.	3,300	163,745
Asahi Kasei Corp.	11,800	151,859
Astellas Pharma, Inc.	8,100	102,896
Bandai Namco Holdings, Inc.	1,900	62,015
Brother Industries Ltd.	2,100	51,617
Canon Marketing Japan, Inc.	700	18,894
Dai-ichi Life Holdings, Inc.	5,500	113,037
Daikin Industries Ltd.	700	82,714
Denso Corp.	700	41,936
Disco Corp.	400	88,656
FUJIFILM Holdings Corp.	2,200	89,771
Fujitsu Ltd.	10,000	70,895
Heiwado Co., Ltd.	1,700	35,277
Hitachi Chemical Co., Ltd.	1,400	35,848
Hitachi High-Technologies Corp.	1,200	50,435
Hitachi Ltd.	11,000	85,340
Hokuhoku Financial Group, Inc.	2,900	45,186
Hosiden Corp. (e)	4,800	70,616
Idemitsu Kosan Co., Ltd.	1,800	72,100
Japan Airlines Co., Ltd.	2,200	85,954
Kajima Corp.	7,000	67,255
KDDI Corp.	1,500	37,259
Keyence Corp.	100	55,863
Kinden Corp.	3,500	56,986
Kirin Holdings Co., Ltd.	3,600	90,725
KYORIN Holdings, Inc.	1,300	24,259
Lasertec Corp.	600	15,068
Marubeni Corp.	19,300	139,533
Marudai Food Co., Ltd.	12,000	53,837
Megmilk Snow Brand Co., Ltd.	900	26,620
Mitsubishi Chemical Holdings Corp.	13,500	147,716
Mitsubishi Corp.	7,500	206,803
Mitsubishi Gas Chemical Co., Inc.	3,500	100,222
Mitsubishi Heavy Industries Ltd.	500	18,642

	Shares	Value*

Mitsubishi Tanabe Pharma Corp.	1,600	$32,976
Mitsui & Co., Ltd.	7,600	123,298
Mizuho Financial Group, Inc.	97,300	175,927
Morinaga Milk Industry Co., Ltd.	1,200	54,316
NH Foods Ltd.	3,000	73,078
Nippon Electric Glass Co., Ltd.	2,400	91,347
Nippon Flour Mills Co., Ltd.	4,900	75,045
Nippon Telegraph & Telephone Corp.	4,600	216,265
Nippon Television Holdings, Inc.	2,700	46,193
Nishimatsu Construction Co., Ltd.	200	5,595
Nissan Motor Co., Ltd.	19,300	192,153
Nisshin Oillio Group Ltd.	2,000	60,515
Nomura Holdings, Inc.	19,000	111,373
NTT DOCOMO, Inc.	3,200	75,661
Obayashi Corp.	4,300	51,945
Okinawa Cellular Telephone Co.	1,800	65,522
Okumura Corp.	400	16,435
ORIX Corp.	5,900	99,479
Prima Meat Packers Ltd.	7,000	51,334
Rohm Co., Ltd.	900	99,146
Seino Holdings Co., Ltd.	2,300	36,488
Sekisui Chemical Co., Ltd.	5,600	112,114
Shin-Etsu Chemical Co., Ltd.	1,100	111,455
Shindengen Electric Manufacturing Co., Ltd.	500	39,418
Shionogi & Co., Ltd.	2,600	140,491
Showa Corp.	1,300	16,103
SoftBank Group Corp.	2,100	166,258
Sojitz Corp.	21,400	65,563
Sompo Holdings, Inc.	3,800	146,683
Sumitomo Corp.	10,200	173,010
Sumitomo Electric Industries Ltd.	3,100	52,258
Sumitomo Forestry Co., Ltd.	1,200	21,401
Sumitomo Mitsui Financial Group, Inc.	2,200	94,830
Taisei Corp.	2,000	99,462
Takeda Pharmaceutical Co., Ltd.	3,900	220,809
Tohoku Electric Power Co., Inc.	1,400	17,874
Tokyo Electron Ltd.	1,000	180,389
Toridoll Holdings Corp.	700	26,041
Toyoda Gosei Co., Ltd.	800	20,297
Toyota Motor Corp.	4,800	305,904
Tsubaki Nakashima Co., Ltd.	1,500	35,652
Tsumura & Co.	400	13,251
Ulvac, Inc.	700	43,902
USS Co., Ltd.	1,700	35,949
Valor Holdings Co., Ltd.	1,700	39,657
Warabeya Nichiyo Holdings Co., Ltd.	2,200	62,291
Zeon Corp.	2,000	28,863

		7,043,008

Korea (Republic of)—0.7%
POSCO	138	42,925
Samsung Electronics Co., Ltd. GDR	91	107,763
SK Innovation Co., Ltd.	222	42,351

		193,039

Mexico—0.1%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	10,100	14,768

Netherlands—3.4%
Accell Group	1,300	36,546
Aegon NV	20,629	131,076
AerCap Holdings NV (e)	957	50,348
BE Semiconductor Industries NV	521	43,522
Corbion NV	278	9,005
Heineken NV	369	38,467
ING Groep NV	9,772	179,382
Koninklijke DSM NV	1,601	152,934
Koninklijke KPN NV	23,741	82,886
Unilever NV	3,212	180,845
Wereldhave NV REIT	342	16,396

		921,407

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*
New Zealand—0.7%
Air New Zealand Ltd.	24,662	$55,755
Fonterra Co-operative Group Ltd. UNIT	17,136	77,845
New Zealand Refining Co., Ltd.	29,024	54,508

		188,108

Norway—0.8%
Austevoll Seafood ASA	2,179	18,113
Grieg Seafood ASA	1,300	11,417
Leroy Seafood Group ASA	3,300	17,676
Norsk Hydro ASA	9,068	68,743
Orkla ASA	3,848	40,778
SpareBank 1 SR Bank ASA	5,431	57,547

		214,274

Portugal—0.1%
Galp Energia SGPS S.A.	1,215	22,323

Russian Federation—0.5%
Novolipetsk Steel PJSC GDR	2,884	73,174
Rosneft Oil Co. PJSC GDR	2,700	13,435
X5 Retail Group NV GDR (e)	1,425	53,822

		140,431

Singapore—1.3%
DBS Group Holdings Ltd.	9,200	170,166
Oversea-Chinese Banking Corp., Ltd.	10,600	97,925
QAF Ltd.	64,800	54,265
Venture Corp., Ltd.	1,300	19,847

		342,203

Spain—3.2%
Aena SME S.A. (a)	175	35,416
Amadeus IT Group S.A.	1,106	79,591
Banco Santander S.A.	16,235	106,441
Banco Santander S.A.	3,956	25,767
Bankinter S.A.	1,113	10,529
CaixaBank S.A.	15,168	70,513
Cia de Distribucion Integral Logista Holdings S.A.	839	19,303
CIE Automotive S.A.	1,508	43,705
Endesa S.A.	1,468	31,397
International Consolidated Airlines Group S.A.	13,101	114,732
Mapfre S.A.	13,769	44,166
Melia Hotels International S.A.	2,966	40,811
Repsol S.A.	9,894	174,693
Siemens Gamesa Renewable Energy S.A.	3,634	49,762

		846,826

Sweden—1.7%
Boliden AB	2,424	82,895
Loomis AB, Class B	1,112	46,714
Nobina AB (a)	11,074	72,899
SAS AB (e)	5,875	15,242
Svenska Cellulosa AB SCA, Class B	6,598	68,006
Volvo AB, Class B	9,161	170,595

		456,351

Switzerland—7.1%
Adecco Group AG	1,351	103,244
Baloise Holding AG	715	111,144
Bobst Group S.A.	483	64,158
Flughafen Zurich AG	103	23,542
Lonza Group AG (e)	573	154,542
Nestle S.A.	4,013	345,023
Novartis AG	3,176	267,268
OC Oerlikon Corp. AG (e)	2,339	39,481
Partners Group Holding AG	201	137,724
Roche Holding AG	662	167,390

	Shares	Value*

Sika AG	6	$47,604
Swiss Life Holding AG (e)	238	84,127
Swiss Re AG	1,708	159,733
Zurich Insurance Group AG	646	196,412

		1,901,392

Taiwan—1.1%
Compeq Manufacturing Co., Ltd.	38,000	48,696
Formosa Chemicals & Fibre Corp.	22,000	75,900
Formosa Plastics Corp.	17,000	56,251
HannStar Display Corp.	140,000	46,719
Longwell Co.	9,000	19,094
Mitac Holdings Corp.	17,000	20,352
Nan Ya Plastics Corp.	8,000	20,902
Sunplus Technology Co., Ltd.	33,000	18,121

		306,035

Thailand—0.3%
Kiatnakin Bank PCL (c)(d)	10,900	26,469
PTT PCL (c)(d)	4,100	55,253

		81,722

Turkey—0.1%
Soda Sanayii AS	11,896	15,817

United Kingdom—16.4%
3i Group PLC	6,874	84,627
Anglo American PLC	6,854	142,556
AstraZeneca PLC	910	62,795
BAE Systems PLC	12,018	92,855
Barratt Developments PLC	5,353	46,697
Bellway PLC	1,534	73,540
Berkeley Group Holdings PLC	2,021	114,522
BP PLC	36,292	254,599
British American Tobacco PLC	1,364	92,205
British Land Co. PLC REIT	4,183	38,958
Britvic PLC	1,654	18,152
Carnival PLC	1,386	91,192
Centamin PLC	11,048	23,532
Centrica PLC	26,952	49,962
Coca-Cola HBC AG (e)	3,588	117,233
Compass Group PLC	7,903	170,406
Dart Group PLC	4,276	39,287
Direct Line Insurance Group PLC	5,393	27,751
Electrocomponents PLC	7,884	66,554
Firstgroup PLC (e)	26,238	39,027
Galliford Try PLC	2,304	40,004
GKN PLC	9,749	41,924
Glencore PLC (e)	40,362	211,253
Greggs PLC	583	10,996
Hansteen Holdings PLC REIT	12,829	24,769
Highland Gold Mining Ltd.	8,623	19,870
HSBC Holdings PLC	35,252	364,085
IQE PLC (e)	22,214	41,089
J Sainsbury PLC	15,911	51,811
Legal & General Group PLC	33,125	121,952
Lloyds Banking Group PLC	102,291	93,799
Lookers PLC	33,459	46,530
National Express Group PLC	16,032	82,448
Northgate PLC	5,274	27,148
OneSavings Bank PLC	10,539	58,710
Persimmon PLC	3,528	130,420
Rio Tinto PLC	5,043	264,544
Royal Dutch Shell PLC, Class A	13,923	464,794
Royal Dutch Shell PLC, Class A	3,399	113,272
Royal Dutch Shell PLC, Class B	1,391	46,841
Smith & Nephew PLC	4,942	85,512
SSE PLC	3,128	55,609

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*
Taylor Wimpey PLC	37,389	$104,192
TUI AG	1,015	20,835
TUI AG	6,565	136,009
WPP PLC	5,287	95,514

		4,400,380

Total Common Stock (cost—$22,559,822)		26,272,376

PREFERRED STOCK—0.5%

Brazil—0.1%
Petroleo Brasileiro S.A. (e)	3,800	18,440

Germany—0.4%
Volkswagen AG	625	124,146

Total Preferred Stock (cost—$103,670)		142,586

RIGHTS—0.0%

Spain—0.0%
Repsol S.A. expires 1/10/18, (e) (cost—$4,535)	9,894	4,499

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $201,004; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $209,848 including accrued interest (cost—$201,000)	$201	201,000

Total Investments (cost—$22,869,027) (b)—99.5%		26,620,461

Other assets less liabilities—0.5%		145,190

Net Assets—100.0%		$26,765,651

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $376,259, representing 1.4% of net assets.
(b)	Securities with an aggregate value of $23,340,053, representing 87.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $81,722, representing 0.3% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.8%
Oil, Gas & Consumable Fuels	7.1%
Pharmaceuticals	7.0%
Insurance	6.4%
Metals & Mining	4.6%
Food Products	4.4%
Automobiles	4.3%
Chemicals	4.1%
Semiconductors & Semiconductor Equipment	3.1%
Trading Companies & Distributors	2.8%
Household Durables	2.6%
Construction & Engineering	2.5%
Airlines	2.5%
Electronic Equipment, Instruments & Components	2.4%
Hotels, Restaurants & Leisure	2.1%
Capital Markets	1.7%
Beverages	1.7%
IT Services	1.6%
Auto Components	1.5%
Food & Staples Retailing	1.4%
Machinery	1.4%
Electric Utilities	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Building Products	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Real Estate Management & Development	1.1%
Technology Hardware, Storage & Peripherals	1.0%
Industrial Conglomerates	1.0%
Road & Rail	1.0%
Multi-Utilities	0.9%
Aerospace & Defense	0.8%
Air Freight & Logistics	0.7%
Diversified Financial Services	0.7%
Personal Products	0.7%
Healthcare Providers & Services	0.7%
Life Sciences Tools & Services	0.6%
Paper & Forest Products	0.6%
Electrical Equipment	0.5%
Media	0.5%
Equity Real Estate Investment Trusts (REITs)	0.4%
Construction Materials	0.4%
Healthcare Equipment & Supplies	0.4%
Professional Services	0.4%
Leisure Equipment & Products	0.4%
Tobacco	0.3%
Containers & Packaging	0.3%
Specialty Retail	0.3%
Commercial Services & Supplies	0.3%
Household Products	0.3%
Diversified Consumer Services	0.2%
Transportation Infrastructure	0.2%
Thrifts & Mortgage Finance	0.2%
Independent Power Producers & Energy Traders	0.1%
Gas Utilities	0.1%
Distributors	0.1%
Software	0.1%
Repurchase Agreements	0.8%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.6%

Aerospace & Defense—2.3%
Aerovironment, Inc. (d)	1,883	$105,749
Boeing Co.	4,557	1,343,905
Huntington Ingalls Industries, Inc.	1,996	470,457
Northrop Grumman Corp.	2,939	902,009

		2,822,120

Air Freight & Logistics—0.2%
United Parcel Service, Inc., Class B	2,434	290,011

Airlines—0.6%
Delta Air Lines, Inc.	7,125	399,000
SkyWest, Inc.	3,361	178,469
Southwest Airlines Co.	1,875	122,719
WestJet Airlines Ltd.	2,291	48,044

		748,232

Auto Components—0.8%
Dana, Inc.	5,733	183,513
Lear Corp.	2,046	361,447
Magna International, Inc.	7,678	435,148
Superior Industries International, Inc.	679	10,083

		990,191

Automobiles—0.5%
General Motors Co.	12,304	504,341
Thor Industries, Inc.	920	138,662

		643,003

Banks—6.3%
Bank of America Corp.	44,785	1,322,053
Canadian Imperial Bank of Commerce	8,741	852,126
CenterState Bank Corp.	470	12,093
Citigroup, Inc.	16,613	1,236,173
Citizens Financial Group, Inc.	19,801	831,246
Heritage Financial Corp.	973	29,968
JPMorgan Chase & Co.	15,899	1,700,239
People’s United Financial, Inc.	12,275	229,543
Regions Financial Corp.	47,923	828,110
SunTrust Banks, Inc.	4,217	272,376
Wells Fargo & Co.	9,134	554,160

		7,868,087

Beverages—1.2%
Coca-Cola Co.	3,017	138,420
Constellation Brands, Inc., Class A	1,693	386,969
MGP Ingredients, Inc.	571	43,898
PepsiCo, Inc.	7,902	947,608

		1,516,895

Biotechnology—3.8%
AbbVie, Inc.	11,422	1,104,622
Amgen, Inc.	6,937	1,206,344
Biogen, Inc. (d)	2,959	942,649
Gilead Sciences, Inc.	17,674	1,266,165
Myriad Genetics, Inc. (d)	6,436	221,044

		4,740,824

	Shares	Value*

Building Products—0.7%
Griffon Corp.	747	$15,201
Owens Corning	8,383	770,733
Universal Forest Products, Inc.	1,527	57,446

		843,380

Capital Markets—2.2%
Ameriprise Financial, Inc.	2,330	394,865
Apollo Investment Corp.	4,533	25,657
Bank of New York Mellon Corp.	7,050	379,713
Charles Schwab Corp.	3,156	162,124
E*TRADE Financial Corp. (d)	5,544	274,816
Morgan Stanley	21,785	1,143,059
S&P Global, Inc.	2,282	386,571

		2,766,805

Chemicals—2.7%
Air Products & Chemicals, Inc.	2,980	488,958
Ashland Global Holdings, Inc.	2,768	197,082
Cabot Corp.	464	28,578
Chemours Co.	4,720	236,283
DowDuPont, Inc.	17,079	1,216,366
KMG Chemicals, Inc.	471	31,124
LyondellBasell Industries NV, Class A	3,441	379,611
Praxair, Inc.	2,416	373,707
Sherwin-Williams Co.	1,012	414,960
Trinseo S.A.	353	25,628

		3,392,297

Commercial Services & Supplies—1.2%
Brady Corp., Class A	666	25,241
Herman Miller, Inc.	1,379	55,229
KAR Auction Services, Inc.	1,895	95,717
Republic Services, Inc.	3,554	240,286
Transcontinental, Inc., Class A	728	14,386
Waste Management, Inc.	11,704	1,010,055

		1,440,914

Communications Equipment—1.1%
Arista Networks, Inc. (d)	1,621	381,875
Cisco Systems, Inc.	20,641	790,551
Juniper Networks, Inc.	5,160	147,060
Lumentum Holdings, Inc. (d)	689	33,692

		1,353,178

Construction & Engineering—0.0%
WSP Global, Inc.	1,065	50,759

Consumer Finance—0.1%
Credit Acceptance Corp. (d)	255	82,487
World Acceptance Corp. (d)	559	45,123

		127,610

Containers & Packaging—1.1%
Avery Dennison Corp.	5,463	627,480
CCL Industries, Inc., Class B	5,391	249,093
Packaging Corp. of America	4,295	517,762

		1,394,335

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Diversified Consumer Services—0.3%
Career Education Corp. (d)	1,419	$17,142
H&R Block, Inc.	12,192	319,674
Regis Corp. (d)	618	9,492

		346,308

Diversified Financial Services—1.0%
Berkshire Hathaway, Inc., Class B (d)	5,991	1,187,536

Diversified Telecommunication Services—1.5%
AT&T, Inc.	29,658	1,153,103
Verizon Communications, Inc.	13,911	736,309

		1,889,412

Electric Utilities—1.9%
American Electric Power Co., Inc.	6,389	470,039
Duke Energy Corp.	1,617	136,006
Edison International	2,963	187,380
Hydro One Ltd. (a)	2,207	39,329
NextEra Energy, Inc.	5,387	841,395
PG&E Corp.	5,243	235,044
PPL Corp.	13,495	417,670

		2,326,863

Electrical Equipment—0.4%
AMETEK, Inc.	5,252	380,612
Hubbell, Inc.	1,120	151,581

		532,193

Electronic Equipment, Instruments & Components—1.6%
Arrow Electronics, Inc. (d)	2,763	222,173
Benchmark Electronics, Inc. (d)	372	10,825
Control4 Corp. (d)	4,014	119,457
Corning, Inc.	29,429	941,434
ePlus, Inc. (d)	611	45,947
IPG Photonics Corp. (d)	1,122	240,254
TE Connectivity Ltd.	4,210	400,118

		1,980,208

Energy Equipment & Services—0.0%
Nordic American Offshore Ltd.	282	338

Equity Real Estate Investment Trusts (REITs)—1.4%
Brixmor Property Group, Inc.	15,185	283,352
CoreCivic, Inc.	2,087	46,957
Equity LifeStyle Properties, Inc.	1,053	93,738
Gaming and Leisure Properties, Inc.	3,312	122,544
H&R Real Estate Investment Trust	1,458	24,776
Hospitality Properties Trust	729	21,761
Lamar Advertising Co., Class A	2,101	155,978
Monmouth Real Estate Investment Corp.	948	16,874
New Senior Investment Group, Inc.	1,702	12,867
Omega Healthcare Investors, Inc.	16,012	440,970
Pure Industrial Real Estate Trust	5,085	27,387
Ramco-Gershenson Properties Trust	2,742	40,390
Retail Properties of America, Inc., Class A	9,245	124,253
RLJ Lodging Trust	5,928	130,238
SmartCentres Real Estate Investment Trust	1,074	26,410

	Shares	Value*

Summit Hotel Properties, Inc.	2,365	$36,019
WP Carey, Inc.	1,463	100,801

		1,705,315

Food & Staples Retailing—1.3%
CVS Health Corp.	3,089	223,952
Empire Co., Ltd.	6,672	129,990
SpartanNash Co.	6,166	164,509
Sysco Corp.	8,824	535,882
Wal-Mart Stores, Inc.	5,982	590,722

		1,645,055

Food Products—1.9%
Bunge Ltd.	5,367	360,018
Cal-Maine Foods, Inc. (d)	1,328	59,030
Fresh Del Monte Produce, Inc.	2,158	102,872
Ingredion, Inc.	2,470	345,306
Kraft Heinz Co.	4,195	326,203
Lamb Weston Holdings, Inc.	2,873	162,181
Pinnacle Foods, Inc.	6,164	366,573
Sanderson Farms, Inc.	533	73,970
Tyson Foods, Inc., Class A	6,393	518,280

		2,314,433

Gas Utilities—0.0%
Southwest Gas Holdings, Inc.	436	35,089

Healthcare Equipment & Supplies—3.2%
Abbott Laboratories	17,378	991,762
Align Technology, Inc. (d)	1,888	419,495
Baxter International, Inc.	1,953	126,242
Cooper Cos., Inc.	1,976	430,531
Danaher Corp.	5,309	492,781
Hill-Rom Holdings, Inc.	2,043	172,204
Integer Holdings Corp. (d)	937	42,446
Intuitive Surgical, Inc. (d)	709	258,742
Medtronic PLC	9,126	736,925
Merit Medical Systems, Inc. (d)	2,843	122,818
Teleflex, Inc.	464	115,453

		3,909,399

Healthcare Providers & Services—4.6%
Aetna, Inc.	2,761	498,057
Anthem, Inc.	4,273	961,468
BioTelemetry, Inc. (d)	3,441	102,886
Centene Corp. (d)	9,230	931,122
Express Scripts Holding Co. (d)	6,257	467,022
LHC Group, Inc. (d)	908	55,615
McKesson Corp.	1,090	169,986
Quest Diagnostics, Inc.	7,078	697,112
UnitedHealth Group, Inc.	8,074	1,779,994

		5,663,262

Healthcare Technology—0.2%
Allscripts Healthcare Solutions, Inc. (d)	10,453	152,091
Vocera Communications, Inc. (d)	998	30,160

		182,251

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Hotels, Restaurants & Leisure—3.6%
Carnival Corp.	8,941	$593,414
Churchill Downs, Inc.	399	92,847
Darden Restaurants, Inc.	5,059	485,765
Las Vegas Sands Corp.	2,834	196,935
Marriott International, Inc., Class A	2,585	350,862
Marriott Vacations Worldwide Corp.	716	96,810
McDonald’s Corp.	9,120	1,569,735
Restaurant Brands International, Inc.	2,562	157,512
Royal Caribbean Cruises Ltd.	7,239	863,468

		4,407,348

Household Durables—0.1%
Newell Brands, Inc.	5,299	163,739

Household Products—1.2%
Procter & Gamble Co.	16,042	1,473,939
Spectrum Brands Holdings, Inc.	191	21,468

		1,495,407

Independent Power Producers & Energy Traders—0.0%
Capital Power Corp.	1,368	26,653

Industrial Conglomerates—0.2%
General Electric Co.	15,148	264,333

Insurance—2.6%
AmTrust Financial Services, Inc.	6,460	65,052
Argo Group International Holdings Ltd.	234	14,426
Aspen Insurance Holdings Ltd.	1,293	52,496
Everest Re Group Ltd.	1,929	426,811
Hartford Financial Services Group, Inc.	203	11,425
Lincoln National Corp.	6,155	473,135
Power Corp. of Canada	2,759	71,049
Principal Financial Group, Inc.	2,274	160,453
Progressive Corp.	14,360	808,755
Prudential Financial, Inc.	7,544	867,409
United Fire Group, Inc.	226	10,301
Universal Insurance Holdings, Inc.	11,210	306,594

		3,267,906

Internet & Catalog Retail—2.4%
Amazon.com, Inc. (d)	2,215	2,590,376
Netflix, Inc. (d)	1,299	249,356
PetMed Express, Inc.	2,722	123,851

		2,963,583

Internet Software & Services—4.5%
Alphabet, Inc., Class A (d)	1,145	1,206,143
Alphabet, Inc., Class C (d)	1,162	1,215,917
Blucora, Inc. (d)	608	13,437
CoStar Group, Inc. (d)	901	267,552
Facebook, Inc., Class A (d)	15,700	2,770,422
Five9, Inc. (d)	2,264	56,328

		5,529,799

IT Services—2.2%
Accenture PLC, Class A	1,661	254,282
Amdocs Ltd.	4,584	300,160
Automatic Data Processing, Inc.	1,817	212,934
Broadridge Financial Solutions, Inc.	2,798	253,443

	Shares	Value*

Convergys Corp.	321	$7,544
DXC Technology Co.	4,962	470,894
International Business Machines Corp.	2,817	432,184
Visa, Inc., Class A	7,479	852,756

		2,784,197

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	3,451	231,114

Machinery—1.6%
American Railcar Industries, Inc.	1,455	60,586
Briggs & Stratton Corp.	1,041	26,410
Cummins, Inc.	2,228	393,554
ESCO Technologies, Inc.	496	29,884
Greenbrier Cos., Inc.	2,627	140,019
Ingersoll-Rand PLC	1,391	124,063
New Flyer Industries, Inc.	850	36,516
RBC Bearings, Inc. (d)	422	53,341
Stanley Black & Decker, Inc.	5,603	950,773
Xylem, Inc.	2,063	140,697

		1,955,843

Media—1.9%
Cogeco Communications, Inc.	593	40,798
Comcast Corp., Class A	12,182	487,889
Interpublic Group of Cos., Inc.	5,742	115,759
Shaw Communications, Inc., Class B	1,579	36,039
TEGNA, Inc.	12,231	172,213
Time Warner, Inc.	12,932	1,182,890
Walt Disney Co.	2,846	305,973

		2,341,561

Metals & Mining—0.3%
Kaiser Aluminum Corp.	686	73,299
Nucor Corp.	2,782	176,880
OceanaGold Corp.	9,229	23,715
Reliance Steel & Aluminum Co.	455	39,034
Teck Resources Ltd., Class B	2,055	53,737

		366,665

Mortgage Real Estate Investment Trusts (REITs)—2.5%
AGNC Investment Corp.	39,725	802,048
Annaly Capital Management, Inc.	44,210	525,657
Apollo Commercial Real Estate Finance, Inc.	678	12,509
ARMOUR Residential REIT, Inc.	8,739	224,767
Blackstone Mortgage Trust, Inc., Class A	2,628	84,569
Chimera Investment Corp.	17,741	327,854
CYS Investments, Inc.	9,895	79,457
Granite Point Mortgage Trust, Inc.	1,153	20,454
Invesco Mortgage Capital, Inc.	4,360	77,739
MFA Financial, Inc.	21,403	169,512
MTGE Investment Corp.	2,153	39,831
New Residential Investment Corp.	10,098	180,552
New York Mortgage Trust, Inc.	2,737	16,887
PennyMac Mortgage Investment Trust	3,388	54,445
Starwood Property Trust, Inc.	8,710	185,958
Two Harbors Investment Corp.	14,623	237,770

		3,040,009

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Multi-Line Retail—0.1%
Canadian Tire Corp., Ltd., Class A	131	$17,081
Target Corp.	2,047	133,567

		150,648

Multi-Utilities—0.9%
Ameren Corp.	3,799	224,103
CenterPoint Energy, Inc.	7,301	207,056
SCANA Corp.	5,465	217,398
WEC Energy Group, Inc.	7,826	519,881

		1,168,438

Oil, Gas & Consumable Fuels—4.8%
Andeavor	6,678	763,562
Bonavista Energy Corp.	3,551	6,356
Chevron Corp.	5,160	645,980
CVR Energy, Inc.	2,373	88,371
Exxon Mobil Corp.	13,123	1,097,608
Gibson Energy, Inc.	1,945	28,131
Keyera Corp.	2,115	59,597
Marathon Petroleum Corp.	12,717	839,068
Occidental Petroleum Corp.	12,265	903,440
Pioneer Natural Resources Co.	2,149	371,455
Scorpio Tankers, Inc.	32,470	99,033
Valero Energy Corp.	11,933	1,096,762

		5,999,363

Paper & Forest Products—0.3%
Domtar Corp.	6,541	323,910
Norbord, Inc.	905	30,635
Schweitzer-Mauduit International, Inc.	922	41,822

		396,367

Personal Products—0.3%
Estee Lauder Cos., Inc., Class A	2,780	353,727

Pharmaceuticals—3.9%
Allergan PLC	4,997	817,409
Johnson & Johnson	20,240	2,827,933
Merck & Co., Inc.	7,555	425,120
Pfizer, Inc.	19,658	712,013
Prestige Brands Holdings, Inc. (d)	1,470	65,282

		4,847,757

Professional Services—0.0%
Kelly Services, Inc., Class A	494	13,471

Road & Rail—1.1%
Kansas City Southern	3,875	407,728
TFI International, Inc.	1,299	33,958
Union Pacific Corp.	6,643	890,826

		1,332,512

Semiconductors & Semiconductor Equipment—6.1%
Applied Materials, Inc.	14,797	756,423
Broadcom Ltd.	2,539	652,269
Brooks Automation, Inc.	1,079	25,734
Cabot Microelectronics Corp.	3,748	352,612
Cirrus Logic, Inc. (d)	7,111	368,776
Intel Corp.	19,527	901,366

	Shares	Value*

KLA-Tencor Corp.	5,805	$609,931
Lam Research Corp.	4,642	854,453
Micron Technology, Inc. (d)	9,969	409,925
MKS Instruments, Inc.	1,149	108,581
Nanometrics, Inc. (d)	1,081	26,939
NVIDIA Corp.	5,977	1,156,549
Rudolph Technologies, Inc. (d)	1,092	26,099
Texas Instruments, Inc.	12,302	1,284,821

		7,534,478

Software—4.8%
Activision Blizzard, Inc.	8,253	522,580
CA, Inc.	330	10,982
Cadence Design Systems, Inc. (d)	2,984	124,791
Electronic Arts, Inc. (d)	3,725	391,349
Intuit, Inc.	3,089	487,382
Microsoft Corp.	42,844	3,664,876
Open Text Corp.	987	35,106
Oracle Corp.	14,191	670,950
RealPage, Inc. (d)	495	21,929
Synopsys, Inc. (d)	129	10,996

		5,940,941

Specialty Retail—1.6%
Best Buy Co., Inc.	6,076	416,024
Home Depot, Inc.	7,948	1,506,384

		1,922,408

Technology Hardware, Storage & Peripherals—5.5%
Apple, Inc.	32,543	5,507,252
HP, Inc.	28,563	600,108
NetApp, Inc.	12,290	679,883

		6,787,243

Thrifts & Mortgage Finance—0.1%
Genworth MI Canada, Inc.	1,543	53,397
Kearny Financial Corp.	1,928	27,860
Meta Financial Group, Inc.	207	19,179
Oritani Financial Corp.	673	11,037

		111,473

Tobacco—1.4%
Altria Group, Inc.	13,754	982,173
British American Tobacco PLC ADR	5,157	345,467
Philip Morris International, Inc.	3,464	365,972

		1,693,612

Trading Companies & Distributors—0.1%
GATX Corp.	1,876	116,612
Textainer Group Holdings Ltd. (d)	1,134	24,381

		140,993

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (d)	4,254	270,172

Total Common Stock (cost—$101,694,842)		122,208,063

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

EXCHANGE-TRADED FUNDS—0.5%

iShares Core S&P 500 (cost—$589,429)	2,294	$616,742

RIGHTS (d)—0.0%

Food & Staples Retailing—0.0%

Safeway CVR—Casa Ley, expires 1/30/18	5,723	5,809
Safeway CVR—PDC, expires 1/30/17 (b)(c)	5,723	97

Total Rights (cost—$5,969)		5,906

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $965,021; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $986,521 including accrued interest (cost—$965,000)	$965	965,000

Total Investments (cost—$103,255,240)—99.9%		123,795,711

Other assets less liabilities—0.1%		174,327

Net Assets—100.0%		$123,970,038

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $39,329, representing less than 0.05% of net assets.
(b)	Fair-Valued—Security with a value of $97, representing less than 0.05% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2017 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS & NOTES—84.9%

Aerospace & Defense—0.9%
Aerojet Rocketdyne Holdings, Inc.,
2.25%, 12/15/23	$3,035	$4,193,991

Auto Components—1.0%
Meritor, Inc. (a)(b),
3.25%, 10/15/37	4,355	4,542,809

Auto Manufacturers—2.5%
Navistar International Corp.,
4.75%, 4/15/19	2,700	2,932,875
Tesla, Inc.,
0.25%, 3/1/19	5,925	6,269,391
2.375%, 3/15/22	1,895	2,208,859

		11,411,125

Biotechnology—4.0%
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	2,945	2,941,319
1.50%, 10/15/20	1,430	1,700,806
Illumina, Inc.,
0.50%, 6/15/21	5,420	6,432,862
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	3,260	3,449,488
Ligand Pharmaceuticals, Inc.,
0.75%, 8/15/19	2,105	3,845,572

		18,370,047

Commercial Services—2.7%
Euronet Worldwide, Inc.,
1.50%, 10/1/44	2,750	3,396,250
LendingTree, Inc. (a)(b),
0.625%, 6/1/22	2,340	4,039,425
Live Nation Entertainment, Inc.,
2.50%, 5/15/19	2,300	2,979,937
Square, Inc. (a)(b),
0.375%, 3/1/22	1,340	2,191,738

		12,607,350

Computers—1.9%
Carbonite, Inc. (a)(b),
2.50%, 4/1/22	3,395	4,163,119
Lumentum Holdings, Inc. (a)(b),
0.25%, 3/15/24	4,265	4,750,143

		8,913,262

Diversified Financial Services—1.8%
Air Lease Corp.,
3.875%, 12/1/18	2,465	4,127,334
Encore Capital Group, Inc. (a)(b),
3.25%, 3/15/22	3,700	4,141,688

		8,269,022

Electronics—2.0%
II-VI, Inc. (a)(b),
0.25%, 9/1/22	4,065	4,908,487

	Principal Amount (000s)	Value*

OSI Systems, Inc. (a)(b),
1.25%, 9/1/22	$4,515	$4,086,075

		8,994,562

Energy-Alternate Sources—2.0%
NextEra Energy Partners L.P. (a)(b),
1.50%, 9/15/20	5,895	5,906,053
Pattern Energy Group, Inc.,
4.00%, 7/15/20	3,465	3,532,135

		9,438,188

Engineering & Construction—1.0%
Dycom Industries, Inc.,
0.75%, 9/15/21	3,440	4,502,100

Equity Real Estate Investment Trusts (REITs)—0.6%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	2,630	2,952,175

Healthcare-Products—3.2%
Hologic, Inc.,
2.00%, 3/1/42	2,415	3,334,209
Insulet Corp. (a)(b),
1.375%, 11/15/24	3,630	3,686,719
Quidel Corp.,
3.25%, 12/15/20	3,155	4,773,910
Wright Medical Group, Inc.,
2.00%, 2/15/20	2,720	2,803,300

		14,598,138

Healthcare-Services—3.3%
Anthem, Inc.,
2.75%, 10/15/42	1,970	6,068,831
Molina Healthcare, Inc.,
1.125%, 1/15/20	1,955	3,743,825
Teladoc, Inc. (a)(b),
3.00%, 12/15/22	3,500	3,952,812
Tivity Health, Inc.,
1.50%, 7/1/18	700	1,317,313

		15,082,781

Home Builders—0.6%
KB Home,
1.375%, 2/1/19	2,235	2,746,256

Insurance—0.7%
Fidelity National Financial, Inc.,
4.25%, 8/15/18	1,125	3,451,736

Internet—7.5%
Altaba, Inc.,
zero coupon, 12/1/18	3,945	5,328,216
IAC FinanceCo, Inc. (a)(b),
0.875%, 10/1/22	4,450	4,711,437
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	3,300	4,527,187
Priceline Group, Inc.,
0.35%, 6/15/20	2,615	3,611,969
VeriSign, Inc.,
4.702%, 8/15/37	2,440	8,158,750

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Wayfair, Inc. (a)(b),
0.375%, 9/1/22	$3,290	$3,442,163
Weibo Corp. (a)(b),
1.25%, 11/15/22	2,550	2,806,594
Zillow Group, Inc.,
2.00%, 12/1/21	1,690	1,850,550

		34,436,866

Iron/Steel—1.1%
Allegheny Technologies, Inc.,
4.75%, 7/1/22	1,825	3,385,375
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	1,370	1,503,575

		4,888,950

IT Services—0.7%
GS Finance Corp. (Fidelity National Information Services, Inc.) (d)(f), 6/5/23	3,210	3,455,116

Lodging—1.6%
Caesars Entertainment Corp. (a),
5.00%, 10/1/24	3,795	7,359,928

Machinery-Diversified—1.3%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	5,755	6,046,347

Media—4.0%
DISH Network Corp.,
2.375%, 3/15/24 (a)(b)	4,770	4,594,106
3.375%, 8/15/26	4,235	4,618,797
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	2,335	2,707,141
Liberty Media Corp-Liberty Formula One (a)(b),
1.00%, 1/30/23	3,895	4,367,269
Liberty Media Corp.,
1.375%, 10/15/23	1,920	2,218,944

		18,506,257

Metal Fabricate/Hardware—1.1%
RTI International Metals, Inc.,
1.625%, 10/15/19	4,480	5,135,200

Mining—0.9%
Royal Gold, Inc.,
2.875%, 6/15/19	3,680	3,965,200

Miscellaneous Manufacturing—0.5%
Trinity Industries, Inc.,
3.875%, 6/1/36	1,385	2,187,434

Oil, Gas & Consumable Fuels—4.3%
Alon USA Energy, Inc.,
3.00%, 9/15/18	1,945	2,592,928
Bristow Group, Inc.,
4.50%, 6/1/23	2,250	2,487,656
Chesapeake Energy Corp. (a)(b),
5.50%, 9/15/26	4,070	3,726,594

	Principal Amount (000s)	Value*

Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	$4,080	$3,641,400
Oasis Petroleum, Inc.,
2.625%, 9/15/23	3,420	3,685,050
Weatherford International Ltd.,
5.875%, 7/1/21	3,500	3,801,875

		19,935,503

Pharmaceuticals—4.2%
Array BioPharma, Inc. (a)(b),
2.625%, 12/1/24	3,225	3,630,141
Clovis Oncology, Inc.,
2.50%, 9/15/21	855	1,154,784
Flexion Therapeutics, Inc. (a)(b),
3.375%, 5/1/24	3,505	4,267,320
Neurocrine Biosciences, Inc. (a)(b),
2.25%, 5/15/24	5,320	6,806,275
Sarepta Therapeutics, Inc. (a)(b),
1.50%, 11/15/24	3,410	3,652,962

		19,511,482

Pipelines—0.9%
Cheniere Energy, Inc.,
4.25%, 3/15/45	5,500	3,929,063

Retail—0.3%
RH (a)(b),
zero coupon, 6/15/19	1,290	1,286,775

Semiconductors—10.8%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	1,245	1,872,947
Cypress Semiconductor Corp.,
2.00%, 2/1/23 (a)(b)	1,085	1,127,722
4.50%, 1/15/22	2,385	3,136,275
Intel Corp.,
3.25%, 8/1/39	4,010	8,914,751
Lam Research Corp.,
1.25%, 5/15/18	2,145	6,570,403
Microchip Technology, Inc. (a)(b),
1.625%, 2/15/27	8,300	9,768,063
Micron Technology, Inc., Ser. G,
3.00%, 11/15/43	6,105	8,833,172
ON Semiconductor Corp. (a)(b),
1.625%, 10/15/23	3,870	4,786,706
Teradyne, Inc.,
1.25%, 12/15/23	3,200	4,574,000

		49,584,039

Software—13.5%
Citrix Systems, Inc.,
0.50%, 4/15/19	4,320	5,597,100
Envestnet, Inc.,
1.75%, 12/15/19	4,565	4,747,600
Everbridge, Inc.,
1.50%, 11/1/22	2,645	2,930,991
HubSpot, Inc. (a)(b),
0.25%, 6/1/22	2,180	2,513,813

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Medidata Solutions, Inc.,
1.00%, 8/1/18	$1,735	$2,012,600
Nice Systems, Inc. (a)(b),
1.25%, 1/15/24	4,240	5,244,350
Nuance Communications, Inc. (a)(b),
1.25%, 4/1/25	4,740	4,864,425
Proofpoint, Inc.,
0.75%, 6/15/20	3,000	3,768,750
PROS Holdings, Inc. (a)(b),
2.00%, 6/1/47	5,145	4,681,950
RealPage, Inc. (a)(b),
1.50%, 11/15/22	4,460	5,541,550
Salesforce.com, Inc.,
0.25%, 4/1/18	4,435	6,802,181
ServiceNow, Inc. (a)(b),
zero coupon, 6/1/22	5,750	6,608,906
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	255	1,300,022
Workday, Inc. (a)(b),
0.25%, 10/1/22	5,650	5,600,562

		62,214,800

Telecommunications—1.1%
CalAmp Corp.,
1.625%, 5/15/20	2,190	2,326,875
Ciena Corp.,
3.75%, 10/15/18	2,335	2,720,275

		5,047,150

Transportation—2.9%
Air Transport Services Group, Inc. (a)(b),
1.125%, 10/15/24	4,820	4,988,700
Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	2,370	2,802,525
Greenbrier Cos., Inc. (a)(b),
2.875%, 2/1/24	4,540	5,430,975

		13,222,200

Total Convertible Bonds & Notes (cost—$337,549,371)		390,785,852

	Shares

CONVERTIBLE PREFERRED STOCK—13.5%

Banks—2.7%
Bank of America Corp., Ser. L (c), 7.25%	5,170	6,819,230
Wells Fargo & Co., Ser. L (c), 7.50%	4,255	5,574,007

		12,393,237

Diversified Financial Services—1.1%
2017 Mandatory Exchangeable Trust (a)(b),
5.188%, 12/1/20	36,225	3,747,476

	Shares	Value*

AMG Capital Trust II,
5.15%, 10/15/37	23,740	$1,513,425

		5,260,901

Electric Utilities—1.0%
NextEra Energy, Inc.,
6.123%, 9/1/19	78,250	4,397,650

Equity Real Estate Investment Trusts (REITs)—2.5%
American Tower Corp., 5.50%, 2/15/18	27,170	3,416,628
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	7,350	8,296,680

		11,713,308

Food & Beverage—0.9%
Post Holdings, Inc. (c), 2.50%	26,600	4,004,963

Hand/Machine Tools—1.5%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	55,695	6,836,561

Healthcare-Products—1.7%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	132,075	7,715,822

Oil, Gas & Consumable Fuels—1.5%
Hess Corp.,
8.00%, 2/1/19	61,930	3,584,508
WPX Energy, Inc., Ser. A,
6.25%, 7/31/18	53,000	3,278,050

		6,862,558

Pharmaceuticals—0.6%
Allergan PLC, Ser. A,
5.50%, 3/1/18	5,095	2,986,944

Total Convertible Preferred Stock (cost—$54,142,477)		62,171,944

COMMON STOCK—0.4%

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc. (e) (cost—$1,102,801)	31,077	1,973,700

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $5,494,122; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $5,608,532 including accrued interest (cost—$5,494,000)	$5,494	5,494,000

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2017 (unaudited) (continued)

Value*

Total Investments (cost—$398,288,649)—100.0%	$460,425,496

Other assets less liabilities—0.0%	199,040

Net Assets—100.0%	$460,624,536

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $173,631,493, representing 37.7% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $166,271,565, representing 36.1% of net assets.
(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Level 3 security.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Brazil—4.2%
Ambev S.A. ADR	156,250	$1,009,375
Banco Santander Brasil S.A. ADR	12,185	117,829
Estacio Participacoes S.A.	29,500	291,879
Porto Seguro S.A.	18,100	198,233
Ser Educacional S.A. (a)	8,300	78,318
Tim Participacoes S.A.	36,200	143,001
Via Varejo S.A. UNIT	29,300	216,340

		2,054,975

China—30.5%
Alibaba Group Holding Ltd. ADR (e)	7,025	1,211,321
Autohome, Inc. ADR (e)	4,880	315,590
Baidu, Inc. ADR (e)	2,490	583,183
China Huarong Asset Management Co., Ltd., Class H (a)	1,775,000	836,640
China Life Insurance Co., Ltd., Class H	170,000	530,147
China Merchants Bank Co., Ltd., Class H	340,000	1,346,081
China Southern Airlines Co., Ltd., Class H	132,000	136,345
China Vanke Co., Ltd., Class H	168,100	668,951
Geely Automobile Holdings Ltd.	68,000	234,219
Guangzhou Automobile Group Co., Ltd., Class H	562,000	1,327,460
Hengan International Group Co., Ltd.	58,500	647,711
New Oriental Education & Technology Group, Inc. ADR	2,540	238,760
Ping An Insurance Group Co. of China Ltd., Class H	191,000	1,981,065
Tencent Holdings Ltd.	92,400	4,782,431
Tianneng Power International Ltd.	184,000	190,905

		15,030,809

Greece—0.2%
OPAP S.A.	7,175	90,394

Hong Kong—4.0%
Galaxy Entertainment Group Ltd.	58,000	463,060
Melco Resorts & Entertainment Ltd. ADR	39,305	1,141,417
WH Group Ltd. (a)	236,000	266,422
Xinyi Glass Holdings Ltd. (e)	74,000	96,190

		1,967,089

Hungary—1.1%
Richter Gedeon Nyrt	20,915	547,595

India—5.9%
HDFC Bank Ltd. ADR	13,765	1,399,488
Hero MotoCorp Ltd.	8,131	484,392
Housing Development Finance Corp., Ltd.	15,099	404,354
Indiabulls Housing Finance Ltd.	31,553	589,757

		2,877,991

	Shares	Value*

Japan—5.4%
Suzuki Motor Corp.	26,600	$1,539,704
Yamaha Motor Co., Ltd.	34,600	1,133,437

		2,673,141

Korea (Republic of)—16.7%
Hana Tour Service, Inc.	1,428	137,391
Hotel Shilla Co., Ltd.	1,802	142,908
Jeju Air Co., Ltd.	2,869	94,736
KB Financial Group, Inc.	20,322	1,202,719
LG Electronics, Inc.	3,998	395,299
LG Household & Health Care Ltd.	316	350,963
LG Uplus Corp.	20,817	272,232
Samsung Electronics Co., Ltd.	1,478	3,511,595
Shinhan Financial Group Co., Ltd.	20,622	951,854
SK Telecom Co., Ltd.	4,727	1,178,935

		8,238,632

Mexico—0.6%
Fomento Economico Mexicano S.A.B de C.V. UNIT	32,600	306,610

Russian Federation—2.6%
Mail.Ru Group Ltd. GDR (e)	6,327	182,850
Mobile TeleSystems PJSC ADR	95,275	970,852
X5 Retail Group NV GDR (e)	3,680	138,994

		1,292,696

South Africa—2.5%
Capitec Bank Holdings Ltd.	1,113	98,770
Discovery Ltd.	9,910	149,010
Mr Price Group Ltd.	24,297	479,175
Standard Bank Group Ltd.	33,351	525,125

		1,252,080

Taiwan—6.4%
Cathay Financial Holding Co., Ltd.	379,000	678,995
CTBC Financial Holding Co., Ltd.	1,432,000	984,367
First Financial Holding Co., Ltd.	851,140	558,346
Fubon Financial Holding Co., Ltd.	177,000	300,894
Pou Chen Corp.	123,000	158,976
Qisda Corp.	265,000	187,755
Wistron Corp.	331,689	265,816

		3,135,149

Thailand—4.2%
Advanced Info Service PCL (c)(d)	127,500	747,238
Thanachart Capital PCL (c)(d)	603,800	1,041,348
Tisco Financial Group PCL (c)(d)	95,700	259,879

		2,048,465

Turkey—3.1%
Turk Hava Yollari AO (e)	197,036	815,663
Turkiye Garanti Bankasi AS	244,447	690,768

		1,506,431

United Kingdom—0.3%
Coca-Cola HBC AG (e)	4,201	137,262

United States—9.9%
Copa Holdings S.A., Class A	9,305	1,247,428

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Lear Corp.	1,915	$338,304
Mastercard, Inc., Class A	2,285	345,858
McDonald’s Corp.	4,820	829,618
Mettler-Toledo International, Inc. (e)	1,600	991,232
Thermo Fisher Scientific, Inc.	1,970	374,064
Waters Corp. (e)	1,245	240,521
Yum! Brands, Inc.	6,115	499,045

		4,866,070

Total Common Stock (cost—$38,375,120)		48,025,389

PREFERRED STOCK—0.4%

Brazil—0.4%

Itau Unibanco Holding S.A. (cost—$228,840)	16,700	214,156

	Principal Amount (000s)	Value*

Repurchase Agreements—1.8%

State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $874,019; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $891,663 including accrued interest (cost—$874,000)	$874	$874,000

Total Investments (cost—$39,477,960) (b)—99.8%		49,113,545

Other assets less liabilities (f)—0.2%		89,647

Net Assets—100.0%		$49,203,192

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,181,380, representing 2.4% of net assets.
(b)	Securities with an aggregate value of $29,294,834, representing 59.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $2,048,465, representing 4.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2017:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
Purchased:
1,450,668 South African Rand settling 1/2/18	Northern Trust Company	$117,553	$117,249	$—	$(304)
1,399,985 South African Rand settling 1/3/18	Northern Trust Company	113,147	113,153	6	—
1,195,382 South African Rand settling 1/3/18	Northern Trust Company	96,968	96,616	—	(352)
263,063 South African Rand settling 1/4/18	Northern Trust Company	21,395	21,259	—	(136)
Sold:
23,897,026 Japanese Yen settling 1/4/18	Northern Trust Company	210,801	212,088	—	(1,287)

				$6	$(2,079)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	19.1%
Internet Software & Services	14.4%
Automobiles	9.6%
Technology Hardware, Storage & Peripherals	8.1%
Insurance	7.2%
Hotels, Restaurants & Leisure	6.4%
Wireless Telecommunication Services	6.2%
Airlines	4.7%
Life Sciences Tools & Services	3.3%
Beverages	2.9%
Personal Products	2.0%
Thrifts & Mortgage Finance	2.0%
Specialty Retail	1.7%
Capital Markets	1.7%
Real Estate Management & Development	1.4%
Auto Components	1.3%
Diversified Consumer Services	1.2%
Pharmaceuticals	1.1%
Household Durables	0.8%
IT Services	0.7%
Diversified Financial Services	0.6%
Diversified Telecommunication Services	0.5%
Food Products	0.5%
Textiles, Apparel & Luxury Goods	0.3%
Food & Staples Retailing	0.3%
Repurchase Agreements	1.8%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2017 (unaudited)

	Principal Amount (000s)		Value*

CORPORATE BONDS & NOTES—48.5%

Argentina—2.6%
Banco Hipotecario S.A., BADLAR + 4.000% (a)(b)(f),
25.938%, 11/7/22	ARS	2,400	$128,967
Banco Macro S.A. (a)(b),
17.50%, 5/8/22		5,200	269,423
Banco Supervielle S.A., BADLAR + 4.500% (a)(b)(f),
26.50%, 8/9/20		4,500	243,034
YPF S.A.,
8.75%, 4/4/24		$300	345,300

			986,724

Brazil—4.4%
Banco BTG Pactual S.A. (a)(b),
5.50%, 1/31/23		200	200,250
Banco do Brasil S.A., (converts to FRN on 4/15/24) (d)(f),
6.25%, 4/15/24		300	276,750
BTG Investments L.P.,
4.50%, 4/17/18		500	500,000
JSL Europe S.A. (a)(b),
7.75%, 7/26/24		350	371,437
Petrobras Global Finance BV,
7.375%, 1/17/27		300	330,900

			1,679,337

China—6.3%
Baoxin Auto Finance I Ltd., (converts to FRN on 12/15/19) (d)(f),
8.75%, 12/15/19		200	212,493
Bright Galaxy International Ltd.,
3.375%, 11/3/21		200	197,314
China Evergrande Group,
8.75%, 6/28/25		400	415,575
China Reinsurance Finance Corp., Ltd.,
3.375%, 3/9/22		400	394,415
Modern Land China Co., Ltd.,
6.875%, 10/20/19		200	199,265
Postal Savings Bank of China Co., Ltd., (converts to FRN on 9/27/22) (d)(f),
4.50%, 9/27/22		200	198,000
Rock International Investment, Inc.,
6.625%, 3/27/20		200	192,267
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 4/28/25		400	397,730
State Grid Overseas Investment 2016 Ltd. (a)(b),
2.875%, 5/18/26		200	193,540

			2,400,599

Congo, The Democratic Republic—0.6%
HTA Group Ltd.,
9.125%, 3/8/22		200	215,000

	Principal Amount (000s)	Value*

Costa Rica—0.8%
Banco de Costa Rica,
5.25%, 8/12/18	$300	$301,125

Dominican Republic—0.8%
AES Andres BV,
7.95%, 5/11/26	300	326,250

El Salvador—1.1%
AES El Salvador Trust II,
6.75%, 3/28/23 (a)(b)	210	201,180
6.75%, 3/28/23	250	239,500

		440,680

Hong Kong—2.4%
Chinalco Capital Holdings Ltd.,
4.00%, 8/25/21	400	397,528
CK Hutchison Capital Securities 17 Ltd., (converts to FRN on 5/12/22) (a)(b)(d)(f),
4.00%, 5/12/22	300	304,016
PCCW Capital No 4 Ltd.,
5.75%, 4/17/22	200	217,628

		919,172

India—2.2%
Adani Ports & Special Economic Zone Ltd.,
3.50%, 7/29/20	400	404,706
Export-Import Bank of India,
4.00%, 1/14/23	409	424,205

		828,911

Indonesia—2.5%
Medco Straits Services Pte Ltd.,
8.50%, 8/17/22	200	212,885
Minejesa Capital BV,
4.625%, 8/10/30	400	409,822
Pertamina Persero PT,
4.875%, 5/3/22	304	323,811

		946,518

Jamaica—0.8%
Digicel Group Ltd.,
8.25%, 9/30/20	300	295,890

Kazakhstan—1.5%
KazMunayGas National Co. JSC (a)(b),
5.75%, 4/19/47	350	374,062
Nostrum Oil & Gas Finance BV (a)(b),
8.00%, 7/25/22	200	207,878

		581,940

Korea (Republic of)—0.5%
Kyobo Life Insurance Co., Ltd., (converts to FRN on 7/24/22) (a)(b)(f),
3.95%, 7/24/22	200	203,515

Malaysia—1.1%
Gohl Capital Ltd.,
4.25%, 1/24/27	400	410,867

Mauritius—0.5%
Liquid Telecommunications Financing PLC (a)(b),
8.50%, 7/13/22	200	211,358

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Mexico—3.3%
Banco Mercantil del Norte S.A., (converts to FRN on 1/6/28) (d)(f),
7.625%, 1/6/28	$600	$659,250
Comision Federal de Electricidad,
4.875%, 1/15/24	221	236,470
Petroleos Mexicanos,
6.75%, 9/21/47	350	366,223

		1,261,943

Netherlands—0.7%
VEON Holdings BV (a)(b),
3.95%, 6/16/21	250	251,250

Nigeria—1.7%
First Bank of Nigeria Ltd. via FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b)(f),
8.00%, 7/23/21	251	242,471
IHS Netherlands Holdco BV,
9.50%, 10/27/21	200	215,873
Zenith Bank PLC (a)(b),
7.375%, 5/30/22	200	208,640

		666,984

Peru—0.8%
Orazul Energy Egenor S en C por A (a)(b),
5.625%, 4/28/27	300	295,950

Philippines—0.7%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	200	255,603

Qatar—0.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (a)(b),
6.332%, 9/30/27	250	285,625

Russian Federation—4.7%
Gazprom OAO Via Gaz Capital S.A. (a)(b),
4.95%, 3/23/27	200	208,530
Global Ports Finance PLC (a)(b),
6.50%, 9/22/23	200	211,406
Lukoil International Finance BV (a)(b),
4.75%, 11/2/26	500	525,617
MMC Norilsk Nickel OJSC via MMC Finance DAC (a)(b),
4.10%, 4/11/23	200	201,685
Novolipetsk Steel via Steel Funding DAC (a)(b),
4.00%, 9/21/24	200	200,860
Sberbank of Russia Via SB Capital S.A. (a)(b),
5.25%, 5/23/23	424	442,570

		1,790,668

Singapore—1.0%
Parkway Pantai Ltd., (converts to FRN on 7/27/22) (d)(f),
4.25%, 7/27/22	400	401,780

	Principal Amount (000s)		Value*

South Africa—1.6%
Gold Fields Orogen Holdings BVI Ltd. (a)(b),
4.875%, 10/7/20		$400	$409,000
Myriad International Holdings BV (a)(b),
4.85%, 7/6/27		200	207,883

			616,883

Spain—0.7%
Ajecorp BV,
6.50%, 5/14/22		300	268,500

Turkey—3.2%
Finansbank AS (a)(b),
4.875%, 5/19/22		200	196,764
KOC Holding AS,
5.25%, 3/15/23		200	210,410
Tupras Turkiye Petrol Rafinerileri AS (a)(b),
4.50%, 10/18/24		200	198,037
Yapi ve Kredi Bankasi AS (a)(b),
5.75%, 2/24/22		200	204,174
Yasar Holding AS (a)(b),
8.875%, 5/6/20		400	409,399

			1,218,784

Ukraine—0.6%
MHP SE (a)(b),
7.75%, 5/10/24		200	217,280

United Arab Emirates—0.1%
Dolphin Energy Ltd. (a)(b),
5.888%, 6/15/19		47	48,048

Venezuela—0.6%
Petroleos de Venezuela S.A. (c),
6.00%, 5/16/24		1,000	229,000

Total Corporate Bonds & Notes (cost—$18,471,705)			18,556,184

SOVEREIGN DEBT OBLIGATIONS—41.3%

Angola—0.6%
Angolan Government International Bond (a)(b),
9.50%, 11/12/25		200	231,248

Argentina—9.8%
Argentine Republic Government International Bond,
5.25%, 1/15/28		€100	125,057
5.625%, 1/26/22		$250	264,375
7.125%, 6/28/17 (a)(b)		500	516,500
7.50%, 4/22/26		150	170,047
8.28%, 12/31/33		561	650,826
Provincia de Buenos Aires,
4.00%, 5/15/35 (e)		€300	312,306
7.875%, 6/15/27		$400	444,928
BADLAR + 3.830%, 26.955%, 5/31/22 (f)	ARS	6,000	325,745
Provincia de la Rioja (a)(b),
9.75%, 2/24/25		$150	166,671

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)		Value*
Provincia de Mendoza Argentina, BADLAR + 4.375% (f),
24.564%, 6/9/21	ARS	2,400	$128,920
Provincia de Rio Negro (a)(b),
7.75%, 12/7/25		$300	304,800
Provincia del Chubut Argentina,
7.75%, 7/26/26		300	315,882

			3,726,057

Azerbaijan—0.5%
Republic of Azerbaijan International Bond (a)(b),
3.50%, 9/1/32		202	175,351

Bahrain—0.5%
Bahrain Government International Bond (a)(b),
6.75%, 9/20/29		200	197,550

Brazil—0.8%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/19	BRL	1,000	310,378

Cameroon—0.6%
Republic of Cameroon International Bond (a)(b),
9.50%, 11/19/25		$200	240,638

Croatia—1.5%
Croatia Government International Bond,
5.50%, 4/4/23		501	553,419

Ecuador—1.2%
Ecuador Government International Bond (a)(b),
8.875%, 10/23/27		400	441,500

Egypt—1.3%
Egypt Government International Bond,
5.875%, 6/11/25		300	303,446
6.125%, 1/31/22 (a)(b)		200	209,635

			513,081

Ethiopia—0.8%
Ethiopia International Bond,
6.625%, 12/11/24		300	315,345

Guatemala—0.4%
Guatemala Government Bond (a)(b),
4.50%, 5/3/26		150	152,111

Honduras—0.4%
Honduras Government International Bond (a)(b),
6.25%, 1/19/27		150	160,815

	Principal Amount (000s)		Value*

Indonesia—2.6%
Indonesia Government International Bond,
4.125%, 1/15/25		$300	$312,201
4.625%, 4/15/43 (a)(b)		300	312,567
Indonesia Treasury Bond,
7.875%, 4/15/19	IDR	5,000,000	380,441

			1,005,209

Jamaica—0.5%
Jamaica Government International Bond,
8.00%, 3/15/39		$150	184,419

Jordan—1.0%
Jordan Government International Bond,
5.75%, 1/31/27		400	397,802

Lebanon—1.0%
Lebanon Government International Bond,
6.20%, 2/26/25		400	378,724

Mongolia—1.2%
Mongolia Government International Bond,
5.125%, 12/5/22		250	248,161
5.625%, 5/1/23 (a)(b)		200	202,287

			450,448

Nigeria—1.9%
Nigeria Government International Bond,
6.50%, 11/28/27 (a)(b)		200	209,056
6.75%, 1/28/21		300	319,576
7.625%, 11/28/47 (a)(b)		200	215,147

			743,779

Panama—0.7%
Panama Government International Bond,
3.75%, 3/16/25		250	260,938

Peru—1.8%
Peruvian Government International Bond (a)(b),
6.95%, 8/12/31	PEN	2,000	705,163

Poland—1.1%
Republic of Poland Government Bond,
1.75%, 7/25/21	PLN	1,500	424,022

Russian Federation—2.6%
Russian Federal Bond—OFZ,
7.50%, 3/15/18	RUB	21,500	374,315
Russian Federation Bond,
4.25%, 6/23/27 (a)(b)		$400	412,522
4.875%, 9/16/23		200	216,787

			1,003,624

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)		Value*
Senegal—0.6%
Senegal Government International Bond (a)(b),
6.25%, 5/23/33		$200	$211,691

South Africa—1.6%
Republic of South Africa Government Bond,
6.75%, 3/31/21	ZAR	7,500	592,332

Sri Lanka—1.4%
Sri Lanka Government International Bond,
5.875%, 7/25/22		$300	316,851
6.20%, 5/11/27 (a)(b)		200	211,544

			528,395

Supranational—0.5%
Eastern and Southern African Trade and Development Bank,
5.375%, 3/14/22		200	209,250

Trinidad And Tobago—0.8%
Trinidad & Tobago Government International Bond (a)(b),
4.50%, 8/4/26		300	308,210

Tunisia—0.5%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25		200	200,081

Ukraine—2.0%
Ukraine Government International Bond (a)(b),
7.375%, 9/25/32		350	344,765
7.75%, 9/1/23		400	425,620

			770,385

Uruguay—0.5%
Uruguay Government International Bond (a)(b),
8.50%, 3/15/28	UYU	5,000	174,634

	Principal Amount (000s)	Value*

Vietnam—0.6%
Vietnam Government International Bond,
4.80%, 11/19/24	$200	$213,901

Total Sovereign Debt Obligations (cost—$15,113,350)		15,780,500

Repurchase Agreements—7.1%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $2,707,060; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $2,765,105 including accrued interest (cost—$2,707,000)	2,707	2,707,000

Total Investments (cost—$36,292,055)—96.9%		37,043,684

Other assets less liabilities (g)—3.1%		1,179,663

Net Assets—100.0%		$38,223,347

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $14,403,874, representing 37.7% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $14,403,874, representing 37.7% of net assets.
(c)	In default.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2017.

(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Euro Buxl 30-Year Bond	6	3/8/18	$600	$1,180	$(29,956)
Short position contracts:
Euro-Bobl	(31)	3/8/18	(3,100)	(4,895)	38,272

					$8,316

Forward foreign currency contracts outstanding at December 31, 2017:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Depreciation
Sold:
1,023,119 Euro settling 3/14/18	State Street Bank	$1,208,383	$1,232,680	$(24,297)
106,983,405 Hungarian Forint settling 2/5/18	State Street Bank	405,793	413,802	(8,009)

				$(32,306)

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2017 (unaudited) (continued)

(h)	At December 31, 2017, the Fund pledged $102,158 in cash as collateral for futures contracts.

Glossary:

ARS—Argentine Peso

BADLAR—Buenos Aires Deposits of Large Amount Rate

BRL—Brazilian Real

€—Euro

FRN—Floating Rate Note

IDR—Indonesian Rupiah

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

UYU—Uruguayan Peso

ZAR—South African Rand

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	41.3%
Oil, Gas & Consumable Fuels	10.6%
Banks	9.9%
Electric Utilities	5.0%
Telecommunications	3.7%
Diversified Financial Services	3.0%
Mining	2.6%
Holding Companies-Diversified	2.4%
Commercial Services	1.6%
Insurance	1.6%
Real Estate Management & Development	1.1%
Lodging	1.1%
Healthcare-Services	1.0%
Transportation	1.0%
Food & Beverage	0.7%
Agriculture	0.6%
Specialty Retail	0.6%
Media	0.5%
Iron/Steel	0.5%
Real Estate	0.5%
Chemicals	0.5%
Repurchase Agreements	7.1%
Other assets less liabilities	3.1%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Brazil—2.5%
Even Construtora e Incorporadora S.A. (e)	16,300	$28,206
Fibria Celulose S.A.	6,400	92,441
Qualicorp S.A.	13,500	126,146
Rumo S.A. (e)	7,100	27,774
Via Varejo S.A. UNIT	3,600	26,581

		301,148

China—14.1%
Aluminum Corp. of China Ltd., Class H (e)	214,000	152,767
Beijing Capital Land Ltd., Class H	218,000	113,188
China BlueChemical Ltd., Class H	128,000	40,365
China Lesso Group Holdings Ltd.	68,000	43,958
China Lilang Ltd.	30,000	24,229
China Meidong Auto Holdings Ltd.	98,000	30,731
China Suntien Green Energy Corp., Ltd., Class H	133,000	35,169
Consun Pharmaceutical Group Ltd.	91,000	82,464
Datang International Power Generation Co., Ltd., Class H (e)	602,000	177,737
Dongfang Electric Corp., Ltd., Class H (e)	42,400	34,737
Hopewell Highway Infrastructure Ltd.	92,000	58,554
Hua Hong Semiconductor Ltd. (a)	13,000	27,491
Huadian Power International Corp., Ltd., Class H	298,000	108,134
Jiangsu Expressway Co., Ltd., Class H	64,000	97,299
Kingboard Chemical Holdings Ltd.	6,500	35,062
Lee & Man Paper Manufacturing Ltd.	168,000	197,812
PW Medtech Group Ltd. (e)	111,000	20,175
Tianjin Development Holdings Ltd.	92,000	43,588
Towngas China Co., Ltd. (e)	209,000	167,716
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)	18,000	36,171
Xingda International Holdings Ltd.	120,000	42,463
Yuexiu Property Co., Ltd.	322,000	59,990
Yuexiu Real Estate Investment Trust REIT	83,000	54,392

		1,684,192

Colombia—0.2%
Avianca Holdings S.A. ADR	3,700	29,304

Czech Republic—1.0%
Philip Morris CR AS (e)	86	66,865
Unipetrol AS	2,664	47,052

		113,917

Greece—3.8%
Hellenic Petroleum S.A.	7,178	65,541
Motor Oil Hellas Corinth Refineries S.A.	11,870	267,469
Mytilineos Holdings S.A. (e)	2,113	23,173
OPAP S.A.	7,833	98,683

		454,866

	Shares	Value*

Hong Kong—9.3%
Eagle Nice International Holdings Ltd.	88,000	$38,859
Hopewell Holdings Ltd.	18,500	68,030
Johnson Electric Holdings Ltd.	62,000	259,266
K Wah International Holdings Ltd.	487,000	265,567
Luk Fook Holdings International Ltd.	49,000	210,416
Xinyi Glass Holdings Ltd. (e)	208,000	270,371

		1,112,509

India—11.8%
Bajaj Holdings & Investment Ltd.	837	37,570
Balrampur Chini Mills Ltd.	66,641	138,550
CESC Ltd.	1,794	29,442
Electrosteel Castings Ltd.	36,305	21,330
IDFC Ltd.	132,620	130,521
Jubilant Foodworks Ltd.	3,619	99,472
Kalyani Steels Ltd.	5,121	31,957
McLeod Russel India Ltd.	11,861	38,095
Mphasis Ltd.	4,131	46,640
National Aluminium Co., Ltd. (e)	21,887	29,456
Phillips Carbon Black Ltd.	18,309	278,341
SJVN Ltd.	58,691	31,218
Tamil Nadu Newsprint & Papers Ltd.	10,119	69,756
Transport Corp. of India Ltd.	6,037	27,458
Uflex Ltd.	12,838	97,681
Vardhman Textiles Ltd. (e)	2,551	55,554
WNS Holdings Ltd. ADR (e)	6,200	248,806

		1,411,847

Korea (Republic of)—14.8%
Baiksan Co., Ltd.	3,311	21,464
DGB Financial Group, Inc.	3,506	34,500
Dongwon Development Co., Ltd.	24,858	115,635
F&F Co., Ltd.	4,258	166,869
Hanjin Transportation Co., Ltd.	2,874	69,800
Hanwha Corp.	743	28,731
Huvis Corp.	2,671	25,159
Hyundai Engineering Plastics Co., Ltd.	7,659	48,593
ICD Co., Ltd.	5,597	71,680
Jeju Air Co., Ltd.	2,670	88,165
LF Corp.	4,599	134,462
LG Innotek Co., Ltd.	353	47,342
LOTTE Fine Chemical Co., Ltd.	4,387	265,953
LOTTE Himart Co., Ltd.	4,716	303,519
Macquarie Korea Infrastructure Fund	3,368	25,955
Moorim P&P Co., Ltd.	8,353	35,384
Partron Co., Ltd.	9,242	81,358
Seah Besteel Corp.	4,036	109,519
Unid Co., Ltd.	1,024	44,526
WONIK IPS Co., Ltd. (e)	920	28,569
Woongjin Thinkbig Co., Ltd. (e)	3,332	22,067

		1,769,250

Malaysia—1.8%
Globetronics Technology Bhd.	31,600	51,534
Hai-O Enterprise Bhd.	17,300	22,913
Padini Holdings Bhd.	23,200	30,268
Uchi Technologies Bhd.	28,400	23,228
UMW Holdings Bhd. (e)	23,300	29,853
Unisem M Bhd.	66,200	59,706

		217,502

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Philippines—0.5%
Cebu Air, Inc.	27,430	$54,948

Poland—3.7%
Enea S.A.	18,805	62,126
Energa S.A.	72,578	265,046
Tauron Polska Energia S.A. (e)	129,375	113,210

		440,382

Russian Federation—0.9%
PIK Group PJSC (c)(d)	15,122	85,745
Unipro PJSC (c)(d)	538,000	23,629

		109,374

Singapore—0.3%
Valuetronics Holdings Ltd.	54,100	36,722

South Africa—2.9%
AECI Ltd.	10,108	81,697
Astral Foods Ltd.	6,755	146,265
Grindrod Ltd. (e)	20,068	22,140
Lewis Group Ltd.	16,643	35,566
Omnia Holdings Ltd.	2,460	29,405
Sibanye-Stillwater ADR	5,200	26,260

		341,333

Taiwan—17.9%
Boardtek Electronics Corp.	73,000	88,095
Career Technology MFG. Co., Ltd.	29,000	38,846
China Airlines Ltd. (e)	308,000	120,204
Chipbond Technology Corp.	163,000	307,773
Compeq Manufacturing Co., Ltd.	134,000	171,720
Darfon Electronics Corp.	40,000	39,731
Dynapack International Technology Corp.	12,000	18,086
Elan Microelectronics Corp.	36,000	55,543
Epistar Corp. (e)	43,000	64,801
Farglory Land Development Co., Ltd.	37,000	39,911
Formosa Advanced Technologies Co., Ltd.	33,000	34,876
Fulgent Sun International Holding Co., Ltd.	10,000	23,859
Gigabyte Technology Co., Ltd.	38,000	68,749
Grand Pacific Petrochemical	227,000	239,238
Greatek Electronics, Inc.	26,000	45,369
Huaku Development Co., Ltd.	36,000	83,956
ITE Technology, Inc.	44,000	52,399
Powertech Technology, Inc.	6,000	17,670
Radiant Opto-Electronics Corp.	33,000	78,169
Sampo Corp.	54,000	23,940
Sigurd Microelectronics Corp.	58,000	64,107
Sinmag Equipment Corp.	6,000	34,276
Syncmold Enterprise Corp.	86,000	183,511
Transcend Information, Inc.	28,000	77,664
Tripod Technology Corp.	36,000	112,189
United Integrated Services Co., Ltd.	26,000	51,164

		2,135,846

	Shares	Value*

Thailand—6.5%
Bangchak Corp., PCL NVDR	246,300	$307,969
Bangkok Ranch PCL (c)(d)	184,900	39,998
Hana Microelectronics PCL	12,800	17,478
Home Product Center PCL (c)(d)	88,600	34,798
KGI Securities Thailand PCL (c)(d)	302,300	41,185
Mega Lifesciences PCL NVDR	36,200	48,874
Thai Oil PCL NVDR	14,800	47,002
Thanachart Capital PCL (c)(d)	141,200	243,522

		780,826

Turkey—4.5%
Aygaz AS	9,943	42,101
Is Gayrimenkul Yatirim Ortakligi AS REIT	263,545	94,449
Soda Sanayii AS	42,373	56,341
Trakya Cam Sanayii AS	219,853	267,965
Turk Hava Yollari AO (e)	18,939	78,401

		539,257

United Arab Emirates—0.3%
RAK Properties PJSC	211,533	40,790

Total Common Stock (cost—$9,854,202)		11,574,013

PREFERRED STOCK—1.7%

Brazil—0.9%
Cia Ferro Ligas da Bahia—FERBASA	16,800	103,674

Russian Federation—0.8%
Surgutneftegas OJSC (c)(d)	197,516	96,783

Total Preferred Stock (cost—$158,204)		200,457

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $109,002; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $112,995 including accrued interest (cost—$109,000)	$109	109,000

Total Investments (cost—$10,121,406) (b)—99.4%		11,883,470

Other assets less liabilities—0.6%		74,249

Net Assets—100.0%		$11,957,719

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2017 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $63,662, representing 0.5% of net assets.
(b)	Securities with an aggregate value of $6,403,012, representing 53.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $565,660, representing 4.7% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Chemicals	9.3%
Semiconductors & Semiconductor Equipment	8.7%
Oil, Gas & Consumable Fuels	6.9%
Real Estate Management & Development	6.0%
Specialty Retail	5.6%
Electronic Equipment, Instruments & Components	5.6%
Electric Utilities	4.2%
Textiles, Apparel & Luxury Goods	4.1%
Paper & Forest Products	3.3%
Airlines	3.1%
Food Products	3.0%
Auto Components	3.0%
Metals & Mining	2.9%
Building Products	2.8%
Independent Power Producers & Energy Traders	2.6%
IT Services	2.5%
Electrical Equipment	2.5%
Banks	2.3%
Hotels, Restaurants & Leisure	2.0%
Machinery	1.8%
Gas Utilities	1.7%
Diversified Financial Services	1.4%
Transportation Infrastructure	1.3%
Equity Real Estate Investment Trusts (REITs)	1.2%
Household Durables	1.1%
Pharmaceuticals	1.1%
Healthcare Providers & Services	1.1%
Technology Hardware, Storage & Peripherals	0.9%
Iron/Steel	0.9%
Containers & Packaging	0.8%
Air Freight & Logistics	0.8%
Industrial Conglomerates	0.8%
Capital Markets	0.6%
Tobacco	0.6%
Construction & Engineering	0.4%
Multi-Utilities	0.4%
Automobiles	0.2%
Road & Rail	0.2%
Internet & Catalog Retail	0.2%
Marine	0.2%
Media	0.2%
Healthcare Equipment & Supplies	0.2%
Repurchase Agreements	0.9%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.1%

France—19.7%
AXA S.A.	10,140	$300,481
Coface S.A.	10,280	110,122
Credit Agricole S.A.	6,800	112,282
Klepierre S.A. REIT	5,920	260,210
SCOR SE	8,245	331,396
SES S.A.	17,862	278,826
Total S.A.	4,510	248,951
Unibail-Rodamco SE REIT	420	105,694

		1,747,962

Germany—11.2%
Daimler AG	2,120	179,268
Drillisch AG	2,830	233,411
Evonik Industries AG	1,220	45,822
Freenet AG	1,279	47,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,070	447,016
ProSiebenSat.1 Media SE	1,110	38,102

		990,810

Ireland—0.8%
AIB Group PLC	11,435	75,461

Italy—3.6%
Atlantia SpA	1,190	37,516
Enel SpA	45,230	278,132

		315,648

Netherlands—10.9%
ABN AMRO Group NV (a)	5,655	182,322
ING Groep NV	15,880	291,505
Koninklijke KPN NV	108,640	379,293
PostNL NV	23,140	112,956

		966,076

Norway—6.2%
Statoil ASA	10,360	221,791
Telenor ASA	15,110	323,457

		545,248

Spain—11.1%
Banco Santander S.A.	8,910	58,416
Cia de Distribucion Integral Logista Holdings S.A.	12,010	276,309
Enagas S.A.	150	4,290
Ferrovial S.A.	16,365	371,373
Iberdrola S.A.	35,492	274,753

		985,141

Sweden—0.8%
Swedbank AB, Class A	2,950	71,168

Switzerland—0.4%
Sunrise Communications Group AG (a)(c)	376	34,313

United Kingdom—34.4%
Ashmore Group PLC	30,468	166,026
BP PLC	60,060	421,338
British American Tobacco PLC	1,610	108,834
BT Group PLC	69,210	253,887

	Shares	Value*

GlaxoSmithKline PLC	11,860	$210,031
HSBC Holdings PLC	7,450	76,944
IG Group Holdings PLC	19,489	188,797
Imperial Brands PLC	8,900	379,626
Next PLC	3,250	198,085
Royal Dutch Shell PLC, Class A	14,480	482,546
Tate & Lyle PLC	9,230	87,486
TUI AG	14,080	289,028
Vodafone Group PLC	57,510	181,789

		3,044,417

Total Investments (cost—$7,854,243) (b)—99.1%		8,776,244

Other assets less liabilities-0.9%		78,304

Net Assets-100.0%		$8,854,548

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $216,635, representing 2.4% of net assets.
(b)	Securities with an aggregate value of $7,979,273, representing 90.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	15.6%
Insurance	13.4%
Diversified Telecommunication Services	11.2%
Banks	9.8%
Electric Utilities	6.3%
Tobacco	5.5%
Wireless Telecommunication Services	5.2%
Air Freight & Logistics	4.4%
Construction & Engineering	4.2%
Equity Real Estate Investment Trusts (REITs)	4.1%
Capital Markets	4.0%
Media	3.6%
Hotels, Restaurants & Leisure	3.3%
Pharmaceuticals	2.4%
Multi-Line Retail	2.2%
Automobiles	2.0%
Food Products	1.0%
Chemicals	0.5%
Transportation Infrastructure	0.4%
Other assets less liabilities	0.9%

100.0%

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—55.9%

Argentina—0.0%
Adecoagro S.A. (h)	5,381	$55,640

Australia—0.6%
AGL Energy Ltd.	21,690	411,026
BlueScope Steel Ltd.	11,262	134,137
Breville Group Ltd.	1,323	12,964
Brickworks Ltd.	2,992	34,604
Cochlear Ltd.	621	82,781
CSR Ltd.	21,445	79,284
Fortescue Metals Group Ltd.	15,366	58,151
Inghams Group Ltd.	23,829	63,484
Metcash Ltd.	47,137	114,284
Myer Holdings Ltd.	95,301	49,077
Qantas Airways Ltd.	29,605	116,083
Regis Resources Ltd.	15,795	52,979
Rio Tinto Ltd.	2,313	135,993
Southern Cross Media Group Ltd.	37,800	34,821
St. Barbara Ltd.	16,786	49,989
Stockland REIT	800	2,791
Tassal Group Ltd.	35,647	104,313
Vicinity Centres REIT	1,738	3,681
Wesfarmers Ltd.	3,708	128,215
WPP AUNZ Ltd.	61,200	43,931

		1,712,588

Austria—0.2%
Erste Group Bank AG (h)	7,041	305,126
EVN AG	4,031	80,771
Flughafen Wien AG	322	13,001
OMV AG	2,555	161,956
Porr AG	1,204	40,218
Telekom Austria AG	3,344	31,011

		632,083

Belgium—0.2%
D’ieteren S.A.	1,070	48,151
Elia System Operator S.A.	629	36,150
KBC Group NV	5,125	436,719

		521,020

Brazil—0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	16,100	166,625
Cia de Saneamento de Minas Gerais—COPASA	3,300	43,221
Fibria Celulose S.A.	12,400	179,103
MRV Engenharia e Participacoes S.A.	15,600	70,645
Qualicorp S.A.	10,500	98,114
Suzano Papel e Celulose S.A.	29,500	166,216
Vale S.A. (h)	34,246	414,873

		1,138,797

Canada—2.6%
Aecon Group, Inc.	489	7,757
Agnico Eagle Mines Ltd.	3,654	168,718
Artis Real Estate Investment Trust REIT	523	5,867
Atco Ltd., Class I	6,784	242,864
BCE, Inc.	4,005	192,380
Bonavista Energy Corp.	3,032	5,427
BRP, Inc.	3,750	138,753
Canadian Imperial Bank of Commerce	5,011	488,503
Canadian Tire Corp., Ltd., Class A	3,204	417,769
Canadian Utilities Ltd., Class A	13,104	389,993

	Shares	Value*

Canfor Pulp Products, Inc.	534	$5,671
Cascades, Inc.	2,172	23,534
Celestica, Inc. (h)	3,763	39,456
CGI Group, Inc., Class A (h)	1,734	94,218
Chorus Aviation, Inc.	4,609	35,383
Cogeco Communications, Inc.	3,365	231,508
Constellation Software, Inc.	72	43,648
Corus Entertainment, Inc., Class B (h)	13,997	130,282
Crescent Point Energy Corp.	346	2,637
CT Real Estate Investment Trust REIT	5,463	63,018
Dollarama, Inc.	806	100,702
Dream Global Real Estate Investment Trust REIT	10,906	106,023
ECN Capital Corp.	1,240	3,877
Enerflex Ltd.	4,238	51,719
Exchange Income Corp.	3,541	100,399
Fortis, Inc.	3,373	123,730
Genworth MI Canada, Inc.	2,539	87,865
George Weston Ltd.	3,766	327,046
High Liner Foods, Inc.	3,181	37,529
Industrial Alliance Insurance & Financial Services, Inc.	3,160	150,383
Intact Financial Corp.	483	40,342
Killam Apartment REIT	761	8,609
Kirkland Lake Gold Ltd.	8,357	128,114
Laurentian Bank of Canada	3,533	158,887
Linamar Corp.	2,655	154,632
Loblaw Cos., Ltd.	5,064	274,834
Magna International, Inc.	1,835	103,998
Manulife Financial Corp.	12,912	269,334
Martinrea International, Inc.	7,956	101,523
National Bank of Canada	2,379	118,704
NorthWest Healthcare Properties Real Estate Investment Trust REIT	1,343	12,148
Open Text Corp.	4,144	147,397
Power Corp. of Canada	3,196	82,303
Pure Industrial Real Estate Trust REIT	23,451	126,303
Raging River Exploration, Inc. (h)	990	6,301
Royal Bank of Canada	5,493	448,573
Saputo, Inc.	2,237	80,404
TMX Group Ltd.	4,724	264,724
Toronto-Dominion Bank	10,331	605,313
TransCanada Corp.	5,006	243,649
Transcontinental, Inc., Class A	13,487	266,521
Valener, Inc.	739	13,351

		7,472,623

China—2.6%
AAC Technologies Holdings, Inc.	3,400	60,175
Agile Group Holdings Ltd.	69,091	104,522
Agricultural Bank of China Ltd., Class H	203,000	94,342
Alibaba Group Holding Ltd. ADR (h)	4,077	702,997
Bank of China Ltd., Class H	768,000	376,117
Bank of Chongqing Co., Ltd., Class H	71,000	56,435
Bank of Communications Co., Ltd., Class H	117,039	86,627
Beijing Enterprises Holdings Ltd.	23,500	139,098
BYD Electronic International Co., Ltd.	41,818	90,707
China CITIC Bank Corp., Ltd., Class H	218,000	136,467

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

China Communications Construction Co., Ltd., Class H	38,000	$43,111
China Construction Bank Corp., Class H	569,064	523,853
China Dongxiang Group Co., Ltd.	43,117	7,992
China Everbright Greentech Ltd. (b)(h)	35,000	32,255
China Evergrande Group (h)	15,483	53,160
China Huarong Asset Management Co., Ltd., Class H (b)	804,000	378,963
China Lumena New Materials Corp. (e)(f)(h)	1,772	34
China Merchants Bank Co., Ltd., Class H	18,344	72,625
China Mobile Ltd.	2,500	25,280
China Petroleum & Chemical Corp., Class H	223,800	163,919
China Railway Construction Corp., Ltd., Class H	37,516	43,505
China Southern Airlines Co., Ltd., Class H	181,154	187,116
China Water Affairs Group Ltd.	98,000	88,682
China Yuchai International Ltd.	3,015	72,360
China Zhongwang Holdings Ltd.	114,800	62,786
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	4,570
EVA Precision Industrial Holdings Ltd.	20,236	3,134
Fosun International Ltd.	50,000	110,498
Great Wall Motor Co., Ltd., Class H	44,760	51,090
Guangzhou Automobile Group Co., Ltd., Class H	75,435	178,180
Guangzhou R&F Properties Co., Ltd., Class H	2,881	6,477
Haier Electronics Group Co., Ltd. (h)	42,000	114,483
Hopewell Highway Infrastructure Ltd.	21,000	13,366
Hua Hong Semiconductor Ltd. (b)	83,000	175,520
Industrial & Commercial Bank of China Ltd., Class H	486,000	389,594
Jiangsu Expressway Co., Ltd., Class H	5,189	7,889
Jiayuan International Group Ltd. (h)	20,000	18,585
Ju Teng International Holdings Ltd.	4,744	1,546
Lee & Man Paper Manufacturing Ltd.	48,517	57,127
Longfor Properties Co., Ltd.	14,845	37,203
NetEase, Inc. ADR	610	210,493
Nexteer Automotive Group Ltd. (h)	39,000	92,680
Orient Securities Co., Ltd., Class H (b)	21,600	20,396
Ping An Insurance Group Co. of China Ltd., Class H	27,000	280,046
Postal Savings Bank of China Co., Ltd., Class H (b)	100,000	51,860
Semiconductor Manufacturing International Corp. (h)	38,500	66,350
Shanghai Industrial Holdings Ltd.	43,000	122,983
Shenzhen Expressway Co., Ltd., Class H	64,274	65,141
Sihuan Pharmaceutical Holdings Group Ltd.	297,000	106,601

	Shares	Value*

Sinopec Shanghai Petrochemical Co., Ltd., Class H	91,380	$51,947
Sinopharm Group Co., Ltd., Class H	24,721	106,493
Tencent Holdings Ltd.	23,681	1,225,679
Tianneng Power International Ltd.	78,342	81,282
Tong Ren Tang Technologies Co., Ltd., Class H	2,726	3,934
Travelsky Technology Ltd., Class H	47,000	140,495
XTEP International Holdings Ltd.	7,651	2,983
Yum China Holdings, Inc.	2,047	81,921
Yuzhou Properties Co., Ltd.	254,088	135,438

		7,619,112

Colombia—0.1%
Bancolombia S.A.	29,132	292,644
Corp. Financiera Colombiana S.A.	346	3,385

		296,029

Czech Republic—0.0%
CEZ AS	1,419	33,086
O2 Czech Republic AS	1,665	21,620
Philip Morris CR AS (h)	93	72,308

		127,014

Denmark—0.2%
Danske Bank A/S	5,688	221,388
GN Store Nord A/S	2,059	66,500
Scandinavian Tobacco Group A/S, Class A (b)	3,316	64,132
Schouw & Co. AB	490	45,923
Solar A/S, Class B	111	7,303
Spar Nord Bank A/S	4,599	53,398
Topdanmark A/S (h)	1,203	51,955
William Demant Holding A/S (h)	3,028	84,579

		595,178

Finland—0.2%
Cramo Oyj	1,938	45,948
DNA Oyj	7,608	142,860
Elisa Oyj	2,053	80,526
Metsa Board Oyj	429	3,674
Neste Oyj	1,560	99,857
Oriola Oyj, Class B	700	2,352
Stora Enso Oyj, Class R	8,051	127,550
UPM-Kymmene Oyj	5,669	175,993

		678,760

France—2.5%
Air France-KLM (h)	6,444	104,677
Amundi S.A. (b)	1,633	138,307
APERAM S.A.	51	2,620
ArcelorMittal (h)	6,246	202,640
Assystem	1,665	59,773
Atos SE	2,713	394,443
AXA S.A.	14,019	415,428
BioMerieux	944	84,520
Boiron S.A.	31	2,784
Bouygues S.A.	6,399	332,029
Capgemini SE	1,393	164,989
Cegereal S.A. REIT	793	36,080
Cie de Saint-Gobain	3,917	215,577

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Cie Generale des Etablissements Michelin	2,269	$324,592
CNP Assurances	6,732	155,289
Eiffage S.A.	3,231	353,605
Engie S.A.	18,990	326,467
Faurecia	1,794	139,815
IPSOS	1,502	55,326
Klepierre S.A. REIT	3,928	172,653
L’Oreal S.A.	1,947	431,417
Metropole Television S.A.	5,408	139,603
MGI Coutier	1,628	65,848
Nexity S.A. (h)	322	19,154
Orange S.A.	19,591	339,528
Orpea	512	60,281
Peugeot S.A.	7,196	146,160
Rallye S.A.	2,470	43,899
Renault S.A.	1,527	153,277
Rubis SCA	80	5,654
Sanofi	5,981	514,916
SCOR SE	2,097	84,286
SEB S.A.	19	3,517
Societe Generale S.A.	2,206	113,731
STMicroelectronics NV	7,638	166,616
Total S.A.	9,313	514,076
Valeo S.A.	1,786	133,041
Vinci S.A.	6,261	639,195

		7,255,813

Germany—0.9%
Bayer AG	3,516	436,909
Bayerische Motoren Werke AG	1,321	136,964
CECONOMY AG	4,100	61,880
Covestro AG (b)	1,686	173,601
Deutsche Lufthansa AG	7,221	265,182
Deutsche Post AG	8,158	387,778
Draegerwerk AG & Co. KGaA	468	34,304
Fresenius SE & Co. KGaA	568	44,174
Merck KGaA	1,617	173,564
METRO AG (h)	7,040	140,228
Rheinmetall AG	518	65,508
Rhoen Klinikum AG	147	5,265
Siemens AG	1,408	194,948
Sixt SE	37	3,303
TAG Immobilien AG	3,547	67,333
Talanx AG (h)	9,244	376,709
WCM Beteiligungs & Grundbesitz AG	1,866	8,665

		2,576,315

Greece—0.1%
FF Group (h)	4,956	112,982
JUMBO S.A.	6,391	114,257
Motor Oil Hellas Corinth Refineries S.A.	3,327	74,968

		302,207

Hong Kong—0.6%
Cathay Pacific Airways Ltd. (h)	1,543	2,392
CK Hutchison Holdings Ltd.	1,297	16,252
CLP Holdings Ltd.	32,281	330,336
Dah Sing Banking Group Ltd.	1,623	3,519
Dah Sing Financial Holdings Ltd.	8,240	52,786
Fairwood Holdings Ltd.	3,500	14,325
Global Brands Group Holding Ltd. (h)	614,000	50,219
Hang Lung Group Ltd.	31,000	113,979
Hang Seng Bank Ltd.	1,300	32,252
IT Ltd.	114,000	48,486
Johnson Electric Holdings Ltd.	34,000	142,178

	Shares	Value*

Kerry Properties Ltd.	17,243	$77,461
Link REIT	20,492	189,588
Man Wah Holdings Ltd.	72,400	68,649
Minth Group Ltd.	13,315	80,069
Swire Pacific Ltd., Class A	6,156	56,957
WH Group Ltd. (b)	220,000	248,360
Wheelock & Co., Ltd.	11,000	78,411
Xinyi Glass Holdings Ltd. (h)	92,292	119,967
Yue Yuen Industrial Holdings Ltd.	698	2,741

		1,728,927

Hungary—0.2%
Magyar Telekom Telecommunications PLC	87,892	155,350
MOL Hungarian Oil & Gas PLC	7,424	86,076
OTP Bank PLC	4,055	167,476
Richter Gedeon Nyrt	2,101	55,008

		463,910

India—0.0%
Genpact Ltd.	1,858	58,973

Indonesia—0.3%
Bank Negara Indonesia Persero Tbk PT	257,655	188,007
Bank Tabungan Negara Persero Tbk PT	343,400	90,358
Indo Tambangraya Megah Tbk PT	75,800	115,418
Indofood Sukses Makmur Tbk PT	115,479	64,900
Telekomunikasi Indonesia Persero Tbk PT	1,306,806	427,709

		886,392

Ireland—0.0%
Irish Residential Properties REIT PLC	5,191	9,343
Origin Enterprises PLC	2,219	16,880

		26,223

Israel—0.2%
Bank Hapoalim BM	17,214	126,415
Bank Leumi Le-Israel BM	23,584	141,957
Elbit Systems Ltd.	285	38,071
First International Bank of Israel Ltd.	3,430	71,130
Israel Corp., Ltd. (h)	593	100,315
Ituran Location and Control Ltd.	2,028	69,358
Mizrahi Tefahot Bank Ltd.	3,739	68,873

		616,119

Italy—0.6%
ACEA SpA	3,887	71,823
Amplifon SpA	4,460	68,711
Enel SpA	74,124	455,808
Fila SpA	543	12,822
Immobiliare Grande Distribuzione SIIQ SpA REIT	48,539	56,143
Intesa Sanpaolo SpA	66,054	219,158
Iren SpA	18,717	56,144
OVS SpA (b)	9,099	60,646
Recordati SpA	3,299	146,606
Snam SpA	20,804	101,887
Telecom Italia SpA (h)	317,588	274,268
Unipol Gruppo SpA	15,252	71,437

		1,595,453

Japan—4.9%
ADEKA Corp.	26	457
Aida Engineering Ltd. (h)	142	1,733
Aisin Seiki Co., Ltd.	3,200	179,272

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

ANA Holdings, Inc.	4,145	$172,915
Aoyama Trading Co., Ltd.	111	4,148
Asahi Group Holdings Ltd.	2,600	129,011
Astellas Pharma, Inc.	13,292	168,852
Bandai Namco Holdings, Inc.	2,200	71,807
Bank of Saga Ltd. (h)	2,600	59,253
BML, Inc.	518	12,878
Brother Industries Ltd.	5,500	135,187
Canon, Inc.	12,210	454,921
Chubu Electric Power Co., Inc.	21,300	264,199
Daiho Corp.	11,000	54,639
Daiichi Sankyo Co., Ltd.	3,747	97,430
Dainichiseika Color & Chemicals Manufacturing Co., Ltd. (h)	2,800	139,687
Daito Pharmaceutical Co., Ltd.	152	4,288
Daiwa House Industry Co., Ltd.	3,454	132,452
DCM Holdings Co., Ltd.	19,325	179,908
Doutor Nichires Holdings Co., Ltd.	1,851	45,652
DTS Corp.	399	12,979
DyDo Group Holdings, Inc.	326	17,203
EDION Corp.	2,473	28,752
Ehime Bank Ltd.	5,000	59,712
Eizo Corp. (h)	2,900	136,249
Electric Power Development Co., Ltd.	9,100	244,786
EPS Holdings, Inc.	700	15,811
Exedy Corp.	2,074	63,898
Fuji Oil Holdings, Inc.	2,216	64,698
Fuji Soft, Inc.	272	8,718
FUJIFILM Holdings Corp.	3,421	139,594
Fukuyama Transporting Co., Ltd.	345	13,018
Gecoss Corp. (h)	10,900	134,550
Geo Holdings Corp.	536	10,366
Hankyu Hanshin Holdings, Inc.	2,070	83,148
Hitachi Ltd.	32,000	248,262
Hitachi Zosen Corp.	11,800	61,980
Hogy Medical Co., Ltd.	139	10,516
Honda Motor Co., Ltd.	14,100	481,198
Honeys Holdings Co., Ltd.	39	408
Iida Group Holdings Co., Ltd.	12,900	242,812
Information Services International-Dentsu Ltd.	5,500	124,271
ITOCHU Corp.	24,177	450,696
Japan Airlines Co., Ltd.	7,237	282,748
Japan Asset Marketing Co., Ltd. (h)	117,500	131,179
JFE Holdings, Inc.	4,000	95,590
Kagome Co., Ltd.	1,800	66,792
Kajima Corp.	13,000	124,903
Kyowa Exeo Corp.	2,600	67,217
Kyudenko Corp.	1,300	62,776
LaSalle Logiport REIT	35	35,815
Maeda Corp.	7,143	98,321
Marubeni Corp.	24,000	173,512
Matsumotokiyoshi Holdings Co., Ltd.	2,428	99,745
Mazda Motor Corp.	14,800	197,777
MCJ Co., Ltd.	5,800	60,689
Mitsubishi Chemical Holdings Corp.	11,506	125,898
Mitsubishi Corp.	14,700	405,334
Mitsubishi Gas Chemical Co., Inc.	271	7,760
Mitsubishi Tanabe Pharma Corp.	7,386	152,226
Mitsubishi UFJ Financial Group, Inc.	56,285	409,640
Mitsuboshi Belting Ltd.	142	1,947
Mitsui & Co., Ltd.	23,000	373,139

	Shares	Value*

Mitsui Engineering & Shipbuilding Co., Ltd.	3,400	$50,833
Mitsui Sugar Co., Ltd.	4,200	177,086
MS&AD Insurance Group Holdings, Inc.	2,400	80,953
Nanto Bank Ltd.	2,300	61,711
NEC Corp.	5,600	150,849
NEC Networks & System Integration Corp.	765	20,086
NET One Systems Co., Ltd.	3,200	49,068
Nichias Corp.	2,396	31,840
Nihon Unisys Ltd.	3,321	68,954
Nippon Telegraph & Telephone Corp.	15,008	705,587
Nissan Motor Co., Ltd.	33,259	331,130
Nisshin Oillio Group Ltd.	692	20,938
Nomura Real Estate Holdings, Inc.	3,157	70,535
NTT Data Corp.	9,215	109,325
NTT DOCOMO, Inc.	14,043	332,033
Obayashi Corp.	5,027	60,727
ORIX Corp.	11,701	197,289
Pacific Industrial Co., Ltd.	224	3,475
Prima Meat Packers Ltd.	3,462	25,388
Raito Kogyo Co., Ltd.	7,526	85,950
Recruit Holdings Co., Ltd.	4,800	119,184
Rohto Pharmaceutical Co., Ltd.	2,100	55,851
S Foods, Inc.	772	35,029
Sakai Chemical Industry Co., Ltd. (h)	2,800	74,803
Sanyo Special Steel Co., Ltd.	182	4,654
Sawai Pharmaceutical Co., Ltd.	925	41,282
Seiko Epson Corp.	6,700	157,727
Seino Holdings Co., Ltd.	4,700	74,563
Sekisui House Ltd.	10,023	180,801
Senko Group Holdings Co., Ltd.	1,796	12,974
Shibaura Electronics Co., Ltd.	200	9,051
Shin-Etsu Chemical Co., Ltd.	3,300	334,366
SKY Perfect JSAT Holdings, Inc.	10,000	45,768
SoftBank Group Corp.	5,400	427,521
Sojitz Corp.	26,484	81,139
Stella Chemifa Corp.	1,511	49,646
Sumitomo Dainippon Pharma Co., Ltd.	4,968	73,542
Sumitomo Electric Industries Ltd.	17,500	295,003
Sumitomo Forestry Co., Ltd.	2,180	38,879
Sumitomo Osaka Cement Co., Ltd.	10,972	52,842
Takasago Thermal Engineering Co., Ltd.	397	7,259
Takeda Pharmaceutical Co., Ltd.	4,243	240,229
Toho Co., Ltd.	2,000	69,230
Tokyo Electron Ltd.	500	90,195
TOMONY Holdings, Inc.	13,200	67,760
Toray Industries, Inc.	4,826	45,424
Toshiba Plant Systems & Services Corp.	2,000	37,250
Towa Pharmaceutical Co., Ltd.	138	7,517
Toyota Motor Corp.	10,551	672,415
Tv Tokyo Holdings Corp.	266	5,758
Unipres Corp.	317	8,504
Wacoal Holdings Corp.	298	9,400
West Japan Railway Co.	1,401	102,208
Yakult Honsha Co., Ltd.	1,300	98,092
Yamaha Motor Co., Ltd.	2,900	94,999
Yokohama Rubber Co., Ltd.	3,997	97,632
Yorozu Corp.	259	5,550
Yoshinoya Holdings Co., Ltd.	1,475	25,024
Yurtec Corp.	132	1,126

		14,419,276

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Korea (Republic of)—1.5%
CJ Hello Co., Ltd.	889	$5,889
Daekyo Co., Ltd.	777	5,952
DGB Financial Group, Inc.	12,331	121,340
E-MART, Inc.	678	171,462
Easy Bio, Inc.	2,176	13,034
GS Holdings Corp.	1,215	70,550
Hankook Tire Co., Ltd.	1,763	89,820
Hansol Paper Co., Ltd.	477	6,238
Hanwha Chemical Corp.	4,949	146,003
Hyundai Development Co-Engineering & Construction	3,316	119,305
Hyundai Engineering Plastics Co., Ltd.	864	5,482
Hyundai Motor Co.	824	119,922
Hyundai Steel Co.	1,889	103,425
KB Financial Group, Inc.	2,880	170,447
KC Co., Ltd.	70	1,612
KC Tech Co., Ltd. (h)	103	2,049
Kia Motors Corp.	596	18,650
Korea Petrochemical Ind Co., Ltd.	502	123,570
Korean Air Lines Co., Ltd. (h)	2,969	93,706
KT Corp.	221	6,244
KT&G Corp.	2,195	236,815
Kukdo Chemical Co., Ltd.	130	7,662
LG Corp.	831	70,621
LG Electronics, Inc.	1,946	192,409
LG Uplus Corp.	5,641	73,770
Lotte Chemical Corp.	245	84,126
LS Corp.	1,779	120,378
Macquarie Korea Infrastructure Fund	3,105	23,928
POSCO	1,132	352,110
S-Oil Corp.	1,302	142,210
Samjin Pharmaceutical Co., Ltd.	530	17,748
Samsung Electronics Co., Ltd.	91	216,208
Samsung Electronics Co., Ltd. GDR	631	755,938
Samyang Holdings Corp.	89	10,142
Shinhan Financial Group Co., Ltd.	4,196	193,676
SK Innovation Co., Ltd.	1,641	313,055
SK Telecom Co., Ltd.	604	150,640
Ubiquoss Holdings, Inc.	442	2,857
Ubiquoss, Inc. (h)	140	3,413
Woori Bank	7,482	109,988

		4,472,394

Malaysia—0.3%
AirAsia Bhd.	113,200	93,704
CIMB Group Holdings Bhd.	119,800	193,598
Genting Bhd.	36,500	82,908
Genting Malaysia Bhd.	64,400	89,590
KNM Group Bhd. (h)	31,700	1,763
Malayan Banking Bhd.	41,200	99,707
Maxis Bhd.	3,200	4,749
MISC Bhd.	17,300	31,645
Public Bank Bhd.	10,300	52,887
Supermax Corp. Bhd.	20,100	9,933
Tenaga Nasional Bhd.	26,500	99,838
Unisem M Bhd.	69,800	62,953
VS Industry Bhd. (h)	56,300	41,874

		865,149

Mexico—0.0%
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	47	4,830
Grupo Lala S.A.B de C.V.	4,496	6,320
Industrias Bachoco S.A.B de C.V. ADR	2,004	114,829

		125,979

	Shares	Value*

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	14,722	$51,928

Netherlands—0.7%
ABN AMRO Group NV (b)	5,801	187,029
AerCap Holdings NV (h)	2,762	145,309
ASR Nederland NV	5,907	243,172
BE Semiconductor Industries NV	771	64,405
ING Groep NV	29,872	548,352
Koninklijke Ahold Delhaize NV	15,915	349,859
Koninklijke Volkerwessels NV	2,060	58,690
NN Group NV	6,911	298,925
Philips Lighting NV (b)	1,865	68,402
Vastned Retail NV REIT	232	11,497
Wereldhave NV REIT	2,890	138,553

		2,114,193

New Zealand—0.2%
Air New Zealand Ltd.	80,996	183,112
Arvida Group Ltd.	9,216	8,295
Auckland International Airport Ltd.	14,167	65,031
Fonterra Co-operative Group Ltd. UNIT	2,607	11,843
Kiwi Property Group Ltd. REIT	1,590	1,583
Metlifecare Ltd.	25,550	110,454
Summerset Group Holdings Ltd.	22,621	88,173
Tourism Holdings Ltd.	3,164	13,566

		482,057

Norway—0.2%
Austevoll Seafood ASA	5,188	43,125
Avance Gas Holding Ltd. (b)(h)	97	276
Leroy Seafood Group ASA	6,270	33,585
Marine Harvest ASA (h)	5,368	90,777
Norwegian Finans Holding ASA (h)	6,317	70,782
Orkla ASA	4,764	50,485
Salmar ASA	3,140	94,337
Sparebank 1 Nord Norge	7,721	58,538
SpareBank 1 SMN	7,418	74,469
Stolt-Nielsen Ltd.	6,845	90,871
Telenor ASA	195	4,174

		611,419

Panama—0.0%
Banco Latinoamericano de Comercio Exterior S.A.	2,261	60,821

Philippines—0.1%
Cebu Air, Inc.	28,120	56,330
DMCI Holdings, Inc.	437,900	126,317
Globe Telecom, Inc.	2,315	88,111

		270,758

Poland—0.1%
Asseco Poland S.A.	501	6,320
Ciech S.A. (h)	570	9,415
Cyfrowy Polsat S.A.	19,371	138,342
Polski Koncern Naftowy Orlen S.A.	3,189	96,929

		251,006

Russian Federation—0.1%
Magnitogorsk Iron & Steel Works PJSC GDR	7,225	70,372
PhosAgro PJSC GDR	1,266	19,433
Surgutneftegas OJSC ADR	669	3,140
United Co. RUSAL PLC	150,000	104,961

		197,906

Singapore—0.5%
Accordia Golf Trust UNIT	159,600	81,742
Asian Pay Television Trust UNIT	118,900	52,390
BOC Aviation Ltd. (b)	32,000	170,395

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Bumitama Agri Ltd.	107,400	$59,825
DBS Group Holdings Ltd.	12,900	238,602
Fortune Real Estate Investment Trust REIT	11,000	13,601
Frasers Logistics & Industrial Trust REIT	55,700	48,310
Genting Singapore PLC	86,500	84,479
Jardine Cycle & Carriage Ltd.	3,600	109,276
Keppel DC REIT	13,600	14,541
Mapletree Industrial Trust REIT	9,000	13,660
Oversea-Chinese Banking Corp., Ltd.	29,400	271,604
QAF Ltd.	50,100	41,954
SATS Ltd.	14,100	54,821
Sheng Siong Group Ltd.	23,700	16,391
Singapore Airlines Ltd.	18,000	143,367
Sino Grandness Food Industry Group Ltd. (h)	25,900	3,832
Venture Corp., Ltd.	4,400	67,175
Yanlord Land Group Ltd.	48,500	58,644

		1,544,609

South Africa—0.0%
Harmony Gold Mining Co., Ltd.	5,863	10,725
Telkom S.A. SOC Ltd.	28,157	109,510

		120,235

Spain—0.5%
Acciona S.A.	1,642	133,841
ACS Actividades de Construccion y Servicios S.A.	3,100	121,097
Amadeus IT Group S.A.	3,404	244,960
Axiare Patrimonio SOCIMI S.A. REIT	221	4,884
Bankinter S.A.	8,670	82,016
Ebro Foods S.A.	5,761	134,929
International Consolidated Airlines Group S.A.	16,982	148,720
Lar Espana Real Estate Socimi S.A. REIT	137	1,459
Papeles y Cartones de Europa S.A.	7,607	103,321
Repsol S.A.	17,807	314,408
Telefonica S.A.	23,044	224,396

		1,514,031

Sweden—0.5%
Ahlsell AB (b)	8,242	53,062
Attendo AB (b)	11,079	118,784
BillerudKorsnas AB	199	3,408
Bonava AB, Class B	3,659	51,117
Dios Fastigheter AB	9,921	67,425
Hemfosa Fastigheter AB	5,370	71,958
Holmen AB, Class B	1,594	84,721
Humana AB	7,174	48,100
Inwido AB	4,149	42,359
Klovern AB, Class B	45,445	59,389
New Wave Group AB, Class B	5,795	38,498
Peab AB	211	1,815
Scandic Hotels Group AB (b)	5,709	81,949
Swedbank AB, Class A	9,375	226,170
Volvo AB, Class B	18,811	350,296

		1,299,051

Switzerland—0.7%
Adecco Group AG	2,162	165,220
Allreal Holding AG (h)	229	38,729
ALSO Holding AG (h)	491	67,514
Baloise Holding AG	538	83,630
Banque Cantonale Vaudoise	41	30,924
Barry Callebaut AG (h)	40	83,375
Bell Food Group AG	220	96,968

	Shares	Value*

BKW AG	145	$8,609
Bobst Group S.A.	1,000	132,833
Cembra Money Bank AG (h)	50	4,658
Intershop Holding AG	17	8,496
Nestle S.A.	1,560	134,123
Novartis AG	8,833	743,318
Partners Group Holding AG	182	124,705
Schweiter Technologies AG	8	10,372
Siegfried Holding AG (h)	47	15,626
Swiss Life Holding AG (h)	237	83,773
Swiss Re AG	1,260	117,836
Vontobel Holding AG	2,130	134,272

		2,084,981

Taiwan—0.9%
Accton Technology Corp.	19,000	67,342
Arcadyan Technology Corp.	4,000	6,947
Asia Vital Components Co., Ltd.	12,000	13,065
AU Optronics Corp.	232,000	96,418
Chailease Holding Co., Ltd.	27,000	78,320
Chin-Poon Industrial Co., Ltd.	7,000	13,624
China Airlines Ltd. (h)	56,000	21,855
China Metal Products	8,000	7,635
China Motor Corp.	10,000	8,726
Chunghwa Telecom Co., Ltd.	74,000	263,227
E Ink Holdings, Inc.	56,000	89,787
Elite Material Co., Ltd.	11,000	37,349
Farglory Land Development Co., Ltd.	18,000	19,416
First Financial Holding Co., Ltd.	200,160	131,304
Formosa Petrochemical Corp.	47,000	181,794
Formosa Plastics Corp.	9,000	29,780
Getac Technology Corp.	18,000	26,705
Gintech Energy Corp. (h)	6,000	3,577
Grand Pacific Petrochemical	84,000	88,529
Hon Hai Precision Industry Co., Ltd.	121,000	384,730
Innolux Corp.	148,000	61,436
King Yuan Electronics Co., Ltd.	28,000	28,365
Pou Chen Corp.	99,000	127,956
Powertech Technology, Inc.	44,000	129,582
Sercomm Corp.	11,000	31,237
Sinbon Electronics Co., Ltd.	13,000	37,624
Sitronix Technology Corp.	3,000	8,420
Taiwan Business Bank	327,370	92,226
Taiwan Cooperative Financial Holding Co., Ltd.	241,000	134,305
Taiwan Hon Chuan Enterprise Co., Ltd.	31,000	59,839
TXC Corp.	15,000	19,992
Wistron Corp.	81,000	64,914
Wistron NeWeb Corp.	5,148	14,759
WT Microelectronics Co., Ltd.	6,707	10,187
Yageo Corp. (h)	2,096	24,766
Yuanta Financial Holding Co., Ltd.	317,000	146,588

		2,562,326

Thailand—0.5%
Bangkok Bank PCL	12,700	85,342
Electricity Generating PCL (e)(f)	19,100	126,591
Electricity Generating PCL	3,900	25,848
Intouch Holdings PCL	25,300	43,605
Kiatnakin Bank PCL	27,400	66,538
Kiatnakin Bank PCL (e)(f)	56,200	136,476
PTT Global Chemical PCL (e)(f)	47,100	122,759
PTT PCL (e)(f)	13,900	187,320
PTT PCL	7,400	99,724
Siam Cement PCL	14,100	211,749
Sri Trang Agro-Industry PCL (e)(f)	8,200	3,535
Thai Oil PCL (e)(f)	20,000	63,516
Thai Oil PCL	3,600	11,433

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Thanachart Capital PCL (e)(f)	43,800	$75,540
Tisco Financial Group PCL (e)(f)	26,900	73,049
Tisco Financial Group PCL	17,100	46,436

		1,379,461

Turkey—0.3%
Akbank Turk AS	56,083	145,546
Dogus Otomotiv Servis ve Ticaret AS (h)	909	1,974
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (h)	133,507	98,863
Eregli Demir ve Celik Fabrikalari TAS	25,934	68,426
Soda Sanayii AS	95,505	126,987
TAV Havalimanlari Holding AS	25,863	153,078
Tekfen Holding AS	16,616	74,403
Tofas Turk Otomobil Fabrikasi AS	15,853	137,964
Tupras Turkiye Petrol Rafinerileri AS	58	1,859
Turkiye Halk Bankasi AS	32,412	92,109
Turkiye Vakiflar Bankasi Tao	39,830	71,043

		972,252

United Kingdom—2.4%
3i Group PLC	8,560	105,383
Anglo American PLC	13,620	283,282
Aviva PLC	28,816	196,534
Bellway PLC	2,026	97,126
Berkeley Group Holdings PLC	1,337	75,762
Biffa PLC (b)	16,942	59,931
BP PLC	20,000	140,306
British American Tobacco PLC	9,364	632,995
British American Tobacco PLC ADR	5,286	354,109
BT Group PLC	79,126	290,263
Burford Capital Ltd.	2,224	34,592
Carnival PLC	5,391	354,704
Compass Group PLC	8,703	187,656
EI Group PLC (h)	37,830	72,145
Firstgroup PLC (h)	69,732	103,721
G4S PLC	42,118	151,586
Galliford Try PLC	4,258	73,931
Gamma Communications PLC	2,555	22,250
Hastings Group Holdings PLC (b)	31,574	136,415
Highland Gold Mining Ltd.	67,986	156,664
HSBC Holdings PLC	35,497	366,615
Imperial Brands PLC	7,623	325,156
J Sainsbury PLC	28,329	92,249
Jackpotjoy PLC (h)	7,484	83,716
John Laing Group PLC (b)	34,695	137,720
Johnson Service Group PLC	5,867	11,407
Keller Group PLC	10,963	144,021
Lloyds Banking Group PLC	371,644	340,791
Micro Focus International PLC (h)	162	5,506
Morgan Sindall Group PLC	3,892	75,038
National Express Group PLC	37,639	193,567
Northgate PLC	7,757	39,929
Paragon Banking Group PLC	5,161	34,140
Pendragon PLC	123,307	47,448
Primary Health Properties PLC REIT	4,727	7,467
Rio Tinto PLC	7,146	374,862
Royal Dutch Shell PLC, Class A	6,083	202,716
Royal Dutch Shell PLC, Class B	22,544	759,147
Tate & Lyle PLC	23,415	221,938
Taylor Wimpey PLC	38,774	108,052
Trinity Mirror PLC	3,803	4,082
Virgin Money Holdings UK PLC	906	3,470

		7,108,392

	Shares	Value*

United States—29.0%
3M Co.	945	$222,425
AbbVie, Inc.	9,524	921,066
Accenture PLC, Class A	1,252	191,669
ACCO Brands Corp. (h)	5,102	62,244
Activision Blizzard, Inc.	4,181	264,741
Adobe Systems, Inc. (h)	148	25,936
Advanced Energy Industries, Inc. (h)	1,225	82,663
Aetna, Inc.	3,054	550,911
Aflac, Inc.	1,334	117,099
AG Mortgage Investment Trust, Inc. REIT	9,076	172,535
Agilent Technologies, Inc.	5,516	369,407
AGNC Investment Corp. REIT	14,536	293,482
Air Lease Corp.	2,180	104,836
Alaska Air Group, Inc.	1,211	89,021
Alcoa Corp. (h)	2,277	122,662
Align Technology, Inc. (h)	1,771	393,498
Allison Transmission Holdings, Inc.	5,941	255,879
Ally Financial, Inc.	3,701	107,921
Alphabet, Inc., Class A (h)	447	470,870
Alphabet, Inc., Class C (h)	482	504,365
Altria Group, Inc.	15,184	1,084,289
Amazon.com, Inc. (h)	737	861,899
Amdocs Ltd.	5,653	370,158
Ameren Corp.	2,208	130,250
American Electric Power Co., Inc.	1,807	132,941
American Equity Investment Life Holding Co.	3,598	110,567
American Financial Group, Inc.	742	80,537
AmerisourceBergen Corp.	2,761	253,515
Amgen, Inc.	4,923	856,110
Andeavor	1,878	214,731
Annaly Capital Management, Inc. REIT	51,394	611,075
Anthem, Inc.	2,413	542,949
Anworth Mortgage Asset Corp. REIT	10,022	54,520
Apollo Commercial Real Estate Finance, Inc. REIT	2,507	46,254
Apollo Investment Corp.	906	5,128
Apple, Inc.	11,504	1,946,822
Applied Materials, Inc.	6,269	320,471
Ares Commercial Real Estate Corp. REIT	1,967	25,374
ARMOUR Residential REIT, Inc.	1,450	37,294
Arrow Electronics, Inc. (h)	1,380	110,966
Assured Guaranty Ltd.	3,594	121,729
AT&T, Inc.	51,363	1,996,993
Athene Holding Ltd., Class A (h)	5,968	308,605
Atmos Energy Corp.	946	81,252
Automatic Data Processing, Inc.	1,769	207,309
AutoZone, Inc. (h)	268	190,647
AvalonBay Communities, Inc. REIT	564	100,623
Avery Dennison Corp.	727	83,503
Bank of America Corp.	38,215	1,128,107
Bank of New York Mellon Corp.	8,319	448,061
Baxter International, Inc.	8,566	553,706
Becton Dickinson and Co.	1,575	337,221
Bemis Co., Inc.	10	478
Berkshire Hathaway, Inc., Class B (h)	84	16,650
Berkshire Hills Bancorp, Inc.	3,485	127,551
Best Buy Co., Inc.	3,087	211,367
BGC Partners, Inc., Class A	9,935	150,118
Big Lots, Inc.	1,054	59,182
Blackstone Mortgage Trust, Inc., Class A REIT	1,958	63,008

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Blucora, Inc. (h)	7,520	$166,192
Boeing Co.	2,142	631,697
Boston Scientific Corp. (h)	11,089	274,896
Bristol-Myers Squibb Co.	3,458	211,906
Brixmor Property Group, Inc. REIT	256	4,777
Broadcom Ltd.	1,641	421,573
Bunge Ltd.	2,005	134,495
Burlington Stores, Inc. (h)	200	24,606
CA, Inc.	1,900	63,232
Cambrex Corp. (h)	115	5,520
Capitol Federal Financial, Inc.	2,995	40,163
Capstead Mortgage Corp. REIT	3,269	28,277
Cavium, Inc. (h)	83	6,958
CDW Corp.	1,867	129,738
Centene Corp. (h)	2,223	224,256
CenterPoint Energy, Inc.	2,546	72,205
Central Garden & Pet Co., Class A (h)	2,214	83,490
Charles River Laboratories International, Inc. (h)	958	104,853
Chemours Co.	2,485	124,399
Chevron Corp.	7,535	943,307
Children’s Place, Inc.	1,176	170,932
Chimera Investment Corp. REIT	6,155	113,744
Chubb Ltd.	600	87,678
Cigna Corp.	1,107	224,821
Cisco Systems, Inc.	23,764	910,161
Citigroup, Inc.	10,211	759,801
Citizens Financial Group, Inc.	5,033	211,285
Clorox Co.	1,124	167,184
CME Group, Inc.	917	133,928
CMS Energy Corp.	2,036	96,303
Coca-Cola Co.	641	29,409
Cognizant Technology Solutions Corp., Class A	6,940	492,879
Coherent, Inc. (h)	346	97,648
Colgate-Palmolive Co.	1,107	83,523
Comcast Corp., Class A	22,109	885,465
Commercial Metals Co.	336	7,164
Consolidated Edison, Inc.	4,648	394,848
Constellation Brands, Inc., Class A	352	80,457
Cooper Cos., Inc.	870	189,556
Cooper-Standard Holdings, Inc. (h)	545	66,762
Copa Holdings S.A., Class A	310	41,559
Corning, Inc.	6,387	204,320
Cotiviti Holdings, Inc. (h)	4,124	132,834
Crawford & Co., Class A	6,758	57,443
CVS Health Corp.	6,745	489,012
CYS Investments, Inc. REIT	6,392	51,328
Danaher Corp.	3,779	350,767
Darden Restaurants, Inc.	2,069	198,665
Deciphera Pharmaceuticals, Inc. (h)	1,084	24,574
Deere & Co.	1,819	284,692
Dell Technologies, Inc., Class V (h)	824	66,975
Delta Air Lines, Inc.	1,842	103,152
Dime Community Bancshares, Inc.	279	5,845
Discover Financial Services	5,060	389,215
Dominion Energy, Inc.	60	4,864
DowDuPont, Inc.	6,483	461,719
Dr. Pepper Snapple Group, Inc.	2,111	204,894
DTE Energy Co.	1,271	139,124
Duke Energy Corp.	4,707	395,906
DXC Technology Co.	1,701	161,425

	Shares	Value*

Dynex Capital, Inc. REIT	23,450	$164,384
E*TRADE Financial Corp. (h)	2,028	100,528
Eastman Chemical Co.	3,259	301,914
eBay, Inc. (h)	6,808	256,934
Edison International	3,772	238,541
Eli Lilly & Co.	708	59,798
Ennis, Inc.	1,258	26,104
Ensco PLC, Class A	782	4,622
Enviva Partners L.P.	505	13,963
Equinix, Inc. REIT	7	3,173
Equity LifeStyle Properties, Inc. REIT	982	87,418
Essent Group Ltd. (h)	3,141	136,382
Essex Property Trust, Inc. REIT	512	123,581
Euronet Worldwide, Inc. (h)	692	58,315
Everest Re Group Ltd.	1,852	409,774
Exelon Corp.	9,284	365,882
Express Scripts Holding Co. (h)	1,493	111,438
Exxon Mobil Corp.	13,913	1,163,683
Fabrinet (h)	2,116	60,729
Facebook, Inc., Class A (h)	7,846	1,384,505
Federal Agricultural Mortgage Corp., Class C	128	10,015
FedEx Corp.	1,956	488,100
Fidelity National Information Services, Inc.	2,426	228,262
First Merchants Corp.	1,496	62,922
First NBC Bank Holding Co. (h)	1,041	10
FirstEnergy Corp.	9,044	276,927
Ford Motor Co.	22,761	284,285
Fresh Del Monte Produce, Inc.	4,037	192,444
FTI Consulting, Inc. (h)	1,023	43,948
Gaming and Leisure Properties, Inc.	2,266	83,842
Garmin Ltd.	1,405	83,696
General Electric Co.	50,136	874,873
General Mills, Inc.	2,300	136,367
General Motors Co.	17,305	709,332
German American Bancorp, Inc.	67	2,367
Gilead Sciences, Inc.	6,749	483,498
Global Brass & Copper Holdings, Inc.	1,340	44,354
Goldman Sachs Group, Inc.	1,770	450,925
Goodyear Tire & Rubber Co.	5,282	170,661
Granite Point Mortgage Trust, Inc. REIT	160	2,838
Hartford Financial Services Group, Inc.	1,785	100,460
Hawkins, Inc.	2,038	71,738
HCA Healthcare, Inc. (h)	1,445	126,929
Healthcare Services Group, Inc.	825	43,494
Hersha Hospitality Trust REIT	1,977	34,400
Hershey Co.	719	81,614
Hewlett Packard Enterprise Co.	15,785	226,673
Hill-Rom Holdings, Inc.	825	69,539
Home Depot, Inc.	7,315	1,386,412
Horizon Pharma PLC (h)	462	6,745
Hospitality Properties Trust REIT	2,244	66,983
HP, Inc.	24,492	514,577
Humana, Inc.	1,497	371,361
Huntington Ingalls Industries, Inc.	78	18,385
IDT Corp., Class B (h)	4,186	44,372
Ingredion, Inc.	3,565	498,387

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Insight Enterprises, Inc. (h)	12	$459
Intel Corp.	27,826	1,284,448
Intuitive Surgical, Inc. (h)	2,028	740,098
Invesco Ltd.	257	9,391
Invesco Mortgage Capital, Inc. REIT	7,215	128,643
IQVIA Holdings, Inc. (h)	1,462	143,130
JetBlue Airways Corp. (h)	2,879	64,317
John B Sanfilippo & Son, Inc.	57	3,605
Johnson & Johnson	14,915	2,083,924
Jones Lang LaSalle, Inc.	57	8,489
JPMorgan Chase & Co.	13,197	1,411,287
Juniper Networks, Inc.	3,121	88,948
Kansas City Southern	4,001	420,985
Kellogg Co.	315	21,414
Kimberly-Clark Corp.	1,387	167,355
Knoll, Inc.	364	8,387
Laboratory Corp. of America Holdings (h)	3,298	526,064
Lam Research Corp.	2,596	477,846
Lear Corp.	957	169,064
Legg Mason, Inc.	3,402	142,816
Leidos Holdings, Inc.	5,104	329,565
LHC Group, Inc. (h)	821	50,286
Lincoln National Corp.	2,695	207,165
LyondellBasell Industries NV, Class A	2,202	242,925
Macy’s, Inc.	6,882	173,358
Manhattan Associates, Inc. (h)	85	4,211
ManpowerGroup, Inc.	1,261	159,025
Marathon Petroleum Corp.	3,265	215,425
Marcus Corp.	1,841	50,351
Marsh & McLennan Cos., Inc.	647	52,659
Masimo Corp. (h)	1,222	103,626
Mastercard, Inc., Class A	716	108,374
McDonald’s Corp.	7,323	1,260,435
McKesson Corp.	2,304	359,309
MedEquities Realty Trust, Inc. REIT	2,912	32,673
Mercer International, Inc.	4,271	61,075
Merck & Co., Inc.	11,730	660,047
Mettler-Toledo International, Inc. (h)	569	352,507
MFA Financial, Inc. REIT	7,896	62,536
Microchip Technology, Inc.	2,265	199,048
Micron Technology, Inc. (h)	8,847	363,789
Microsoft Corp.	11,054	945,559
Mid-America Apartment Communities, Inc. REIT	709	71,297
MKS Instruments, Inc.	958	90,531
Mohawk Industries, Inc. (h)	327	90,219
Molson Coors Brewing Co., Class B	3,062	251,298
Mondelez International, Inc., Class A	7,707	329,860
Morgan Stanley	7,000	367,290
Morningstar, Inc.	74	7,176
MTGE Investment Corp. REIT	2,661	49,228
Net 1 UEPS Technologies, Inc. (h)	3,981	47,334
New Residential Investment Corp. REIT	2,868	51,280
Newell Brands, Inc.	10,192	314,933
NextEra Energy, Inc.	1,985	310,037
Northfield Bancorp, Inc.	664	11,341
Northrop Grumman Corp.	1,796	551,210
NVIDIA Corp.	2,038	394,353
NVR, Inc. (h)	12	42,099
On Assignment, Inc. (h)	64	4,113

	Shares	Value*

ON Semiconductor Corp. (h)	5,798	$121,410
Oracle Corp.	17,838	843,381
Orchid Island Capital, Inc. REIT	5,444	50,520
Oritani Financial Corp.	1,427	23,403
Owens & Minor, Inc.	6,826	128,875
Owens Corning	1,694	155,746
Park Hotels & Resorts, Inc. REIT	1,392	40,020
Paychex, Inc.	1,539	104,775
Penn Virginia Corp. (h)	3,309	129,415
PepsiCo, Inc.	10,580	1,268,754
PetMed Express, Inc.	1,091	49,640
Pfizer, Inc.	25,005	905,681
PG&E Corp.	5,852	262,345
Pier 1 Imports, Inc.	11,014	45,598
Pinnacle Foods, Inc.	5,543	329,642
Pinnacle West Capital Corp.	923	78,621
PNC Financial Services Group, Inc.	3,903	563,164
PPL Corp.	3,802	117,672
Principal Financial Group, Inc.	2,709	191,147
Procter & Gamble Co.	17,745	1,630,411
Progressive Corp.	2,778	156,457
Prudential Financial, Inc.	2,376	273,192
PVH Corp.	2,570	352,630
QCR Holdings, Inc.	544	23,310
Qorvo, Inc. (h)	1,457	97,036
Quality Care Properties, Inc. REIT (h)	6,791	93,784
Quest Diagnostics, Inc.	2,463	242,581
Regeneron Pharmaceuticals, Inc. (h)	589	221,440
Regis Corp. (h)	520	7,987
Reinsurance Group of America, Inc.	2,065	321,995
Reliance Steel & Aluminum Co.	554	47,528
Republic Services, Inc.	5,066	342,512
Royal Caribbean Cruises Ltd.	1,769	211,006
Rudolph Technologies, Inc. (h)	2,029	48,493
S&P Global, Inc.	636	107,738
Sabra Health Care REIT, Inc. REIT	2,825	53,025
Sanderson Farms, Inc.	1,042	144,609
Santander Consumer USA Holdings, Inc.	369	6,871
Schweitzer-Mauduit International, Inc.	1,649	74,799
Seaboard Corp.	15	66,150
Sinclair Broadcast Group, Inc. Class A	1,887	71,423
Skyworks Solutions, Inc.	1,690	160,465
Southern Co.	4,655	223,859
Southwest Airlines Co.	1,159	75,857
SP Plus Corp. (h)	1,089	40,402
Speedway Motorsports, Inc.	3,832	72,310
Spirit AeroSystems Holdings, Inc., Class A	3,571	311,570
Stanley Black & Decker, Inc.	3,441	583,903
State Street Corp.	4,080	398,249
Stoneridge, Inc. (h)	3,908	89,337
Stryker Corp.	3,800	588,392
Summit Hotel Properties, Inc. REIT	3,416	52,026
SunTrust Banks, Inc.	2,202	142,227
Superior Industries International, Inc.	4,722	70,122
Sykes Enterprises, Inc. (h)	1,758	55,289
Syneos Health, Inc. (h)	919	40,068
T-Mobile U.S., Inc. (h)	899	57,095

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Target Corp.	9,188	$599,517
Teleflex, Inc.	900	223,938
Tenneco, Inc.	1,049	61,408
Texas Instruments, Inc.	9,324	973,799
Thermo Fisher Scientific, Inc.	2,238	424,951
Thor Industries, Inc.	991	149,364
Time Warner, Inc.	4,507	412,255
TiVo Corp.	2,562	39,967
Tower International, Inc.	2,305	70,418
Travelers Cos., Inc.	1,750	237,370
Two Harbors Investment Corp. REIT	4,120	66,991
Tyson Foods, Inc., Class A	4,752	385,245
United Continental Holdings, Inc. (h)	814	54,864
UnitedHealth Group, Inc.	5,913	1,303,580
Unum Group	7,687	421,939
Vail Resorts, Inc.	393	83,501
Valero Energy Corp.	4,650	427,381
Varex Imaging Corp. (h)	1,250	50,212
Verizon Communications, Inc.	12,580	665,859
Viad Corp.	1,351	74,845
Visa, Inc., Class A	540	61,571
Vishay Intertechnology, Inc.	3,818	79,223
Wal-Mart Stores, Inc.	8,399	829,401
Waste Management, Inc.	5,567	480,432
Waterstone Financial, Inc.	720	12,276
WEC Energy Group, Inc.	4,633	307,770
Weis Markets, Inc.	969	40,107
WellCare Health Plans, Inc. (h)	355	71,394
Wells Fargo & Co.	7,998	485,239
Westar Energy, Inc.	1,711	90,341
Western Digital Corp.	1,276	101,480
Windstream Holdings, Inc.	1,474	2,727
Xcel Energy, Inc.	6,566	315,890
Xylem, Inc.	1,231	83,954
Yum! Brands, Inc.	1,032	84,222

		84,954,599

Total Common Stock (cost—$140,505,288)		163,821,999

	Principal Amount (000s)

CORPORATE BONDS & NOTES—13.0%

Australia—0.2%
Westpac Banking Corp., 2.80%, 1/11/22	$500	503,765

Canada—1.1%
Bank of Montreal,
1.90%, 8/27/21	400	391,737
2.10%, 6/15/20	350	347,918
Bank of Nova Scotia,
1.85%, 4/14/20	1,000	990,740
2.15%, 7/14/20	350	348,373
Potash Corp. of Saskatchewan, Inc.,
4.00%, 12/15/26	100	104,199
Royal Bank of Canada,
2.125%, 3/2/20	300	299,177

	Principal Amount (000s)	Value*

Toronto-Dominion Bank,
1.80%, 7/13/21	$400	$391,866
1.90%, 10/24/19	350	348,052

		3,222,062

China—0.1%
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	316,777

France—0.3%
Electricite de France S.A. (a)(b),
4.875%, 1/22/44	300	334,331
Orange S.A.,
1.625%, 11/3/19	350	345,755
Total Capital International S.A.,
2.10%, 6/19/19	350	349,915

		1,030,001

Germany—0.6%
Daimler Finance North America LLC (a)(b),
2.30%, 2/12/21	350	347,155
Deutsche Bank AG,
2.85%, 5/10/19	350	351,252
KFW,
1.25%, 9/30/19	400	394,771
1.50%, 4/20/20	550	543,078

		1,636,256

Korea (Republic of)—0.1%
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	350	344,694

Netherlands—0.1%
Shell International Finance BV,
2.125%, 5/11/20	350	349,370

Norway—0.1%
Statoil ASA,
2.65%, 1/15/24	200	199,261

Spain—0.1%
Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	400	403,410

Switzerland—0.4%
Credit Suisse AG,
2.30%, 5/28/19	350	350,380
Glencore Funding LLC (a)(b),
3.00%, 10/27/22	350	347,226
Novartis Capital Corp.,
1.80%, 2/14/20	300	297,876
Tyco Electronics Group S.A.,
3.45%, 8/1/24	200	205,851

		1,201,333

United Kingdom—0.8%
Barclays PLC,
2.75%, 11/8/19	350	350,951
4.375%, 1/12/26	400	416,999
4.95%, 1/10/47	200	222,626
BP Capital Markets PLC,
1.768%, 9/19/19	350	348,064
2.237%, 5/10/19	350	350,540
2.315%, 2/13/20	300	300,805
Unilever Capital Corp.,
1.80%, 5/5/20	350	347,519

		2,337,504

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

United States—9.1%
Abbott Laboratories,
2.35%, 11/22/19	$350	$350,197
4.90%, 11/30/46	250	287,526
Allstate Corp.,
3.28%, 12/15/26	400	406,683
American Honda Finance Corp.,
1.95%, 7/20/20	200	198,486
2.00%, 2/14/20	300	298,539
2.60%, 11/16/22	350	350,406
Apple, Inc.,
1.90%, 2/7/20	350	349,035
3.85%, 8/4/46	200	208,775
AT&T, Inc.,
5.15%, 2/14/50	100	100,891
Bank of America Corp.,
2.65%, 4/1/19, Ser. L	350	352,024
5.625%, 7/1/20	300	324,292
Bank of New York Mellon Corp.,
2.60%, 2/7/22	300	300,822
Bristol-Myers Squibb Co.,
1.60%, 2/27/19	350	348,360
Caterpillar Financial Services Corp.,
2.10%, 1/10/20	350	349,359
CBS Corp. (a)(b),
3.70%, 6/1/28	350	345,793
Citigroup, Inc.,
2.45%, 1/10/20	500	500,440
8.125%, 7/15/39	400	641,127
CNH Industrial Capital LLC,
4.875%, 4/1/21	350	368,375
Coca-Cola Co.,
1.375%, 5/30/19	350	347,108
Colgate-Palmolive Co.,
2.25%, 11/15/22	350	347,146
3.70%, 8/1/47	200	204,917
Comcast Corp.,
2.75%, 3/1/23	400	402,130
Commonwealth Edison Co.,
2.55%, 6/15/26	400	387,151
CSX Corp.,
2.60%, 11/1/26	350	334,550
Discovery Communications LLC,
3.80%, 3/13/24	200	203,120
Dow Chemical Co.,
7.375%, 11/1/29	400	534,411
Dr. Pepper Snapple Group, Inc.,
4.42%, 12/15/46	300	316,241
Duke Energy Carolinas LLC,
2.50%, 3/15/23	100	99,164
Ecolab, Inc.,
2.375%, 8/10/22	100	98,975
FedEx Corp.,
4.10%, 4/15/43	400	409,889
4.55%, 4/1/46	300	330,507
Fifth Third Bancorp,
2.60%, 6/15/22	350	348,282
Florida Power & Light Co.,
3.70%, 12/1/47	150	156,614
Ford Motor Co.,
5.291%, 12/8/46	300	327,429

	Principal Amount (000s)	Value*

Ford Motor Credit Co. LLC,
2.681%, 1/9/20	$350	$350,997
General Electric Co.,
5.50%, 1/8/20	300	318,609
General Mills, Inc.,
2.60%, 10/12/22	350	347,691
General Motors Co.,
5.15%, 4/1/38	150	160,315
General Motors Financial Co., Inc.,
2.35%, 10/4/19	350	349,082
2.65%, 4/13/20	350	350,245
3.95%, 4/13/24	150	154,600
Georgia Power Co., Ser. C,
2.00%, 9/8/20	200	198,914
Gilead Sciences, Inc.,
1.85%, 9/20/19	200	199,198
Goldman Sachs Group, Inc.,
2.55%, 10/23/19	400	400,883
6.00%, 6/15/20, Ser. D	300	324,530
Home Depot, Inc.,
2.00%, 4/1/21	200	198,102
Honeywell International, Inc.,
1.80%, 10/30/19	350	348,203
International Business Machines Corp.,
1.80%, 5/17/19	500	498,759
1.90%, 1/27/20	350	348,483
International Paper Co.,
4.35%, 8/15/48	100	104,749
John Deere Capital Corp.,
1.95%, 6/22/20	250	248,300
2.65%, 6/24/24	200	198,229
Johnson & Johnson,
1.95%, 11/10/20	100	99,560
JPMorgan Chase & Co.,
3.625%, 5/13/24	400	416,191
4.40%, 7/22/20	300	315,254
6.30%, 4/23/19	200	210,582
Kellogg Co.,
3.40%, 11/15/27	350	348,930
Kinder Morgan, Inc.,
3.15%, 1/15/23	350	348,221
Kraft Heinz Foods Co.,
5.375%, 2/10/20	350	370,989
Kroger Co.,
3.70%, 8/1/27	100	101,428
4.65%, 1/15/48	200	205,370
Merck & Co., Inc.,
1.85%, 2/10/20	350	348,137
Morgan Stanley,
2.50%, 4/21/21	400	399,481
2.80%, 6/16/20	350	353,344
3.625%, 1/20/27	200	204,869
4.375%, 1/22/47	100	109,794
Northrop Grumman Corp.,
2.08%, 10/15/20	350	347,355
Oracle Corp.,
2.625%, 2/15/23	350	350,973
3.85%, 7/15/36	200	211,612
PACCAR Financial Corp.,
2.30%, 8/10/22	100	98,960
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	300,789

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

PepsiCo, Inc.,
1.50%, 2/22/19	$150	$149,329
1.55%, 5/2/19	350	348,111
Pfizer, Inc.,
1.70%, 12/15/19	350	347,856
Philip Morris International, Inc.,
2.00%, 2/21/20	300	298,208
2.125%, 5/10/23	100	96,501
2.375%, 8/17/22	200	197,166
Priceline Group, Inc.,
3.55%, 3/15/28	200	198,471
Procter & Gamble Co.,
1.90%, 10/23/20	100	99,494
State Street Corp.,
2.55%, 8/18/20	350	352,431
Target Corp.,
2.30%, 6/26/19	350	351,725
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	150	155,043
Toyota Motor Credit Corp.,
1.90%, 4/8/21	200	197,194
1.95%, 4/17/20	350	348,686
United Parcel Service, Inc.,
2.05%, 4/1/21	350	348,278
United Technologies Corp.,
1.90%, 5/4/20	350	346,648
Verizon Communications, Inc.,
4.125%, 8/15/46	200	185,343
Walt Disney Co.,
2.30%, 2/12/21	250	249,752
Wells Fargo & Co.,
2.10%, 7/26/21	400	393,463
2.125%, 4/22/19	200	199,990
Wells Fargo Bank N.A.,
2.15%, 12/6/19	500	499,309

		26,533,490

Total Corporate Bonds & Notes (cost—$38,091,852)		38,077,923

U.S. TREASURY OBLIGATIONS—12.2%

U.S. Treasury Bonds,
2.25%, 8/15/46	530	477,563
2.75%, 11/15/47	80	80,054
3.125%, 2/15/43	1,386	1,487,828
4.375%, 5/15/41	1,341	1,733,819
4.50%, 2/15/36	500	643,407
5.25%, 2/15/29	240	305,636
6.875%, 8/15/25	375	493,647
U.S. Treasury Notes,
0.75%, 2/28/18	5,000	4,995,294
0.875%, 3/31/18	5,000	4,993,878
1.00%, 9/15/18	5,000	4,976,074
1.00%, 6/30/19	5,600	5,530,568
1.125%, 9/30/21	2,000	1,929,717
1.375%, 9/30/23 (g)	2,400	2,285,827
1.50%, 2/28/19	500	498,042
1.50%, 8/15/26	1,650	1,534,757
1.75%, 11/30/19	800	797,982
2.00%, 7/31/22	1,200	1,190,920
2.125%, 9/30/24	1,100	1,086,077
2.25%, 11/15/27	600	591,442

Total U.S. Treasury Obligations (cost—$35,842,563)		35,632,532

	Shares	Value*

EXCHANGE-TRADED FUNDS—7.4%
iShares iBoxx $ Investment Grade Corporate Bond	107,127	$13,022,358
iShares JPMorgan USD Emerging Markets Bond	75,034	8,711,447

Total Exchange-Traded Funds (cost—$21,474,147)		21,733,805

	Principal Amount (000s)

U.S. GOVERNMENT AGENCY SECURITIES (c)—6.7%

Fannie Mae, MBS, TBA
2.50%, 1/23/33, 15 Year	$570	569,417
3.00%, 1/23/33, 15 Year	620	631,704
3.00%, 1/18/48, 30 Year	1,800	1,800,501
3.50%, 1/23/33, 15 Year	440	454,246
3.50%, 1/18/48, 30 Year	2,200	2,260,232
4.00%, 1/18/48, 30 Year	1,480	1,548,640
4.50%, 1/18/48, 30 Year	570	606,512
5.00%, 1/18/48, 30 Year	510	548,330
Freddie Mac, MBS, TBA
2.50%, 1/23/33, 15 Year	390	389,484
3.00%, 1/23/33, 15 Year	380	387,098
3.00%, 1/18/48, 30 Year	1,220	1,220,827
3.50%, 1/23/33, 15 Year	230	237,723
3.50%, 1/18/48, 30 Year	1,470	1,510,393
4.00%, 1/18/48, 30 Year	840	878,790
4.50%, 1/18/48, 30 Year	350	372,210
5.00%, 1/18/48, 30 Year	330	354,571
Ginnie Mae, MBS, TBA, 30 Year,
3.00%, 1/24/48	1,690	1,705,004
3.50%, 1/24/48	2,230	2,307,109
4.00%, 1/24/48	1,010	1,053,509
4.50%, 1/24/48	730	765,811

Total U.S. Government Agency Securities (cost—$19,617,414)		19,602,111

SOVEREIGN DEBT OBLIGATIONS—5.2%

Argentina—0.1%
Argentine Republic Government International Bond,
6.25%, 4/22/19	300	313,965

Canada—0.3%
Province of Alberta Canada,
1.90%, 12/6/19	350	347,554
Province of Ontario Canada,
1.25%, 6/17/19	500	493,786
Province of Quebec Canada,
2.875%, 10/16/24	200	202,314

		1,043,654

Chile—0.1%
Chile Government International Bond,
3.86%, 6/21/47	200	205,900

Colombia—0.1%
Colombia Government International Bond,
5.00%, 6/15/45	200	212,000

Croatia—0.1%
Croatia Government International Bond,
6.75%, 11/5/19	300	322,380

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Germany—0.2%
FMS Wertmanagement AoeR,
1.75%, 1/24/20	$500	$497,073

Indonesia—0.1%
Indonesia Government International Bond,
11.625%, 3/4/19	300	332,298

Japan—0.1%
Japan Bank for International Cooperation,
1.50%, 7/21/21	300	289,443
2.125%, 7/21/20	200	198,533

		487,976

Korea (Republic of)—0.3%
Export-Import Bank of Korea,
1.75%, 5/26/19	500	494,584
2.50%, 11/1/20	200	198,358
Korea Development Bank,
3.00%, 1/13/26	100	98,513

		791,455

Latvia—0.2%
Latvia Government International Bond,
2.75%, 1/12/20	500	505,250

Mexico—0.2%
Mexico Government International Bond,
4.125%, 1/21/26	300	313,125
4.60%, 2/10/48	200	197,700

		510,825

Panama—0.1%
Panama Government International Bond,
7.125%, 1/29/26	250	321,875

Poland—0.2%
Poland Government International Bond,
6.375%, 7/15/19	500	530,492

Russian Federation—0.1%
Russian Federation Bond,
4.50%, 4/4/22	400	424,209

Supranational—2.8%
Corp. Andina de Fomento,
2.20%, 7/18/20	350	347,707
Council of Europe Development Bank,
1.00%, 2/4/19	500	494,719
1.625%, 3/16/21	500	491,109
European Bank for Reconstruction & Development,
1.75%, 6/14/19	500	498,564
European Investment Bank,
1.00%, 3/15/18	5,000	4,993,950
2.875%, 9/15/20	500	509,900
International Finance Corp.,
1.75%, 9/16/19	500	497,781
Nordic Investment Bank,
1.25%, 8/2/21	500	483,207

		8,316,937

	Principal Amount (000s)	Value*

Sweden—0.1%
Svensk Exportkredit AB,
1.75%, 5/18/20	$350	$346,885

Turkey—0.1%
Turkey Government International Bond,
4.875%, 10/9/26	250	247,164

Total Sovereign Debt Obligations (cost—$15,489,770)		15,410,338

	Shares

PREFERRED STOCK—0.4%

Brazil—0.0%
Cia Paranaense de Energia	4,300	32,342

Colombia—0.1%
Banco Davivienda S.A.	9,381	94,111
Grupo Aval Acciones y Valores S.A.	9,215	3,983

		98,094

Germany—0.1%
Henkel AG & Co. KGaA	2,345	309,670

Korea (Republic of)—0.2%
Samsung Electronics Co., Ltd.	326	634,856

Total Preferred Stock (cost—$862,683)		1,074,962

RIGHTS (h)- 0.0%

Spain—0.0%
Repsol S.A. expires 1/10/18,	17,807	8,098

United States—0.0%
Safeway CVR—Casa Ley, expires 1/30/18,	4,893	4,966
Safeway CVR—PDC, expires 1/30/17, (e)(f)	4,893	83

		5,049

Total Rights (cost—$13,283)		13,147

	Principal Amount (000s)

Repurchase Agreements—5.1%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $14,975,333; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $15,275,864 including accrued interest (cost—$14,975,000)	$14,975	14,975,000

Total Investments (cost—$286,872,000) (d)—105.9%		310,341,817

Liabilities in excess of other assets (i)—(5.9)%		(17,385,503)

Net Assets—100.0%		$292,956,314

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,719,199, representing 0.6% of net assets.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,077,202, representing 1.4% of net assets.
(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2017.
(d)	Securities with an aggregate value of $59,349,259, representing 20.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(e)	Fair-Valued—Securities with an aggregate value of $788,903, representing 0.3% of net assets.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for when-issued or delayed delivery securities.
(h)	Non-income producing.

(i)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	78	3/29/18	$7,800	$9,061	$(43,391)
10-Year U.S. Treasury Note	62	3/20/18	6,200	7,691	(42,284)
10-Year Ultra U.S. Treasury Bond	60	3/20/18	6,000	8,014	(12,046)
E-mini Russell 2000 Index	123	3/16/18	6	9,449	104,544
E-mini S&P 500 Index	66	3/16/18	3	8,831	38,487
Euro STOXX 50 Index	151	3/16/18	2	6,329	(165,116)
Euro-BTP	36	3/8/18	3,600	5,880	(150,795)
Mini MSCI Emerging Markets Index	150	3/16/18	8	8,728	358,161
MSCI EAFE Index	40	3/16/18	2	4,091	48,910
SPI 200 Index	70	3/15/18	2	8,220	63,971
TOPIX Index	66	3/8/18	660	10,643	186,779

					$387,220

Short position contracts:
2-Year U.S. Treasury Note	(84)	3/29/18	$(16,800)	$(17,985)	$35,298
Australian Dollar	(42)	3/19/18	(4,200)	(3,281)	(62,692)
Japanese Yen	(56)	3/19/18	(70)	(6,240)	21,795

					$(5,599)

					$381,621

Forward foreign currency contracts outstanding at December 31, 2017:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
Purchased:
116,980 Canadian Dollar settling 1/2/18	Northern Trust Company	$93,082	$93,063	$—	$(19)
114,955,038 Japanese Yen settling 1/9/18	Northern Trust Company	1,021,483	1,020,443	—	(1,040)
211,998 Singapore Dollar settling 1/4/18	Northern Trust Company	158,665	158,512	—	(153)
Sold:
54,183 Canadian Dollar settling 1/2/18	Northern Trust Company	43,115	43,106	9	—
58,147,347 Japanese Yen settling 1/9/18	Northern Trust Company	516,693	516,167	526	—
159,715 Singapore Dollar settling 1/4/18	Northern Trust Company	119,536	119,420	116	—
286,413 South African Rand settling 1/4/18	Northern Trust Company	23,095	23,146	—	(51)

				$651	$(1,263)

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

(j)	At December 31, 2017, the Fund pledged $1,643,469 in cash as collateral for futures contracts. The Fund also held U.S. Treasury Obligations valued at $49,534 as collateral for TBA securities. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

U.S. Treasury Obligations	12.2%
Banks	8.8%
Exchange-Traded Funds	7.4%
U.S. Government Agency Securities	6.7%
Sovereign Debt Obligations	5.2%
Oil, Gas & Consumable Fuels	3.2%
Pharmaceuticals	2.9%
Insurance	2.3%
Diversified Telecommunication Services	2.1%
Electric Utilities	2.0%
Healthcare Providers & Services	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Technology Hardware, Storage & Peripherals	2.0%
Internet Software & Services	1.7%
Food Products	1.6%
IT Services	1.5%
Banking	1.5%
Healthcare Equipment & Supplies	1.4%
Auto Manufacturers	1.3%
Automobiles	1.3%
Chemicals	1.3%
Media	1.2%
Capital Markets	1.2%
Hotels, Restaurants & Leisure	1.1%
Metals & Mining	1.1%
Food & Staples Retailing	1.1%
Software	1.0%
Tobacco	1.0%
Construction & Engineering	1.0%
Auto Components	1.0%
Biotechnology	0.9%
Multi-Utilities	0.9%
Specialty Retail	0.9%
Food & Beverage	0.9%
Household Products	0.8%
Airlines	0.8%
Aerospace & Defense	0.8%
Trading Companies & Distributors	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Electronic Equipment, Instruments & Components	0.7%
Beverages	0.7%
Industrial Conglomerates	0.7%
Machinery	0.7%
Household Durables	0.6%
Commercial Services & Supplies	0.5%
Real Estate Management & Development	0.5%
Life Sciences Tools & Services	0.5%
Transportation	0.5%
Multi-Line Retail	0.5%
Communications Equipment	0.4%
Wireless Telecommunication Services	0.4%
Road & Rail	0.4%
Paper & Forest Products	0.4%

Consumer Products	0.3%
Internet & Catalog Retail	0.3%
Computers	0.3%
Air Freight & Logistics	0.3%
Machinery-Diversified	0.3%
Healthcare-Products	0.3%
Textiles, Apparel & Luxury Goods	0.2%
Telecommunications	0.2%
Diversified Financial Services	0.2%
Electronics	0.2%
Professional Services	0.2%
Retail	0.2%
Consumer Finance	0.2%
Building Products	0.2%
Personal Products	0.1%
Independent Power Producers & Energy Traders	0.1%
Agriculture	0.1%
Construction Materials	0.1%
Transportation Infrastructure	0.1%
Thrifts & Mortgage Finance	0.1%
Machinery-Construction & Mining	0.1%
Pipelines	0.1%
Mining	0.1%
Electrical Equipment	0.1%
Miscellaneous Manufacturing	0.1%
Water Utilities	0.1%
Containers & Packaging	0.1%
Leisure Equipment & Products	0.1%
Gas Utilities	0.1%
Internet	0.1%
Distributors	0.1%
Healthcare Technology	0.0%
Marine	0.0%
Commercial Services	0.0%
Energy Equipment & Services	0.0%
Healthcare-Services	0.0%
Diversified Consumer Services	0.0%
Repurchase Agreements	5.1%
Liabilities in excess of other assets	(5.9)%

100.0%

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—43.0%

Belgium—1.3%
bpost S.A.	4,600	$139,998
Warehouses De Pauw CVA REIT	746	83,566

		223,564

Finland—0.7%
Nokia Oyj	25,000	116,808

France—2.3%
Eiffage S.A.	1,800	196,995
Vinci S.A.	1,900	193,974

		390,969

Germany—4.2%
Deutsche Wohnen SE	4,100	178,829
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	750	161,962
SAP SE	1,173	131,230
Vonovia SE	5,000	247,736

		719,757

Hong Kong—0.5%
HKT Trust & HKT Ltd. UNIT	64,700	82,481

Japan—7.7%
FANUC Corp.	800	191,917
Keyence Corp.	400	223,453
Mitsubishi UFJ Financial Group, Inc.	25,500	185,588
Nintendo Co., Ltd.	500	180,048
SoftBank Group Corp.	2,100	166,258
Sony Corp.	4,200	188,508
Suzuki Motor Corp.	3,500	202,593

		1,338,365

Netherlands—0.5%
Wereldhave NV REIT	1,700	81,501

Russian Federation—0.9%
Alrosa PJSC	118,500	153,949

Spain—1.0%
ACS Actividades de Construccion y Servicios S.A.	4,500	175,786

United Kingdom—11.8%
Admiral Group PLC	6,000	161,834
BP PLC	76,510	536,740
Imperial Brands PLC	3,900	166,353
ITM Power PLC (i)	625,000	323,825
Prudential PLC	7,300	186,955
Randgold Resources Ltd.	1,284	127,495
Royal Dutch Shell PLC, Class A	16,200	540,808

		2,044,010

United States—12.1%
AECOM (d)(i)	10,250	380,788
Granite Point Mortgage Trust, Inc. REIT	4,374	77,595
Illinois Tool Works, Inc. (d)	1,200	200,220
Leidos Holdings, Inc. (d)	5,900	380,963
Macquarie Infrastructure Corp. (d)	4,100	263,220
Philip Morris International, Inc. (d)	2,520	266,238
Two Harbors Investment Corp. REIT (d)	32,075	521,539

		2,090,563

Total Common Stock (cost—$6,583,219)		7,417,753

	Principal Amount (000s)		Value*

SOVEREIGN DEBT OBLIGATIONS—27.4%

Argentina—4.8%
Argentine Republic Government International Bond,
7.50%, 4/22/26		$300	$340,095
Province of Jujuy Argentina,
8.625%, 9/20/22		170	181,475
Provincia de Buenos Aires, BADLAR + 3.830% (g),
26.955%, 5/31/22	ARS	5,700	309,458

			831,028

Australia—1.4%
Australia Government Bond, Ser. 25-CI (c),
3.00%, 9/20/25	AUD	220	241,642

Canada—9.3%
Province of Ontario Canada,
2.00%, 9/27/18		$800	800,412
Province of Quebec Canada,
4.625%, 5/14/18		790	798,072

			1,598,484

Indonesia—3.5%
Indonesia Treasury Bond,
7.875%, 4/15/19	IDR	4,000,000	304,353
8.375%, 9/15/26		3,500,000	292,243

			596,596

Italy—2.0%
Italy Buoni Poliennali Del Tesoro (c),
3.10%, 9/15/26		€238	346,757

Portugal—2.1%
Portugal Obrigacoes do Tesouro OT (a),
4.125%, 4/14/27		250	356,334

Russian Federation—1.5%
Russian Federal Bond—OFZ,
8.15%, 2/3/27	RUB	14,000	255,911

Spain—1.9%
Spain Government Inflation Linked Bond (a)(c),
1.00%, 11/30/30		€255	324,252

Supranational—0.9%
International Finance Corp.,
6.30%, 11/25/24	INR	10,500	165,863

Total Sovereign Debt Obligations (cost—$4,619,275)			4,716,867

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—12.5%

Switzerland—3.1%
Credit Suisse AG,
5.30%, 8/13/19	$500	$523,685

United States—9.4%
AT&T, Inc. (d),
5.80%, 2/15/19	500	518,972
HSBC USA, Inc.,
1.625%, 1/16/18	500	499,965
Oracle Corp.,
5.75%, 4/15/18	600	606,892

		1,625,829

Total Corporate Bonds & Notes (cost—$2,140,643)		2,149,514

U.S. TREASURY OBLIGATIONS (c)—3.7%
U.S. Treasury Inflation Indexed Bonds,
2.125%, 2/15/40	342	446,485
3.625%, 4/15/28	153	200,415

Total U.S. Treasury Obligations (cost—$632,513)		646,900

	Shares

MUTUAL FUNDS (e)—3.6%
AllianzGI Best Styles Emerging Markets Equity (h)	23,797	406,223
AllianzGI NFJ Emerging Markets Value (f)	11,404	210,409

Total Mutual Funds (cost—$511,242)		616,632

EXCHANGE-TRADED FUNDS—2.2%
iShares MSCI India (d) (cost—$313,314)	10,400	375,128

	Principal Amount (000s)
Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $688,015; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $701,948 including accrued interest (cost—$688,000)	$688	688,000

Total Options Purchased—0.6% (cost—$177,659) (i)(j)(k)		106,365

Total Investments, before options written (cost—$15,665,865) (b)—97.0%		16,717,159

Total Options Written—(0.5)% (premiums received—$53,025) (i)(j)(k)		(87,100)

Value*

Total Investments, net of options written (cost—$15,612,840)—96.5%	$16,630,059

Other assets less other liabilities (l)—3.5%	595,988

Net Assets—100.0%	$17,226,047

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $680,586, representing 4.0% of net assets.
(b)	Securities with an aggregate value of $4,920,884, representing 28.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(e)	Affiliated fund.
(f)	Institutional Class share.
(g)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2017.
(h)	Class R6 share.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2017 (unaudited) (continued)

(k)	Exchange traded option contracts outstanding at December 31, 2017:

Options purchased contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Market Value	Cost	Unrealized Depreciation
Call options:
Euro STOXX 50 Index	3,800.00 EUR	12/20/19	70	EUR	700	$90,205	$121,094	$(30,889)
S&P 500 Index	2,730.00 USD	3/16/18	6		$600	10,260	15,480	(5,220)

Total call options						$100,465	$136,574	$(36,109)

Put options:
S&P 500 Index	2,540.00 USD	1/19/18	9		$900	$3,060	$31,500	$(28,440)
Tesla, Inc.	290.00 USD	1/19/18	8		$800	2,840	9,585	(6,745)

Total put options						$5,900	$41,085	$(35,185)

Total options purchased contracts						$106,365	$177,659	$(71,294)

Options written contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Depreciation
Call options:
U.S. Oil Fund L.P.	11.50 USD	2/16/18	(1,300)	$(130,000)	$(87,100)	$(53,025)	$(34,075)

(l)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Short position contracts:
E-mini NASDAQ 100 Index	(10)	3/16/18	$	(—	)(n)	$(1,282)	$(8,922)
E-mini S&P 500 Index	(19)	3/16/18		(1)		(2,542)	(28,543)
Euro-Bund 10-Year Bond	(10)	3/8/18		(1,000)		(1,940)	16,305

							$(21,160)

Forward foreign currency contracts outstanding at December 31, 2017:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
Sold:
1,300,000 British Pound settling 1/31/18	State Street Bank	$1,750,210	$1,756,780	$—	$(6,570)
120,250,000 Japanese Yen settling 1/31/18	State Street Bank	1,074,054	1,068,588	5,466	—

				$5,466	$(6,570)

(m)	At December 31, 2017, the Fund pledged $304,227 in cash as collateral for futures contracts.
(n)	Notional amount rounds to less than $500.

Glossary:

ARS—Argentine Peso

AUD—Australian Dollar

BADLAR—Buenos Aires Deposits of Large Amount Rate

€—Euro

IDR—Indonesian Rupiah

INR—Indian Rupee

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

RUB—Russian Ruble

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	27.4%
Banks	7.1%
Oil, Gas & Consumable Fuels	6.2%
Construction & Engineering	5.5%
Software	5.3%
U.S. Treasury Obligations	3.7%
Mutual Funds	3.6%
Mortgage Real Estate Investment Trusts (REITs)	3.5%
Telecommunications	3.0%
Insurance	3.0%
Tobacco	2.5%
Real Estate Management & Development	2.5%
Machinery	2.3%
IT Services	2.2%
Exchange-Traded Funds	2.2%
Electrical Equipment	1.9%
Metals & Mining	1.6%
Transportation Infrastructure	1.5%
Electronic Equipment, Instruments & Components	1.3%
Automobiles	1.2%
Household Durables	1.1%
Wireless Telecommunication Services	1.0%
Equity Real Estate Investment Trusts (REITs)	0.9%
Air Freight & Logistics	0.8%
Communications Equipment	0.7%
Diversified Telecommunication Services	0.5%
Repurchase Agreements	4.0%
Other assets less other liabilities	3.5%

100.0%

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2017 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—95.5%

Austria—1.9%
Erste Group Bank AG, (converts to FRN on 10/15/21) (c)(e),
8.875%, 10/15/21	€200	$294,054
Raiffeisen Bank International AG, (converts to FRN on 2/21/20) (e),
4.50%, 2/21/25	100	129,659

		423,713

Belgium—0.9%
Nyrstar Netherlands Holdings BV,
6.875%, 3/15/24	150	190,929

Brazil—4.1%
Petrobras Global Finance BV,
3.75%, 1/14/21	100	128,524
4.75%, 1/14/25	100	132,947
5.299%, 1/27/25 (a)(b)	$50	50,213
5.375%, 1/27/21	200	208,500
7.375%, 1/17/27	150	165,450
Vale S.A.,
3.75%, 1/10/23	€150	203,154

		888,788

Canada—3.7%
Cott Holdings, Inc. (a)(b),
5.50%, 4/1/25	$250	257,812
goeasy Ltd. (a)(b),
7.875%, 11/1/22	100	104,625
MEG Energy Corp. (a)(b),
7.00%, 3/31/24	50	42,438
New Gold, Inc. (a)(b),
6.375%, 5/15/25	100	106,250
Precision Drilling Corp.,
7.75%, 12/15/23	100	105,500
Ritchie Bros Auctioneers, Inc. (a)(b),
5.375%, 1/15/25	150	155,250
Teck Resources Ltd. (a)(b),
8.50%, 6/1/24	30	33,975

		805,850

Chile—1.2%
VTR Finance BV,
6.875%, 1/15/24	250	264,375

Colombia—1.0%
Millicom International Cellular S.A.,
6.00%, 3/15/25	200	213,250

Finland—0.5%
Outokumpu Oyj,
7.25%, 6/16/21	€81	104,937

	Principal Amount (000s)	Value*

France—1.6%
Banijay Group S.A. (a)(b),
4.00%, 7/1/22	$100	$125,756
BNP Paribas S.A., (converts to FRN on 3/20/21) (a)(b)(c)(e),
7.625%, 3/30/21	200	220,500

		346,256

Germany—1.1%
CTC BondCo GmbH (a)(b),
5.25%, 12/15/25	€100	120,772
Platin 1426 GmbH (a)(b),
5.375%, 6/15/23	100	120,141

		240,913

Greece—1.2%
Crystal Almond SARL,
10.00%, 11/1/21	100	133,802
Intralot Capital Luxembourg S.A. (a)(b),
5.25%, 9/15/24	100	121,744

		255,546

Ireland—0.9%
Ardagh Packaging Finance PLC,
4.625%, 5/15/23	$200	204,750

Italy—3.5%
Assicurazioni Generali SpA, (converts to FRN on 6/8/28) (e),
5.00%, 6/8/48	€100	138,786
Cooperativa Muratori & Cementisti-CMC di Ravenna (a)(b),
6.00%, 2/15/23	100	119,551
Limacorporate SpA, 3 mo. Euribor + 3.750% (a)(b)(e),
3.75%, 8/15/23	100	122,235
Telecom Italia Finance S.A.,
7.75%, 1/24/33	100	184,868
Wind Tre SpA (a)(b),
5.00%, 1/20/26	$200	191,200

		756,640

Jamaica—0.9%
Digicel Group Ltd.,
8.25%, 9/30/20	200	197,260

Luxembourg—2.6%
Altice Finco S.A. (a)(b),
4.75%, 1/15/28	€100	114,775
FAGE International S.A. (a)(b),
5.625%, 8/15/26	$200	193,750
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	100	82,000

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Unilabs Subholding AB (a)(b),
5.75%, 5/15/25	€150	$182,309

		572,834

Netherlands—3.3%
de Volksbank NV, (converts to FRN on 11/5/20) (e),
3.75%, 11/5/25	100	130,114
GTH Finance BV,
6.25%, 4/26/20	$200	210,650
IPD 3 BV (a)(b),
4.50%, 7/15/22	€100	125,324
United Group BV (a)(b),
4.875%, 7/1/24	200	250,063

		716,151

Romania—1.2%
Digi Communications NV,
5.00%, 10/15/23	200	257,840

Spain—2.5%
Ajecorp BV,
6.50%, 5/14/22	$150	134,250
Aldesa Financial Services S.A.,
7.25%, 4/1/21	€100	113,301
Grifols S.A. (a)(b),
3.20%, 5/1/25	150	183,359
Masaria Investments s.A.u., 3 mo. Euribor + 5.250% (a)(b)(e),
5.25%, 9/15/24	100	119,867

		550,777

Sweden—0.5%
Intrum Justitia AB (a)(b),
3.125%, 7/15/24	100	120,721

Switzerland—1.3%
UBS AG,
7.625%, 8/17/22	$250	292,675

United Arab Emirates—0.3%
Shelf Drilling Holdings Ltd. (a)(b),
9.50%, 11/2/20	70	71,663

United Kingdom—10.1%
Amigo Luxembourg S.A.,
7.625%, 1/15/24	£100	141,113
Aston Martin Capital Holdings Ltd.,
5.75%, 4/15/22	100	142,519
Cabot Financial Luxembourg S.A.,
7.50%, 10/1/23	100	141,856
CPUK Finance Ltd. (a)(b),
4.25%, 8/28/22	100	138,117

	Principal Amount (000s)	Value*

EnQuest PLC, PIK 7.00% (b),
7.00%, 4/15/22	$52	$37,777
Fiat Chrysler Automobiles NV,
5.25%, 4/15/23	250	262,350
HBOS Capital Funding L.P., (converts to FRN on 11/30/18) (c)(e),
6.461%, 11/30/18	£50	70,362
Hiscox Ltd., (converts to FRN on 11/24/25) (e),
6.125%, 11/24/45	100	158,012
Iceland Bondco PLC,
6.75%, 7/15/24	100	141,935
KCA Deutag UK Finance PLC (a)(b),
7.25%, 5/15/21	$200	195,000
Miller Homes Group Holdings PLC,
5.50%, 10/15/24	£100	137,125
Shop Direct Funding PLC (a)(b),
7.75%, 11/15/22	150	190,752
TalkTalk Telecom Group PLC,
5.375%, 1/15/22	100	132,173
TVL Finance PLC,
8.50%, 5/15/23	90	132,907
Viridian Group FinanceCo PLC,
4.00%, 9/15/25	€150	179,809

		2,201,807

United States—51.2%
ADT Corp. (a)(b),
4.875%, 7/15/32	$100	95,000
AES Corp.,
5.50%, 3/15/24	200	209,000
AK Steel Corp.,
6.375%, 10/15/25	150	149,250
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	200	219,000
Alliance One International, Inc.,
9.875%, 7/15/21	50	46,188
American Greetings Corp. (a)(b),
7.875%, 2/15/25	100	108,500
APX Group, Inc.,
7.625%, 9/1/23	150	159,375
Ascent Resources Utica Holdings LLC (a)(b),
10.00%, 4/1/22	100	107,750
Beacon Escrow Corp. (a)(b),
4.875%, 11/1/25	200	201,750
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	100	100,000
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	100	107,000

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Catalent Pharma Solutions, Inc.,
4.75%, 12/15/24	€170	$218,624
CBS Radio, Inc. (a)(b),
7.25%, 11/1/24	$150	158,906
CCO Holdings LLC (a)(b),
5.75%, 2/15/26	100	104,125
Cedar Fair L.P. (a)(b),
5.375%, 4/15/27	150	157,875
Centene Corp.,
6.125%, 2/15/24	150	159,000
CenturyLink, Inc., Ser. S,
6.45%, 6/15/21	50	50,750
Cheniere Corpus Christi Holdings LLC,
5.875%, 3/31/25	100	108,562
Commercial Metals Co.,
5.375%, 7/15/27	130	132,925
CRC Escrow Issuer LLC (a)(b),
5.25%, 10/15/25	150	151,920
Crown European Holdings S.A.,
3.375%, 5/15/25	€200	252,418
CyrusOne L.P. (a)(b),
5.00%, 3/15/24	$100	104,000
5.375%, 3/15/27	100	105,250
DISH DBS Corp.,
7.75%, 7/1/26	150	158,250
Dole Food Co., Inc. (a)(b),
7.25%, 6/15/25	100	108,500
Eldorado Resorts, Inc.,
6.00%, 4/1/25	100	105,000
Engility Corp.,
8.875%, 9/1/24	100	107,250
Equinix, Inc.,
2.875%, 10/1/25	€100	121,350
First Data Corp. (a)(b),
5.375%, 8/15/23	$300	313,020
First Quality Finance Co., Inc. (a)(b),
4.625%, 5/15/21	200	202,500
5.00%, 7/1/25	50	51,125
Five Point Operating Co. L.P. (a)(b),
7.875%, 11/15/25	150	153,000
Freedom Mortgage Corp. (a)(b),
8.125%, 11/15/24	100	102,125
Freeport-McMoRan, Inc.,
3.875%, 3/15/23	150	150,000
FXI Holdings, Inc. (a)(b),
7.875%, 11/1/24	100	100,030
Genesis Energy L.P.,
6.25%, 5/15/26	50	49,938
6.50%, 10/1/25	150	153,000
Golden Nugget, Inc. (a)(b),
8.75%, 10/1/25	100	105,250

	Principal Amount (000s)	Value*

HCA, Inc.,
5.25%, 4/15/25	$150	$159,000
5.50%, 6/15/47	100	100,000
HealthSouth Corp.,
5.125%, 3/15/23	150	154,125
International Game Technology PLC,
4.75%, 2/15/23	€100	$136,262
inVentiv Group Holdings, Inc. (a)(b),
7.50%, 10/1/24	$60	65,100
Itron, Inc. (a)(b),
5.00%, 1/15/26	150	150,937
Jack Ohio Finance LLC (a)(b),
10.25%, 11/15/22	100	109,500
Jeld-Wen, Inc. (a)(b),
4.625%, 12/15/25	100	101,000
Jo-Ann Stores Holdings, Inc., PIK 10.50% (a)(b),
9.75%, 10/15/19	50	49,125
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	180	184,950
Laredo Petroleum, Inc.,
6.25%, 3/15/23	50	52,015
Matthews International Corp. (a)(b),
5.25%, 12/1/25	50	50,625
McDermott International, Inc. (a)(b),
8.00%, 5/1/21	50	51,643
Micron Technology, Inc.,
5.50%, 2/1/25	200	210,250
Navient Corp.,
8.00%, 3/25/20	150	162,562
Navistar International Corp. (a)(b),
6.625%, 11/1/25	100	104,588
NGPL PipeCo LLC (a)(b),
4.375%, 8/15/22	50	51,031
7.768%, 12/15/37	100	123,750
NRG Energy, Inc. (a)(b),
5.75%, 1/15/28	200	202,500
Parsley Energy LLC (a)(b),
5.625%, 10/15/27	150	153,750
Pilgrim’s Pride Corp. (a)(b),
5.75%, 3/15/25	180	185,850
Prime Security Services Borrower LLC,
9.25%, 5/15/23	130	144,625
Reynolds Group Issuer, Inc. (a)(b),
7.00%, 7/15/24	100	107,287
Sanchez Energy Corp.,
7.75%, 6/15/21	100	94,500
Scientific Games International, Inc.,
10.00%, 12/1/22	50	55,062

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Seagate HDD Cayman (a)(b),
4.875%, 3/1/24	$100	$100,666
SESI LLC (a)(b),
7.75%, 9/15/24	100	106,500
Shea Homes L.P. (a)(b),
5.875%, 4/1/23	150	156,375
Simmons Foods, Inc. (a)(b),
5.75%, 11/1/24	100	99,250
Six Flags Entertainment Corp. (a)(b),
4.875%, 7/31/24	50	50,875
SM Energy Co.,
6.50%, 11/15/21	100	101,750
Southwestern Energy Co.,
6.70%, 1/23/25	50	52,188
Sprint Communications, Inc.,
6.00%, 11/15/22	50	50,125
Sprint Corp.,
7.875%, 9/15/23	150	160,125
StandardAero Aviation Holdings, Inc. (a)(b),
10.00%, 7/15/23	100	110,000
Summit Midstream Holdings LLC,
5.75%, 4/15/25	150	152,008
Surgery Center Holdings, Inc. (a)(b),
6.75%, 7/1/25	100	95,000
Symantec Corp. (a)(b),
5.00%, 4/15/25	50	52,125
Tallgrass Energy Partners L.P. (a)(b),
5.50%, 9/15/24	50	51,563
5.50%, 1/15/28	50	50,673
TerraForm Power Operating LLC (a)(b)(d),
6.625%, 6/15/25	100	109,375
Transocean, Inc. (a)(b),
9.00%, 7/15/23	60	65,100
Trident Merger Sub, Inc. (a)(b),
6.625%, 11/1/25	150	150,000
U.S. Concrete, Inc.,
6.375%, 6/1/24	59	63,572
Universal Hospital Services, Inc.,
7.625%, 8/15/20	100	100,500
Vantiv LLC (a)(b),
3.875%, 11/15/25	£100	136,770
Venator Finance Sarl (a)(b),
5.75%, 7/15/25	$100	106,000
VeriSign, Inc.,
4.75%, 7/15/27	160	164,400
VICI Properties 1 LLC,
8.00%, 10/15/23	150	168,345
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	150	153,000

	Principal Amount (000s)	Value*

Warrior Met Coal, Inc. (a)(b),
8.00%, 11/1/24	$50	$51,750
Whiting Petroleum Corp.,
5.00%, 3/15/19	100	102,675
6.625%, 1/15/26 (a)(b)	50	51,063
WMG Acquisition Corp.,
4.125%, 11/1/24	€100	126,943
WPX Energy, Inc.,
6.00%, 1/15/22	$100	105,000

		11,191,259

Total Corporate Bonds & Notes (cost—$20,416,812)		20,868,934

SHORT-TERM INVESTMENTS—2.5%

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $390,009; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $401,610 including accrued interest (cost—$390,000)	390	390,000

U.S. Treasury Obligations—0.7%
U.S. Treasury Bills (f),
1.506%, 6/21/18 (cost—$148,961)	150	148,961

Total Short-Term Investments (cost—$538,961)		538,961

Total Investments (cost—$20,955,773)—98.0%		21,407,895

Other assets less liabilities (g)—2.0%		438,277

Net Assets-100.0%		$21,846,172

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,922,509, representing 45.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $9,960,286, representing 45.6% of net assets.
(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2017 (unaudited) (continued)

(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2017.
(f)	Rates reflect the effective yields at purchase date.
(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount	Market Value (000s)	Unrealized Appreciation
Short position contracts:
5-Year U.S. Treasury Note	(4)	3/29/18	$(400)	$(465)	$2,125

Forward foreign currency contracts outstanding at December 31, 2017:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
Purchased:
358,327 Euro settling 1/17/18	JPMorgan Chase	$423,825	$430,289	$6,464	$—
Sold:
252,905 British Pound settling 1/17/18	Goldman Sachs	336,379	341,612	—	(5,233)
985,599 British Pound settling 1/17/18	JPMorgan Chase	1,313,336	1,331,299	—	(17,963)
4,541,091 Euro settling 1/17/18	Goldman Sachs	5,370,777	5,453,069	—	(82,292)
391,078 Euro settling 1/17/18	JPMorgan Chase	457,640	469,617	—	(11,977)

				$6,464	$(117,465)

(h)	At December 31, 2017, the Fund pledged $325 in cash as collateral for futures contracts.

Glossary:

£—British Pound Sterling

€—Euro

FRN—Floating Rate Note

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	10.4%
Telecommunications	7.4%
Banks	5.7%
Media	5.4%
Food & Beverage	5.1%
Commercial Services	4.2%
Entertainment	4.1%
Healthcare-Services	3.9%
Diversified Financial Services	3.7%
Pipelines	3.4%
Mining	3.2%
Retail	3.0%
Electric Utilities	2.7%
Containers & Packaging	2.6%
Auto Manufacturers	2.3%
Pharmaceuticals	2.1%
Internet	2.1%
Iron/Steel	2.1%
Software	1.9%
Lodging	1.8%
Equity Real Estate Investment Trusts (REITs)	1.7%
Engineering & Construction	1.6%
Insurance	1.4%
Home Builders	1.3%
Real Estate	1.3%
Consumer Products	1.2%
Chemicals	1.0%
Healthcare-Products	1.0%
Semiconductors	1.0%
Building Materials	0.8%
Leisure	0.7%
Electronics	0.7%
Holding Companies-Diversified	0.7%
U.S. Treasury Bills	0.7%
Metals & Mining	0.6%
Machinery-Diversified	0.5%
Aerospace & Defense	0.5%
Energy-Alternate Sources	0.5%
Housewares	0.5%
Computers	0.5%
Miscellaneous Manufacturing	0.5%
Coal	0.2%
Tobacco	0.2%
Repurchase Agreements	1.8%
Other assets less liabilities	2.0%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Australia—1.6%
Australia & New Zealand Banking Group Ltd.	20,821	$464,497

Canada—0.9%
Gibson Energy, Inc.	18,210	263,371

Denmark—1.5%
Novo Nordisk A/S, Class B	8,017	430,797

France—1.7%
Bureau Veritas S.A.	17,799	486,139

Germany—6.7%
Adidas AG	1,510	301,984
Fresenius SE & Co. KGaA	6,023	468,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,753	594,510
SAP SE	4,831	540,469

		1,905,382

Japan—4.5%
Daikin Industries Ltd.	6,100	720,794
Keyence Corp.	1,000	558,631

		1,279,425

Korea (Republic of)—1.8%
Samsung Electronics Co., Ltd. GDR	434	513,945

Spain—4.3%
Amadeus IT Group S.A.	11,149	802,310
Industria de Diseno Textil S.A.	12,019	417,921

		1,220,231

Sweden—5.3%
Assa Abloy AB, Class B	23,930	496,104
Atlas Copco AB, Class A	14,801	638,753
Skandinaviska Enskilda Banken AB, Class A	31,359	368,229

		1,503,086

Switzerland—3.4%
Roche Holding AG	2,491	629,862
UBS Group AG (b)	17,531	322,093

		951,955

United Kingdom—13.2%
AstraZeneca PLC	5,851	403,752
Prudential PLC	33,245	851,415
Reckitt Benckiser Group PLC	5,413	504,998
Royal Dutch Shell PLC, Class B	17,146	577,375

	Shares	Value*

Unilever PLC	10,830	$600,698
Vodafone Group PLC	147,912	467,549
WPP PLC	19,136	345,706

		3,751,493

United States—51.6%
Accenture PLC, Class A	4,644	710,950
Agilent Technologies, Inc.	9,606	643,314
Alphabet, Inc., Class A (b)	881	928,045
American Express Co.	8,336	827,848
Apple, Inc.	4,291	726,166
Biogen, Inc. (b)	1,411	449,502
Citigroup, Inc.	10,193	758,461
Colgate-Palmolive Co.	5,941	448,248
Eaton Corp. PLC	7,890	623,389
Ecolab, Inc.	3,436	461,042
EOG Resources, Inc.	4,813	519,371
Estee Lauder Cos., Inc., Class A	5,634	716,870
International Flavors & Fragrances, Inc.	3,726	568,625
Intuit, Inc.	3,860	609,031
Johnson & Johnson	4,115	574,948
Microsoft Corp.	9,134	781,322
Mondelez International, Inc., Class A	9,847	421,452
Priceline Group, Inc. (b)	302	524,798
S&P Global, Inc.	3,779	640,163
Schlumberger Ltd.	4,915	331,222
Starbucks Corp.	9,960	572,003
Visa, Inc., Class A	10,005	1,140,770
Xylem, Inc.	9,900	675,180

		14,652,720

Total Common Stock (cost-$21,897,216)		27,423,041

PREFERRED STOCK—1.1%

Germany—1.1%
Henkel AG & Co. KGaA (cost—$258,078)	2,322	306,632

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $668,015; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $682,976 including accrued interest (cost-$668,000)	$668	$668,000

Total Investments (cost—$22,823,294) (a)—99.9%		28,397,673

Other assets less liabilities—0.1%		33,654

Net Assets—100.0%		$28,431,327

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $12,813,582, representing 45.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

IT Services	9.3%
Pharmaceuticals	7.2%
Software	6.8%
Banks	5.6%
Insurance	5.1%
Oil, Gas & Consumable Fuels	4.8%
Personal Products	4.6%
Machinery	4.6%
Household Products	4.4%
Technology Hardware, Storage & Peripherals	4.4%
Building Products	4.3%
Chemicals	3.6%
Capital Markets	3.4%
Internet Software & Services	3.3%
Consumer Finance	2.9%
Life Sciences Tools & Services	2.3%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Electronic Equipment, Instruments & Components	2.0%
Internet & Catalog Retail	1.8%
Professional Services	1.7%
Healthcare Providers & Services	1.6%

Wireless Telecommunication Services	1.6%
Biotechnology	1.6%
Food Products	1.5%
Specialty Retail	1.5%
Media	1.2%
Energy Equipment & Services	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Repurchase Agreements	2.3%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Austria—0.9%
Wienerberger AG	255,922	$6,193,868

Canada—2.1%
Stantec, Inc.	497,861	13,925,850

China—6.7%
Beijing Enterprises Water Group Ltd.	28,438,000	21,969,802
China Everbright International Ltd.	15,850,000	22,612,318

		44,582,120

Finland—4.2%
Uponor Oyj	756,642	15,233,830
Wartsila Oyj Abp	201,638	12,725,792

		27,959,622

France—12.2%
Suez	1,861,794	32,707,287
Veolia Environnement S.A.	1,907,334	48,635,392

		81,342,679

Germany—1.8%
GEA Group AG	256,505	12,272,262

Italy—0.7%
ACEA SpA	243,907	4,506,835

Japan—4.3%
Kubota Corp.	725,200	14,184,501
Kurita Water Industries Ltd.	439,600	14,252,453

		28,436,954

Netherlands—4.0%
Aalberts Industries NV	522,235	26,532,490

Sweden—1.9%
Alfa Laval AB	524,678	12,410,344

Switzerland—8.6%
Belimo Holding AG	643	2,810,862
Geberit AG	103,302	45,470,075
Sulzer AG	76,382	9,265,075

		57,546,012

United Kingdom—10.1%
Halma PLC	1,305,968	22,189,914
Pennon Group PLC	1,764,532	18,628,623
Severn Trent PLC	921,119	26,840,111

		67,658,648

	Shares	Value*

United States—40.1%
American Water Works Co., Inc.	646,669	$59,163,747
Aqua America, Inc.	352,291	13,820,376
Badger Meter, Inc.	158,309	7,567,170
Danaher Corp.	424,734	39,423,810
Franklin Electric Co., Inc.	43,241	1,984,762
IDEX Corp.	286,883	37,859,950
Itron, Inc. (b)	167,280	11,408,496
Mueller Water Products, Inc., Class A	1,020,789	12,790,486
Tetra Tech, Inc.	320,000	15,408,000
Waste Management, Inc.	162,078	13,987,331
Xylem, Inc.	799,392	54,518,534

		267,932,662

Total Common Stock (cost-$523,140,653)		651,300,346

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $14,801,329; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $15,097,738 including accrued interest (cost—$14,801,000)	$14,801	14,801,000

Total Investments (cost—$537,941,653) (a)—99.8%		666,101,346

Other assets less liabilities—0.2%		1,418,228

Net Assets—100.0%		$667,519,574

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $327,710,302, representing 49.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Global Water Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	31.3%
Water Utilities	21.0%
Multi-Utilities	12.9%
Building Products	9.5%
Commercial Services & Supplies	7.8%
Electronic Equipment, Instruments & Components	6.2%
Healthcare Equipment & Supplies	5.9%
Professional Services	2.1%
Construction Materials	0.9%
Repurchase Agreements	2.2%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2017 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—94.3%

Aerospace & Defense—2.4%
KLX, Inc. (a)(b),
5.875%, 12/1/22	$1,215	$1,276,904
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	1,230	1,280,737
TransDigm, Inc.,
6.50%, 5/15/25	2,175	2,229,375
Triumph Group, Inc. (a)(b),
7.75%, 8/15/25	1,005	1,074,094

		5,861,110

Auto Components—1.5%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,690	1,755,487
Delphi Technologies PLC (a)(b),
5.00%, 10/1/25	1,265	1,283,975
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	575	601,387

		3,640,849

Auto Manufacturers—0.8%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	1,800	1,882,584

Banks—0.9%
CIT Group, Inc.,
5.00%, 8/15/22	645	685,313
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	1,500	1,592,857

		2,278,170

Building Materials—1.1%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	1,820	1,900,899
Jeld-Wen, Inc. (a)(b),
4.875%, 12/15/27	845	855,563

		2,756,462

Chemicals—5.2%
Chemours Co.,
7.00%, 5/15/25	1,995	2,174,550
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	1,620	1,747,575
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	1,780	1,842,300
PQ Corp. (a)(b),
5.75%, 12/15/25	1,450	1,479,000
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	1,660	1,722,250

	Principal Amount (000s)	Value*

Tronox Finance PLC (a)(b),
5.75%, 10/1/25	$1,755	$1,807,650
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	1,810	1,900,500

		12,673,825

Commercial Services—4.7%
Cardtronics, Inc.,
5.125%, 8/1/22	1,105	1,055,275
5.50%, 5/1/25 (a)(b)	820	744,150
Cenveo Corp. (a)(b),
6.00%, 5/15/24	2,299	1,902,422
Gartner, Inc. (a)(b),
5.125%, 4/1/25	1,380	1,445,550
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	1,695	1,741,613
RR Donnelley & Sons Co.,
7.00%, 2/15/22	1,730	1,794,875
United Rentals North America, Inc.,
4.625%, 10/15/25	630	636,300
5.50%, 7/15/25	2,000	2,127,500

		11,447,685

Computers—2.1%
Dell International LLC (a)(b),
7.125%, 6/15/24	1,180	1,292,386
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	2,000	2,035,000
Western Digital Corp.,
10.50%, 4/1/24	1,470	1,707,037

		5,034,423

Distribution/Wholesale—1.4%
H&E Equipment Services, Inc. (a)(b),
5.625%, 9/1/25	1,680	1,759,800
HD Supply, Inc. (a)(b),
5.75%, 4/15/24	1,450	1,544,250

		3,304,050

Diversified Financial Services—4.8%
Ally Financial, Inc.,
5.75%, 11/20/25	1,420	1,553,125
8.00%, 3/15/20	805	889,525
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,615	2,340,425
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	1,350	1,409,467
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,250	1,277,344
Navient Corp.,
6.625%, 7/26/21	1,250	1,321,875
7.25%, 9/25/23	805	861,350

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Springleaf Finance Corp.,
5.625%, 3/15/23	$610	$612,105
8.25%, 10/1/23	1,170	1,313,325

		11,578,541

Electric Utilities—0.8%
NRG Energy, Inc. (a)(b),
5.75%, 1/15/28	1,855	1,878,188

Engineering & Construction—1.6%
AECOM,
5.875%, 10/15/24	1,805	1,964,201
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	1,695	1,826,362

		3,790,563

Entertainment—2.8%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	1,640	1,635,900
Cedar Fair L.P.,
5.375%, 6/1/24	2,145	2,252,250
5.375%, 4/15/27 (a)(b)	805	847,262
International Game Technology PLC (a)(b),
6.25%, 2/15/22	1,800	1,948,500

		6,683,912

Equity Real Estate Investment Trusts (REITs)—1.1%
CyrusOne L.P. (a)(b),
5.00%, 3/15/24	1,210	1,258,400
5.375%, 3/15/27	840	884,100
Equinix, Inc.,
5.375%, 5/15/27	470	504,075

		2,646,575

Food & Beverage—1.8%
Albertsons Cos. LLC,
6.625%, 6/15/24	750	720,000
B&G Foods, Inc.,
5.25%, 4/1/25	855	871,801
Lamb Weston Holdings, Inc. (a)(b),
4.875%, 11/1/26	855	895,612
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	1,750	1,785,000

		4,272,413

Healthcare-Products—1.2%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	985	1,009,330
Teleflex, Inc.,
5.25%, 6/15/24	1,705	1,785,987

		2,795,317

	Principal Amount (000s)	Value*

Healthcare-Services—3.9%
Centene Corp.,
4.75%, 1/15/25	$520	$530,400
Community Health Systems, Inc.,
6.25%, 3/31/23	650	588,250
7.125%, 7/15/20	1,145	861,613
DaVita, Inc.,
5.125%, 7/15/24	1,860	1,899,525
HCA, Inc.,
7.50%, 2/15/22	1,600	1,804,000
Kindred Healthcare, Inc.,
6.375%, 4/15/22	1,123	1,145,460
8.75%, 1/15/23	150	159,750
Tenet Healthcare Corp.,
5.125%, 5/1/25 (a)(b)	750	738,750
8.125%, 4/1/22	1,605	1,639,106

		9,366,854

Home Builders—2.2%
Beazer Homes USA, Inc.,
5.875%, 10/15/27 (a)(b)	450	454,500
8.75%, 3/15/22	805	889,444
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	575	587,938
CalAtlantic Group, Inc.,
5.875%, 11/15/24	1,800	2,007,540
KB Home,
8.00%, 3/15/20	1,155	1,270,500

		5,209,922

Household Products/Wares—0.7%
Spectrum Brands, Inc.,
5.75%, 7/15/25	1,660	1,755,450

Insurance—0.8%
CNO Financial Group, Inc.,
5.25%, 5/30/25	1,735	1,839,100

Internet—1.7%
Match Group, Inc. (a)(b),
5.00%, 12/15/27	600	610,500
Symantec Corp. (a)(b),
5.00%, 4/15/25	1,555	1,621,088
Zayo Group LLC (a)(b),
5.75%, 1/15/27	1,855	1,908,331

		4,139,919

Internet & Catalog Retail—0.8%
Netflix, Inc.,
5.875%, 2/15/25	1,760	1,874,400

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Iron/Steel—1.8%
AK Steel Corp.,
7.00%, 3/15/27	$655	$669,738
7.50%, 7/15/23	625	679,687
Steel Dynamics, Inc.,
5.50%, 10/1/24	480	511,200
United States Steel Corp.,
6.875%, 8/15/25	1,510	1,583,688
United States Steel Corp. (a)(b),
8.375%, 7/1/21	934	1,013,857

		4,458,170

Lodging—0.8%
MGM Resorts International,
6.625%, 12/15/21	1,000	1,099,700
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	905	943,463

		2,043,163

Machinery-Construction & Mining—0.8%
Terex Corp. (a)(b),
5.625%, 2/1/25	1,765	1,846,631

Machinery-Diversified—0.5%
Tennant Co. (a)(b),
5.625%, 5/1/25	1,110	1,171,050

Media—6.6%
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	560	553,000
5.75%, 1/15/24	1,745	1,801,712
Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	1,845	1,884,206
CSC Holdings LLC,
6.75%, 11/15/21	1,960	2,107,000
DISH DBS Corp.,
5.875%, 7/15/22	2,500	2,521,875
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	1,180	1,212,450
LIN Television Corp.,
5.875%, 11/15/22	1,085	1,133,825
LiveStyle, Inc. (a)(b)(c)(f)(h),
9.625%, 2/1/19
(acquisition cost—$2,787,813; purchased 1/31/14-2/3/14)	2,761	55
McClatchy Co.,
9.00%, 12/15/22	1,535	1,607,913
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	1,795	1,857,825
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	1,135	1,143,513

		15,823,374

	Principal Amount (000s)	Value*

Metal Fabricate/Hardware—0.7%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	$1,235	$1,336,888
TriMas Corp. (a)(b),
4.875%, 10/15/25	455	457,559

		1,794,447

Mining—3.3%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	1,500	1,642,500
Constellium NV (a)(b),
6.625%, 3/1/25	1,545	1,631,906
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,660	1,645,475
Hudbay Minerals, Inc. (a)(b),
7.25%, 1/15/23	385	410,025
7.625%, 1/15/25	930	1,023,000
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,490	1,670,663

		8,023,569

Miscellaneous Manufacturing—0.7%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	1,515	1,609,688

Oil, Gas & Consumable Fuels—8.7%
AmeriGas Partners L.P.,
5.875%, 8/20/26	1,505	1,557,675
Callon Petroleum Co.,
6.125%, 10/1/24	955	988,425
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	1,735	1,735,000
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,435	1,495,987
Chesapeake Energy Corp. (a)(b),
8.00%, 1/15/25	910	920,238
Continental Resources, Inc.,
5.00%, 9/15/22	2,125	2,164,844
CVR Refining LLC,
6.50%, 11/1/22	1,000	1,035,000
Ensco PLC,
5.20%, 3/15/25	305	260,775
EP Energy LLC,
9.375%, 5/1/20	880	748,000
Noble Holding International Ltd.,
7.75%, 1/15/24	635	549,275
Oasis Petroleum, Inc.,
6.875%, 3/15/22	2,075	2,134,656
Range Resources Corp.,
4.875%, 5/15/25	1,995	1,955,100
Sanchez Energy Corp.,
6.125%, 1/15/23	2,560	2,182,400

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Sunoco L.P.,
6.375%, 4/1/23	$1,305	$1,378,406
Transocean, Inc. (a)(b),
7.50%, 1/15/26	1,115	1,144,603
Weatherford International Ltd.,
8.25%, 6/15/23	690	698,625

		20,949,009

Paper & Forest Products—0.4%
Mercer International, Inc. (a)(b),
5.50%, 1/15/26	960	976,800

Pharmaceuticals—2.0%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	1,930	1,515,050
Horizon Pharma, Inc.,
6.625%, 5/1/23	1,315	1,315,000
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	1,390	1,277,062
7.50%, 7/15/21	720	735,300

		4,842,412

Pipelines—0.9%
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	710	735,737
Energy Transfer Equity L.P.,
5.875%, 1/15/24	670	706,850
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	644	716,588

		2,159,175

Real Estate—2.0%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	985	989,925
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	1,933	2,000,655
Uniti Group L.P.,
8.25%, 10/15/23	1,800	1,741,500

		4,732,080

Retail—2.9%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	1,510	1,528,875
Conn's, Inc.,
7.25%, 7/15/22	1,595	1,606,963
Dollar Tree, Inc.,
5.75%, 3/1/23	1,315	1,379,928
KFC Holding Co. (a)(b),
4.75%, 6/1/27	1,370	1,404,250
L Brands, Inc.,
6.875%, 11/1/35	1,155	1,172,325

		7,092,341

	Principal Amount (000s)	Value*

Semiconductors—2.8%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24	$500	$520,625
7.50%, 8/15/22	1,683	1,855,507
Amkor Technology, Inc.,
6.375%, 10/1/22	1,000	1,035,750
Entegris, Inc. (a)(b),
4.625%, 2/10/26	490	499,800
Qorvo, Inc.,
7.00%, 12/1/25	1,700	1,906,125
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	750	826,875

		6,644,682

Semiconductors & Semiconductor Equipment—0.3%
Microsemi Corp. (a)(b),
9.125%, 4/15/23	570	642,675

Software—4.3%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	1,420	1,519,400
First Data Corp. (a)(b),
7.00%, 12/1/23	2,000	2,120,000
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	1,910	2,019,825

MSCI, Inc. (a)(b),
5.25%, 11/15/24	925	979,344
Open Text Corp. (a)(b),
5.625%, 1/15/23	1,220	1,276,425
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	810	866,700
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	1,585	1,680,100

		10,461,794

Telecommunications—9.6%
CenturyLink, Inc., Ser. Y,
7.50%, 4/1/24	2,250	2,250,000
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	1,630	1,621,850
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	1,060	1,062,650
6.00%, 6/15/25	1,415	1,510,512
Consolidated Communications, Inc.,
6.50%, 10/1/22	1,895	1,714,975
Frontier Communications Corp.,
10.50%, 9/15/22	1,690	1,282,288
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	1,540	1,628,550

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Hughes Satellite Systems Corp.,
6.625%, 8/1/26	$1,525	$1,601,250
Level 3 Financing, Inc.,
5.375%, 5/1/25	1,750	1,752,187
Sprint Communications, Inc.,
6.00%, 11/15/22	1,500	1,503,750
11.50%, 11/15/21	2,250	2,728,125
T-Mobile USA, Inc.,
6.625%, 4/1/23	960	1,003,200
6.836%, 4/28/23	1,835	1,926,750
Windstream Services LLC (a)(b),
6.375%, 8/1/23	2,700	1,633,500

		23,219,587

Transportation—0.9%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	580	615,525
6.50%, 6/15/22	1,545	1,618,388

		2,233,913

Total Corporate Bonds & Notes (cost—$224,533,045)		227,434,872

	Shares

PREFERRED STOCK (a)(d)(e)(g)(h)—2.7%

Media—2.7%
LiveStyle, Inc., Ser. A	6,269	626,900
LiveStyle, Inc., Ser. B	57,581	5,758,100

Total Preferred Stock (cost—$6,259,719)		6,385,000

COMMON STOCK (a)(d)(e)(g)—0.2%

Advertising—0.2%
Affinion Group Holdings, Inc. Class A (f)
(acquisition cost—$769,740; purchased 11/9/15-11/12/15)	43,401	501,282

Aerospace & Defense—0.0%
Erickson, Inc.	2,675	84,450

Media—0.0%
LiveStyle, Inc. (h)	67,983	7

Total Common Stock (cost—$2,260,808)		585,739

	Units	Value*

WARRANTS (a)(d)(e)(g)—0.0%

Commercial Services—0.0%
Cenveo, Inc., strike price $12.00, expires 6/10/24	243,090	$5,226

Media—0.0%
LiveStyle, Inc. Ser. C, expires 11/30/21 (h)	14,500	1

Total Warrants (cost—$67,409)		5,227

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $2,829,063; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $2,888,420 including accrued interest (cost—$2,829,000)	$2,829	2,829,000

Total Investments (cost-$235,949,981)—98.4%		237,239,838

Other assets less liabilities—1.6%		3,976,063

Net Assets—100.0%		$241,215,901

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $108,279,803, representing 44.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $101,303,837, representing 42.0% of net assets.
(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $6,975,966, representing 2.9% of net assets.
(e)	Level 3 security.
(f)	Restricted. The aggregate acquisition cost of such securities is $3,557,553. The aggregate value is $501,337, representing 0.2% of net assets.
(g)	Non-income producing.
(h)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 2.7% of net assets.

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Australia—0.9%
CSL Ltd.	1,679	$184,512

Brazil—4.2%
Lojas Renner S.A.	16,749	179,037
Odontoprev S.A.	38,544	184,871
Raia Drogasil S.A.	10,901	301,566
WEG S.A.	22,241	161,711

		827,185

Canada—9.2%
Alimentation Couche-Tard, Inc., Class B	10,351	540,113
Canadian National Railway Co.	3,992	329,173
Constellation Software, Inc.	687	416,474
Restaurant Brands International, Inc.	8,550	525,584

		1,811,344

China—11.5%
Alibaba Group Holding Ltd. ADR (c)	3,835	661,269
Baidu, Inc. ADR (c)	1,669	390,896
Tencent Holdings Ltd.	15,921	824,038
Weibo Corp. ADR (c)	3,659	378,560

		2,254,763

Denmark—9.3%
Ambu A/S, Class B	4,807	429,801
Coloplast A/S, Class B	2,987	237,468
DSV A/S	6,470	509,097
Novo Nordisk A/S, Class B	11,982	643,859

		1,820,225

France—4.1%
Dassault Systemes SE	1,970	209,173
Ingenico Group S.A.	1,911	204,092
Legrand S.A.	2,328	178,974
Sartorius Stedim Biotech	3,033	219,404

		811,643

Germany—12.6%
Bechtle AG	3,801	316,067
Fresenius SE & Co. KGaA	3,697	287,522
Infineon Technologies AG	24,370	663,697
SAP SE	6,233	697,318
Scout24 AG (a)	6,532	266,218
Zalando SE (a)(c)	4,515	238,066

		2,468,888

Hong Kong—3.0%
AIA Group Ltd.	68,344	581,310

India—2.6%
HDFC Bank Ltd.	4,860	142,560
HDFC Bank Ltd. ADR	3,575	363,470

		506,030

	Shares	Value*

Indonesia—1.8%
Ace Hardware Indonesia Tbk PT	2,036,110	$173,334
Bank Central Asia Tbk PT	109,118	176,056

		349,390

Ireland—3.3%
Kingspan Group PLC	7,369	322,895
Ryanair Holdings PLC ADR (c)	3,045	317,258

		640,153

Japan—6.4%
Hoshizaki Corp.	2,739	242,661
Keyence Corp.	779	435,174
MonotaRO Co., Ltd.	9,069	289,027
Sundrug Co., Ltd.	6,090	282,493

		1,249,355

Korea (Republic of)—1.7%
LG Household & Health Care Ltd.	294	326,529

Mexico—1.0%
Fomento Economico Mexicano S.A.B de C.V. UNIT	21,963	206,567

Netherlands—2.6%
ASML Holding NV	1,941	337,459
GrandVision NV (a)	6,835	174,640

		512,099

Philippines—1.3%
Jollibee Foods Corp.	23,572	119,465
Universal Robina Corp.	48,389	146,369

		265,834

South Africa—1.7%
PSG Group Ltd.	15,780	344,360

Spain—1.7%
Amadeus IT Group S.A.	4,720	339,663

Sweden—6.6%
Assa Abloy AB, Class B	12,501	259,164
Atlas Copco AB, Class A	7,275	313,960
Hexagon AB, Class B	5,130	257,342
Hexpol AB	27,063	274,381
Trelleborg AB, Class B	8,754	202,589

		1,307,436

Switzerland—3.3%
Cie Financiere Richemont S.A.	2,616	236,925
Partners Group Holding AG	325	222,688
Roche Holding AG	723	182,814

		642,427

United Kingdom—9.8%
ASOS PLC (c)	2,666	240,517

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

British American Tobacco PLC	8,094	$547,145
DCC PLC	3,376	339,751
Reckitt Benckiser Group PLC	5,495	512,648
Unilever PLC	4,995	277,053

		1,917,114

United States—0.9%
Samsonite International S.A.	39,113	179,724

Total Investments (cost—$14,906,120) (b)—99.5%		19,546,551

Other assets less liabilities—0.5%		90,308

Net Assets—100.0%		$19,636,859

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $678,924, representing 3.5% of net assets.
(b)	Securities with an aggregate value of $13,344,399, representing 68.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Internet Software & Services	12.8%
Software	6.7%
Food & Staples Retailing	5.7%
Semiconductors & Semiconductor Equipment	5.1%
Machinery	4.7%
Electronic Equipment, Instruments & Components	4.6%
Healthcare Equipment & Supplies	4.5%
Road & Rail	4.3%
Pharmaceuticals	4.2%
Banks	3.5%
IT Services	3.3%
Hotels, Restaurants & Leisure	3.3%
Personal Products	3.1%
Building Products	3.0%
Insurance	3.0%
Tobacco	2.8%
Household Products	2.6%
Internet & Catalog Retail	2.4%
Healthcare Providers & Services	2.4%
Textiles, Apparel & Luxury Goods	2.1%
Specialty Retail	1.8%
Diversified Financial Services	1.8%
Industrial Conglomerates	1.7%
Airlines	1.6%
Trading Companies & Distributors	1.5%
Chemicals	1.4%
Capital Markets	1.1%
Beverages	1.1%
Biotechnology	0.9%
Multi-Line Retail	0.9%
Electrical Equipment	0.9%
Food Products	0.7%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.3%

Australia—3.0%
Boral Ltd.	210,334	$1,273,320
Challenger Ltd.	69,794	761,138
Downer EDI Ltd.	242,019	1,301,988
Mantra Group Ltd.	112,500	342,335
Santos Ltd. (c)	373,729	1,581,908

		5,260,689

Austria—3.4%
Schoeller-Bleckmann Oilfield Equipment AG (c)	16,895	1,723,074
UNIQA Insurance Group AG	169,994	1,798,990
Wienerberger AG	96,863	2,344,295

		5,866,359

China—3.0%
Angel Yeast Co., Ltd., Class A	188,050	945,159
China Everbright Greentech Ltd. (a)(c)	818,235	754,052
China Everbright International Ltd.	587,000	837,440
China State Construction International Holdings Ltd.	620,000	866,067
CIFI Holdings Group Co., Ltd.	1,092,000	656,093
Nexteer Automotive Group Ltd. (c)	44,000	104,563
Sunny Optical Technology Group Co., Ltd.	52,000	660,257
Zhejiang Dingli Machinery Co., Ltd., Class A	37,960	457,420

		5,281,051

Denmark—2.7%
Ambu A/S, Class B	33,399	2,986,253
SimCorp A/S	30,242	1,721,357

		4,707,610

Finland—2.5%
Huhtamaki Oyj	46,625	1,957,068
Outotec Oyj (c)	282,799	2,407,755

		4,364,823

France—4.5%
APERAM S.A.	42,990	2,208,533
Korian S.A.	59,426	2,099,495
Nexity S.A. (c)	24,695	1,468,962
Sartorius Stedim Biotech	28,882	2,089,292

		7,866,282

Germany—8.1%
Aareal Bank AG	55,084	2,487,164
Bechtle AG	33,486	2,784,479
CANCOM SE	36,083	2,994,555
Deutsche Pfandbriefbank AG (a)	201,584	3,220,241
Hella GmbH & Co. KGaA	40,765	2,516,154

		14,002,593

	Shares	Value*

Hong Kong—2.2%
Johnson Electric Holdings Ltd.	221,500	$926,248
Man Wah Holdings Ltd.	616,400	584,461
Melco International Development Ltd.	197,000	577,701
Microport Scientific Corp.	698,000	674,517
Techtronic Industries Co., Ltd.	155,500	1,011,594

		3,774,521

Indonesia—0.8%
Jasa Marga Persero Tbk PT	1,595,000	751,340
Waskita Beton Precast Tbk PT	20,657,200	621,200

		1,372,540

Ireland—1.6%
Kingspan Group PLC	61,946	2,714,348

Italy—2.8%
De’ Longhi SpA	72,324	2,189,406
FinecoBank Banca Fineco SpA	268,817	2,745,858

		4,935,264

Japan—31.9%
Arata Corp.	32,800	1,784,733
COMSYS Holdings Corp.	99,300	2,878,970
Daifuku Co., Ltd.	59,100	3,210,940
Disco Corp.	15,200	3,368,920
Fujitsu General Ltd.	86,400	1,894,053
Gunma Bank Ltd.	466,473	2,810,596
Kenko Mayonnaise Co., Ltd.	43,500	1,572,692
KH Neochem Co., Ltd.	69,700	1,783,021
Lion Corp.	63,700	1,204,056
MISUMI Group, Inc.	132,200	3,838,045
Mitsubishi UFJ Lease & Finance Co., Ltd.	412,400	2,447,709
Mitsui Mining & Smelting Co., Ltd.	14,400	837,988
Morinaga Milk Industry Co., Ltd.	23,100	1,045,574
Nippon Carbon Co., Ltd.	12,100	542,015
Nissha Co., Ltd.	36,100	1,046,889
Okamura Corp.	222,900	3,256,314
Persol Holdings Co., Ltd.	116,300	2,911,729
Pigeon Corp.	26,200	995,473
Rengo Co., Ltd.	493,100	3,595,885
Ryohin Keikaku Co., Ltd.	6,200	1,929,991
Sanwa Holdings Corp.	260,600	3,581,289
Siix Corp.	26,900	1,152,445
Start Today Co., Ltd.	73,700	2,237,022
Teijin Ltd.	97,300	2,161,996
Ube Industries Ltd.	112,000	3,280,873

		55,369,218

Korea (Republic of)—0.3%
HyVision System, Inc.	47,299	573,211

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Netherlands—2.9%
Aalberts Industries NV	49,763	$2,528,242
ASR Nederland NV	60,185	2,477,624

		5,005,866

Philippines—0.3%
Robinsons Land Corp.	1,033,000	440,146

Spain—1.2%
Melia Hotels International S.A.	156,247	2,149,919

Sweden—4.9%
AAK AB	30,355	2,599,623
Fastighets AB Balder, Class B (c)	72,427	1,936,661
Indutrade AB	90,866	2,476,237
NetEnt AB (c)	227,492	1,566,883

		8,579,404

Switzerland—6.4%
ams AG (c)	34,502	3,125,598
Georg Fischer AG	1,922	2,537,360
Interroll Holding AG	1,803	2,669,946
OC Oerlikon Corp. AG (c)	161,014	2,717,854

		11,050,758

Taiwan—2.2%
ASPEED Technology, Inc.	26,000	627,317
Ennoconn Corp.	35,063	528,435
Faraday Technology Corp.	298,000	576,636
Globalwafers Co., Ltd.	80,000	1,061,410
Merry Electronics Co., Ltd.	98,000	636,402
Sunonwealth Electric Machine Industry Co., Ltd.	205,000	359,846

		3,790,046

United Kingdom—11.6%
ASOS PLC (c)	32,098	2,895,763
Auto Trader Group PLC (a)	333,903	1,590,491
Genus PLC	69,650	2,380,102
Intermediate Capital Group PLC	217,325	3,355,687
RPC Group PLC	193,296	2,296,012
Senior PLC	698,135	2,457,326
Spectris PLC	49,224	1,647,831
SuperGroup PLC	48,679	1,299,363
Tullow Oil PLC (c)	809,145	2,252,893

		20,175,468

Total Common Stock (cost—$123,333,680)		167,280,116

	Shares	Value*

PREFERRED STOCK—1.5%

Germany—1.5%
Jungheinrich AG (cost-$1,854,528)	56,895	$2,674,990

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co.,dated 12/29/17, 0.20%, due 1/2/18, proceeds $3,580,080; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $3,652,025 including accrued interest (cost—$3,580,000)	$3,580	3,580,000

Total Investments (cost—$128,768,208) (b)—99.9%		173,535,106

Other assets less liabilities (d)—0.1%		260,198

Net Assets—100.0%		$173,795,304

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $5,564,784, representing 3.2% of net assets.
(b)	Securities with an aggregate value of $142,623,164, representing 82.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2017 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
Purchased:
94,764,569 Japanese Yen settling 1/4/18	Northern Trust Company	$835,941	$841,043	$5,102	$—
Sold:
91,354,314 Japanese Yen settling 1/4/18	Northern Trust Company	805,859	810,777	—	(4,918)

				$5,102	$(4,918)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	9.9%
Semiconductors & Semiconductor Equipment	5.0%
Containers & Packaging	4.5%
Chemicals	4.2%
Commercial Services & Supplies	3.7%
Trading Companies & Distributors	3.6%
Building Products	3.6%
Food Products	3.6%
IT Services	3.3%
Healthcare Equipment & Supplies	3.3%
Thrifts & Mortgage Finance	3.3%
Household Durables	3.3%
Banks	3.2%
Metals & Mining	3.1%
Internet & Catalog Retail	3.0%
Electronic Equipment, Instruments & Components	2.7%
Real Estate Management & Development	2.6%
Insurance	2.5%
Construction Materials	2.4%
Oil, Gas & Consumable Fuels	2.2%
Construction & Engineering	2.2%
Capital Markets	1.9%
Diversified Financial Services	1.8%
Internet Software & Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Professional Services	1.7%
Auto Components	1.5%
Aerospace & Defense	1.4%
Biotechnology	1.4%
Household Products	1.3%
Healthcare Providers & Services	1.2%
Multi-Line Retail	1.1%
Distributors	1.0%

Energy Equipment & Services	1.0%
Software	1.0%
Electrical Equipment	0.8%
Specialty Retail	0.8%
Independent Power Producers & Energy Traders	0.4%
Transportation Infrastructure	0.4%
Technology Hardware, Storage & Peripherals	0.3%
Repurchase Agreements	2.1%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

Air Freight & Logistics—0.9%
Echo Global Logistics, Inc. (a)	9,819	$274,932

Auto Components—2.3%
Modine Manufacturing Co. (a)	18,350	370,670
Motorcar Parts of America, Inc. (a)	6,824	170,532
Tower International, Inc.	6,707	204,899

		746,101

Banks—6.3%
Carolina Financial Corp.	5,489	203,916
Equity Bancshares, Inc., Class A (a)	6,787	240,328
First Foundation, Inc. (a)	16,224	300,793
First Internet Bancorp	6,474	246,983
Franklin Financial Network, Inc. (a)	6,707	228,709
National Commerce Corp. (a)	4,315	173,679
Preferred Bank	4,536	266,626
Seacoast Banking Corp. of Florida (a)	13,686	345,024

		2,006,058

Beverages—1.9%
MGP Ingredients, Inc.	5,236	402,544
Primo Water Corp. (a)	17,337	217,926

		620,470

Biotechnology—11.1%
Abeona Therapeutics, Inc. (a)	7,630	120,936
Achaogen, Inc. (a)	5,560	59,714
Adamas Pharmaceuticals, Inc. (a)	3,533	119,733
Agenus, Inc. (a)	17,714	57,748
BioCryst Pharmaceuticals, Inc. (a)	11,700	57,447
BioSpecifics Technologies Corp. (a)	4,062	176,007
Calithera Biosciences, Inc. (a)	5,863	48,956
Cara Therapeutics, Inc. (a)	7,678	93,979
Concert Pharmaceuticals, Inc. (a)	8,364	216,377
Corbus Pharmaceuticals Holdings, Inc. (a)	9,143	64,915
Cytokinetics, Inc. (a)	8,677	70,718
CytomX Therapeutics, Inc. (a)	5,780	122,016
Dynavax Technologies Corp. (a)	3,619	67,675
Flexion Therapeutics, Inc. (a)	9,141	228,891
Heron Therapeutics, Inc. (a)	7,832	141,759
Ignyta, Inc. (a)	9,591	256,080
ImmunoGen, Inc. (a)	17,158	109,983
Immunomedics, Inc. (a)	9,302	150,320
Inovio Pharmaceuticals, Inc. (a)	16,042	66,253
Iovance Biotherapeutics, Inc. (a)	14,812	118,496
La Jolla Pharmaceutical Co. (a)	6,177	198,776
MacroGenics, Inc. (a)	5,864	111,416
NewLink Genetics Corp. (a)	3,922	31,807
Progenics Pharmaceuticals, Inc. (a)	15,423	91,767
Repligen Corp. (a)	7,765	281,714
Sangamo Therapeutics, Inc. (a)	7,817	128,199

	Shares	Value*

Selecta Biosciences, Inc. (a)	3,710	$36,395
Synergy Pharmaceuticals, Inc. (a)	42,701	95,223
TG Therapeutics, Inc. (a)	10,145	83,189
Vanda Pharmaceuticals, Inc. (a)	10,432	158,566

		3,565,055

Building Products—2.6%
Patrick Industries, Inc. (a)	8,478	588,797
PGT Innovations, Inc. (a)	14,895	250,981

		839,778

Chemicals—2.7%
American Vanguard Corp.	13,071	256,845
KMG Chemicals, Inc.	4,260	281,501
Koppers Holdings, Inc. (a)	6,525	332,122

		870,468

Commercial Services & Supplies—0.5%
Hudson Technologies, Inc. (a)	25,627	155,556

Construction & Engineering—2.1%
NV5 Global, Inc. (a)	7,009	379,537
Sterling Construction Co., Inc. (a)	17,291	281,498

		661,035

Construction Materials—1.4%
U.S. Concrete, Inc. (a)	5,523	461,999

Diversified Consumer Services—0.8%
Carriage Services, Inc.	9,975	256,457

Diversified Telecommunication Services—0.8%
ORBCOMM, Inc. (a)	26,214	266,859

Electrical Equipment—0.8%
Plug Power, Inc. (a)	104,523	246,674

Electronic Equipment, Instruments & Components—1.2%
ePlus, Inc. (a)	2,464	185,293
Mesa Laboratories, Inc.	1,694	210,564

		395,857

Food Products—0.9%
John B Sanfilippo & Son, Inc.	4,275	270,394

Healthcare Equipment & Supplies—9.3%
Antares Pharma, Inc. (a)	57,488	114,401
AtriCure, Inc. (a)	10,680	194,803
AxoGen, Inc. (a)	18,352	519,362
CryoLife, Inc. (a)	13,179	252,378
CryoPort, Inc. (a)	28,997	249,084
Cutera, Inc. (a)	10,269	465,699
GenMark Diagnostics, Inc. (a)	20,514	85,543
Heska Corp. (a)	1,936	155,287

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

LeMaitre Vascular, Inc.	14,467	$460,629
Surmodics, Inc. (a)	7,209	201,852
Tactile Systems Technology, Inc. (a)	9,974	289,047

		2,988,085

Healthcare Providers & Services—2.8%
BioTelemetry, Inc. (a)	16,140	482,586
Cross Country Healthcare, Inc. (a)	18,184	232,028
RadNet, Inc. (a)	17,844	180,224

		894,838

Healthcare Technology—2.3%
Tabula Rasa HealthCare, Inc. (a)	10,433	292,646
Vocera Communications, Inc. (a)	14,861	449,099

		741,745

Hotels, Restaurants & Leisure—1.6%
Carrols Restaurant Group, Inc. (a)	24,008	291,697
Century Casinos, Inc. (a)	24,441	223,147

		514,844

Household Durables—2.5%
LGI Homes, Inc. (a)	6,805	510,579
M/I Homes, Inc. (a)	8,533	293,535

		804,114

Internet & Catalog Retail—1.8%
Duluth Holdings, Inc., Class B (a)	7,975	142,354
Nutrisystem, Inc.	8,479	445,995

		588,349

Internet Software & Services—6.6%
Amber Road, Inc. (a)	27,996	205,491
Carbonite, Inc. (a)	12,434	312,093
Five9, Inc. (a)	21,747	541,065
GTT Communications, Inc. (a)	9,958	467,528
Instructure, Inc. (a)	10,187	337,190
LivePerson, Inc. (a)	21,626	248,699

		2,112,066

IT Services—0.7%
Hackett Group, Inc.	14,519	228,093

Leisure Equipment & Products—0.6%
Nautilus, Inc. (a)	15,410	205,724

Life Sciences Tools & Services—1.8%
Enzo Biochem, Inc. (a)	25,351	206,611
NeoGenomics, Inc. (a)	40,183	356,021

		562,632

Machinery—6.7%
Energy Recovery, Inc. (a)	11,895	104,081
Global Brass & Copper Holdings, Inc.	6,076	201,116
Kadant, Inc.	4,347	436,439

	Shares	Value*

Kornit Digital Ltd. (a)	15,684	$253,297
Lydall, Inc. (a)	6,150	312,112
NN, Inc.	10,292	284,059
Spartan Motors, Inc.	15,801	248,866
Titan International, Inc.	23,097	297,489

		2,137,459

Oil, Gas & Consumable Fuels—1.9%
Evolution Petroleum Corp.	29,216	200,130
Ring Energy, Inc. (a)	20,171	280,377
Sanchez Energy Corp. (a)	23,650	125,581

		606,088

Pharmaceuticals—4.5%
Amphastar Pharmaceuticals, Inc. (a)	8,791	169,139
ANI Pharmaceuticals, Inc. (a)	4,524	291,572
Cymabay Therapeutics, Inc. (a)	8,590	79,028
Intersect ENT, Inc. (a)	9,510	308,124
Omeros Corp. (a)	6,786	131,852
Paratek Pharmaceuticals, Inc. (a)	4,919	88,050
Revance Therapeutics, Inc. (a)	4,368	156,156
Teligent, Inc. (a)	32,354	117,445
WaVe Life Sciences Ltd. (a)	2,686	94,278

		1,435,644

Professional Services—1.9%
CRA International, Inc.	4,193	188,475
GP Strategies Corp. (a)	7,022	162,910
Kforce, Inc.	9,479	239,345

		590,730

Road & Rail—0.9%
Daseke, Inc. (a)	20,885	298,447

Semiconductors & Semiconductor Equipment—5.8%
Axcelis Technologies, Inc. (a)	9,475	271,933
AXT, Inc. (a)	33,403	290,606
CEVA, Inc. (a)	7,280	335,972
FormFactor, Inc. (a)	19,605	306,818
Ichor Holdings Ltd. (a)	12,209	300,341
Impinj, Inc. (a)	6,505	146,558
PDF Solutions, Inc. (a)	13,584	213,269

		1,865,497

Software—4.3%
Asure Software, Inc. (a)	13,855	195,633
Datawatch Corp. (a)	17,997	170,971
Everbridge, Inc. (a)	10,032	298,151
Model N, Inc. (a)	17,172	270,459
PROS Holdings, Inc. (a)	7,020	185,679
Upland Software, Inc. (a)	11,291	244,563

		1,365,456

Technology Hardware, Storage & Peripherals—1.3%
USA Technologies, Inc. (a)	41,656	406,146

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Thrifts & Mortgage Finance—1.9%
First Defiance Financial Corp.	5,213	$270,920
Meridian Bancorp, Inc.	17,001	350,220

		621,140

Wireless Telecommunication Services—1.6%
Boingo Wireless, Inc. (a)	23,361	525,622

Total Common Stock (cost-$22,000,851)		31,130,412

	Principal Amount (000s)

Repurchase Agreements—3.2%
State Street Bank and Trust Co.,dated 12/29/17, 0.20%, due 1/2/18, proceeds $1,012,022; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $1,033,950 including accrued interest (cost-$1,012,000)	$1,012	1,012,000

Total Investments (cost-$23,012,851)—100.3%		32,142,412

Liabilities in excess of other assets—(0.3)%		(97,867)

Net Assets—100.0%		$32,044,545

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—93.7%

Argentina—0.7%
Banco Macro S.A. ADR	5,310	$615,323

Brazil—5.1%
Banco Santander Brasil S.A. UNIT	63,000	604,872
Camil Alimentos S.A.	263,400	621,754
Hypermarcas S.A.	59,300	643,574
IRB Brasil Resseguros S/A	59,100	605,770
Kroton Educacional S.A.	110,300	612,038
Qualicorp S.A.	68,850	643,346
Smiles Fidelidade S.A.	27,400	626,951
Wiz Solucoes e Corretagem de Seguros S.A.	144,600	510,902

		4,869,207

China—29.5%
Agricultural Bank of China Ltd., Class H	1,308,000	607,879
Anhui Jinhe Industrial Co., Ltd., Class A	178,364	709,950
Baidu, Inc. ADR (e)	2,670	625,341
Bank of China Ltd., Class H	1,227,000	600,906
Bank of Communications Co., Ltd., Class H	819,000	606,185
Baoshan Iron & Steel Co., Ltd.	458,939	608,740
Beijing Capital International Airport Co., Ltd., Class H	408,000	615,171
China Construction Bank Corp., Class H	708,000	651,751
China Medical System Holdings Ltd.	282,000	656,437
China Merchants Bank Co., Ltd., Class H	160,100	633,846
China Shenhua Energy Co., Ltd., Class H	244,500	631,652
China State Construction Engineering Corp., Ltd., Class A	419,400	580,926
Chongqing Rural Commercial Bank Co., Ltd., Class H	910,000	640,921
CNOOC Ltd.	440,000	631,671
Consun Pharmaceutical Group Ltd.	716,000	648,839
Dali Foods Group Co., Ltd. (a)	748,000	679,045
Gree Electric Appliances, Inc. of Zhuhai, Class A	100,200	672,264
Guangdong Provincial Expressway Development Co., Ltd., Class B	708,720	615,439
Guangzhou Automobile Group Co., Ltd., Class H	274,000	647,196
Hua Hong Semiconductor Ltd. (a)	330,000	697,852
Huayu Automotive Systems Co., Ltd., Class A	152,855	696,673
Industrial & Commercial Bank of China Ltd., Class H	758,000	607,639

	Shares	Value*

JNBY Design Ltd.	474,000	$597,592
Kingboard Chemical Holdings Ltd.	116,000	625,719
Kingboard Laminates Holdings Ltd.	394,000	612,911
Lee & Man Paper Manufacturing Ltd.	533,000	627,583
Midea Group Co., Ltd., Class A	80,914	688,738
Nexteer Automotive Group Ltd. (e)	290,000	689,163
Nine Dragons Paper Holdings Ltd.	381,000	608,785
People’s Insurance Co. Group of China Ltd., Class H	1,250,000	613,842
PICC Property & Casualty Co., Ltd., Class H	325,000	622,626
Qingdao Haier Co., Ltd., Class A	234,500	678,414
Qingdao Port International Co., Ltd., Class H (a)	946,000	633,262
Shengyi Technology Co., Ltd., Class A	261,400	694,216
Shenzhen Expressway Co., Ltd., Class H	642,000	650,659
Sinopec Shanghai Petrochemical Co., Ltd., Class H	794,000	451,371
Sinopharm Group Co., Ltd., Class H	154,800	666,846
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	425,800	627,061
Tencent Holdings Ltd.	11,900	615,919
Travelsky Technology Ltd., Class H	231,000	690,520
Wanhua Chemical Group Co., Ltd., Class A (c)(d)	101,200	589,608
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (a)	198,200	694,049
Zhejiang Expressway Co., Ltd., Class H	570,000	626,698
Zhuzhou Kibing Group Co., Ltd., Class A	723,900	693,362

		28,065,267

Czech Republic—0.7%
Philip Morris CR AS (e)	884	687,310

Hong Kong—4.1%
Johnson Electric Holdings Ltd.	159,500	666,982
Minth Group Ltd.	108,000	649,457
Nameson Holdings Ltd.	1,524,000	614,508
VTech Holdings Ltd.	46,200	604,251
Xin Point Holdings Ltd.	1,026,000	656,611
Xinyi Glass Holdings Ltd. (e)	550,000	714,923

		3,906,732

India—8.7%
Bharat Petroleum Corp., Ltd.	80,246	650,175
Cyient Ltd.	74,764	691,679
DCM Shriram Ltd.	71,195	623,524
Dewan Housing Finance Corp. Ltd. (e)	66,461	605,393

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

HCL Technologies Ltd.	45,173	$634,096
Hexaware Technologies Ltd.	119,790	635,501
Hindustan Petroleum Corp., Ltd.	95,009	623,629
Indiabulls Housing Finance Ltd.	33,270	621,850
Larsen & Toubro Infotech Ltd. (a)	40,992	710,506
Mphasis Ltd.	56,082	633,185
NTPC Ltd.	226,748	626,485
Power Grid Corp. of India Ltd.	195,464	612,237
PTC India Ltd.	342,064	634,171

		8,302,431

Indonesia—2.2%
Bank Negara Indonesia Persero Tbk PT	956,400	697,871
Bank Rakyat Indonesia Persero Tbk PT	2,628,500	705,195
Bank Tabungan Negara Persero Tbk PT	2,616,500	688,477

		2,091,543

Korea (Republic of)—11.9%
DB Insurance Co., Ltd.	9,640	641,136
F&F Co., Ltd.	15,570	610,182
Hyundai Marine & Fire Insurance Co., Ltd.	15,155	664,660
KB Financial Group, Inc.	11,650	689,483
KC Co., Ltd.	11,385	262,199
KC Tech Co., Ltd. (e)	16,655	331,373
Korea Asset In Trust Co., Ltd.	88,187	608,754
KT&G Corp.	5,942	641,073
Kwangju Bank Co., Ltd.	55,240	619,141
LEENO Industrial, Inc. (e)	12,000	644,528
Lotte Chemical Corp.	1,905	654,121
Meritz Fire & Marine Insurance Co., Ltd.	27,600	604,898
PSK, Inc.	26,050	624,538
Samsung Electronics Co., Ltd.	279	662,879
Shinhan Financial Group Co., Ltd.	13,580	626,815
Silicon Works Co., Ltd.	12,570	618,660
SK Hynix, Inc.	9,080	644,919
TES Co., Ltd.	16,950	602,016
WONIK IPS Co., Ltd. (e)	19,780	614,243

		11,365,618

Malaysia—2.1%
Serba Dinamik Holdings Bhd.	872,900	697,517
SKP Resources Bhd.	1,194,800	673,127
Yinson Holdings Bhd.	646,500	646,979

		2,017,623

Mexico—2.6%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	118,300	613,145
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	59,600	612,292

	Shares	Value*

Grupo Financiero Banorte S.A.B de C.V., Class O	114,900	$630,701
Grupo Financiero Interacciones S.A. De C.V., Class O	136,600	606,563

		2,462,701

Philippines—0.7%
DMCI Holdings, Inc.	2,141,400	617,712

Poland—0.6%
PLAY Communications S.A. (a)(e)	62,843	609,951

Russian Federation—2.7%
Gazprom Neft PJSC ADR	30,492	636,673
Globaltrans Investment PLC GDR	63,727	598,396
Sberbank of Russia PJSC ADR	40,481	689,391
TCS Group Holding PLC GDR	35,036	660,429

		2,584,889

Singapore—0.6%
Venture Corp., Ltd.	39,600	604,576

South Africa—5.5%
Astral Foods Ltd.	31,973	692,307
Distell Group Ltd.	41,286	473,342
FirstRand Ltd.	129,920	703,334
Investec Property Fund Ltd. REIT	518,259	691,152
Mondi Ltd.	26,031	671,725
Naspers Ltd., Class N	2,317	641,932
Rand Merchant Investment Holdings Ltd.	181,910	673,494
Santam Ltd.	30,979	668,631

		5,215,917

Taiwan—11.9%
Accton Technology Corp.	186,000	659,239
Catcher Technology Co., Ltd.	59,000	646,504
E Ink Holdings, Inc.	377,000	604,458
Getac Technology Corp.	415,000	615,688
Greatek Electronics, Inc.	357,000	622,959
Hon Hai Precision Industry Co., Ltd. GDR	87,174	551,811
ITEQ Corp.	303,000	663,329
King’s Town Bank Co., Ltd.	543,000	678,873
KMC Kuei Meng International, Inc.	149,000	649,508
Kung Long Batteries Industrial Co., Ltd.	123,000	592,166
On-Bright Electronics, Inc.	80,000	606,172
Powertech Technology, Inc.	216,000	636,131
Realtek Semiconductor Corp.	172,000	626,972
Sinbon Electronics Co., Ltd.	228,000	659,864
Taiwan Semiconductor Manufacturing Co., Ltd.	82,000	627,880
Taiwan Union Technology Corp.	243,000	684,289

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Tripod Technology Corp.	186,000	$579,641
WT Microelectronics Co., Ltd.	403,543	612,939

		11,318,423

Thailand—2.0%
PTT PCL NVDR	51,000	687,288
Tisco Financial Group PCL	233,600	634,354
TPI Polene Power PCL NVDR	2,232,500	558,684

		1,880,326

Turkey—1.4%
Tofas Turk Otomobil Fabrikasi AS	73,552	640,104
Trakya Cam Sanayii AS	589,736	718,792

		1,358,896

United Arab Emirates—0.6%
Dubai Islamic Bank PJSC	362,597	610,143

Vietnam—0.1%
FPT Corp.	17,388	43,708

Total Common Stock (cost—$81,844,577)		89,228,296

PREFERRED STOCK—3.4%

Brazil—1.3%
Banco do Estado do Rio Grande do Sul S.A., Class B	137,000	615,387
Petroleo Brasileiro S.A. (e)	125,100	607,068

		1,222,455

Korea (Republic of)—2.1%
LG Household & Health Care Ltd.	1,059	690,469
Samsung Electronics Co., Ltd.	346	673,805
SK Innovation Co., Ltd.	5,042	667,641

		2,031,915

Total Preferred Stock (cost—$2,913,651)		3,254,370

EXCHANGE-TRADED FUNDS—0.0%
iShares MSCI Emerging Markets Index (cost—$36,134)	800	37,696

	Principal Amounts (000s)	Value*

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $4,623,103; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $4,716,584 including accrued interest (cost-$4,623,000)	$4,623	$4,623,000

Total Investments (cost—$89,417,362) (b)—102.0%		97,143,362

Liabilities in excess of other assets (f)—(2.0)%		(1,907,432)

Net Assets—100.0%		$95,235,930

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,024,665, representing 4.2% of net assets.
(b)	Securities with an aggregate value of $57,027,965, representing 59.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $589,608, representing 0.6% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2017 (unaudited) (continued)

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2017:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
Purchased:
40,923 Hong Kong Dollar settling 1/4/18	Northern Trust Company	$5,237	$5,238	$1	—
59,019 Polish Zloty settling 1/4/18	Northern Trust Company	16,923	16,955	32	—
20,239 Singapore Dollar settling 1/3/18	Northern Trust Company	15,138	15,132	—	$(6)
285,445 South African Rand settling 1/2/18	Northern Trust Company	23,222	23,071	—	(151)
983,065 South African Rand settling 1/3/18	Northern Trust Company	79,452	79,456	4	—
109,651 South African Rand settling 1/4/18	Northern Trust Company	8,842	8,861	19	—
397,700 South African Rand settling 1/4/18	Northern Trust Company	32,345	32,139	—	(206)
Sold:
370,786 South African Rand settling 1/3/18	Northern Trust Company	30,078	29,969	109	—

				$165	$(363)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	15.5%
Semiconductors & Semiconductor Equipment	8.6%
Electronic Equipment, Instruments & Components	7.3%
Insurance	5.9%
Oil, Gas & Consumable Fuels	5.4%
Transportation Infrastructure	4.6%
Chemicals	3.8%
Auto Components	3.6%
IT Services	3.5%
Technology Hardware, Storage & Peripherals	2.7%
Household Durables	2.1%
Pharmaceuticals	2.1%
Food Products	2.1%
Paper & Forest Products	2.0%
Textiles, Apparel & Luxury Goods	1.9%
Building Products	1.5%
Energy Equipment & Services	1.4%
Personal Products	1.4%
Tobacco	1.4%
Healthcare Providers & Services	1.4%
Equity Real Estate Investment Trusts (REITs)	1.4%
Automobiles	1.4%
Communications Equipment	1.3%
Independent Power Producers & Energy Traders	1.3%
Electrical Equipment	1.3%
Internet Software & Services	1.3%
Thrifts & Mortgage Finance	1.3%
Diversified Financial Services	0.7%
Software	0.7%
Machinery	0.7%
Leisure Equipment & Products	0.7%
Media	0.7%
Advertising	0.7%
Industrial Conglomerates	0.7%
Electric Utilities	0.6%
Diversified Consumer Services	0.6%
Wireless Telecommunication Services	0.6%
Metals & Mining	0.6%
Road & Rail	0.6%
Construction & Engineering	0.6%
Independent Power and Renewable Electricity Producers	0.6%
Beverages	0.5%
Exchange-Traded Funds	0.0%
Repurchase Agreements	4.9%
Liabilities in excess of other assets	(2.0)%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Australia—4.0%
Abacus Property Group REIT	10,596	$33,980
Beach Energy Ltd.	61,100	59,008
CSR Ltd.	10,380	38,376
Sandfire Resources NL	9,100	48,784

		180,148

Austria—1.0%
Mayr Melnhof Karton AG	324	47,622

Belgium—1.7%
Befimmo S.A. REIT	697	44,784
D’ieteren S.A.	760	34,200

		78,984

Canada—9.1%
BRP, Inc.	1,270	46,991
Canfor Pulp Products, Inc.	4,175	44,341
Cogeco, Inc.	663	47,739
Enbridge Income Fund Holdings, Inc.	1,866	44,252
Laurentian Bank of Canada	875	39,351
Linamar Corp.	689	40,129
Magellan Aerospace Corp.	2,565	42,872
Martinrea International, Inc.	4,105	52,382
Transcontinental, Inc., Class A	2,658	52,526

		410,583

China—4.4%
China Water Affairs Group Ltd.	42,000	38,006
Fufeng Group Ltd. (c)	66,000	43,083
Gemdale Properties & Investment Corp. Ltd.	296,000	30,688
Lee & Man Paper Manufacturing Ltd.	30,000	35,324
Sinopec Kantons Holdings Ltd.	80,000	51,563

		198,664

Denmark—0.9%
Sydbank A/S	1,000	40,251

Finland—2.8%
Ahlstrom-Munksjo Oyj (c)	2,248	49,009
Cramo Oyj	1,400	33,193
Valmet Oyj	2,200	43,411

		125,613

France—1.4%
Euronext NV (a)	1,043	64,696

Greece—1.9%
FF Group (c)	1,540	35,108
Motor Oil Hellas Corinth Refineries S.A.	2,365	53,291

		88,399

Hong Kong—5.7%
CITIC Telecom International Holdings Ltd.	123,000	32,548

	Shares	Value*

First Pacific Co., Ltd.	68,100	$46,292
Giordano International Ltd.	84,000	44,649
Johnson Electric Holdings Ltd.	13,000	54,362
Man Wah Holdings Ltd.	33,600	31,859
Xinyi Glass Holdings Ltd. (c)	36,000	46,795

		256,505

Indonesia—0.7%
Adaro Energy Tbk PT	221,600	30,296

Israel—0.6%
Shikun & Binui Ltd.	11,500	25,602

Italy—0.9%
A2A SpA	21,021	38,895

Japan—16.5%
Dowa Holdings Co., Ltd.	800	32,490
Fujitec Co., Ltd.	3,000	43,269
Fukushima Industries Corp. (c)	1,200	52,885
Goldcrest Co., Ltd.	1,500	30,248
Haseko Corp.	2,700	41,845
JCU Corp.	800	38,869
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,270	39,915
Medipal Holdings Corp.	1,900	37,095
Mitsubishi Shokuhin Co., Ltd.	1,500	43,942
Modec, Inc. (c)	1,500	38,653
Morita Holdings Corp.	2,440	45,862
Nippo Corp. (c)	2,000	46,724
Nitta Corp.	1,275	49,037
Paramount Bed Holdings Co., Ltd.	700	34,591
Raito Kogyo Co., Ltd. (c)	3,400	38,829
T-Gaia Corp.	1,800	41,769
Ulvac, Inc.	700	43,902
Unipres Corp.	1,700	45,605

		745,530

Korea (Republic of)—1.7%
Huchems Fine Chemical Corp.	1,763	40,430
SFA Engineering Corp.	1,000	36,196

		76,626

Mexico—1.6%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	800	33,184
Ternium S.A. ADR	1,200	37,908

		71,092

Netherlands—2.1%
Aalberts Industries NV	894	45,420
Philips Lighting NV (a)	1,300	47,680

		93,100

Norway—5.4%
Atea ASA (c)	3,200	45,015
B2Holding ASA	21,100	53,710
Borregaard ASA	3,750	37,223
Europris ASA (a)(c)	9,200	37,425

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*

Grieg Seafood ASA	4,564	$40,082
Veidekke ASA	2,600	29,371

		242,826

Philippines—0.8%
DMCI Holdings, Inc.	124,500	35,913

Portugal—0.8%
Semapa-Sociedade de Investimento e Gestao	1,800	38,432

Singapore—3.2%
BOC Aviation Ltd. (a)	6,300	33,547
HRnetgroup Ltd. (c)	61,100	34,948
Lippo Malls Indonesia Retail Trust REIT	109,700	32,809
Mapletree Industrial Trust REIT	29,100	44,168

		145,472

South Africa—0.8%
Reunert Ltd.	6,600	38,461

Spain—4.0%
Cia de Distribucion Integral Logista Holdings S.A.	1,857	42,723
CIE Automotive S.A.	1,668	48,342
Grupo Catalana Occidente S.A.	1,207	53,497
Lar Espana Real Estate Socimi S.A. REIT	3,562	37,924

		182,486

Sweden—1.6%
Intrum Justitia AB	852	31,501
Loomis AB, Class B	1,024	43,017

		74,518

Switzerland—2.5%
Cembra Money Bank AG (c)	511	47,606
Georg Fischer AG	49	64,688

		112,294

United Kingdom—21.8%
Begbies Traynor Group PLC	54,100	47,935
BGEO Group PLC	941	45,043
Brewin Dolphin Holdings PLC	8,700	45,631
Card Factory PLC	9,100	36,257
Computacenter PLC	2,525	39,307
Consort Medical PLC	3,310	52,198
Equiniti Group PLC (a)	9,800	37,749
Firstgroup PLC (c)	20,500	30,492
Hastings Group Holdings PLC (a)	9,100	39,316
Hays PLC	18,200	44,825
Headlam Group PLC (c)	4,600	36,333
Hill & Smith Holdings PLC	2,108	38,110
Howden Joinery Group PLC	7,400	46,582
Morgan Advanced Materials PLC	8,200	37,343
OneSavings Bank PLC	8,800	49,022
PayPoint PLC	3,234	39,865

	Shares	Value*

Polypipe Group PLC	9,161	$48,634
RPC Group PLC	3,850	45,731
Sirius Real Estate Ltd.	49,400	43,962
Synthomer PLC	8,154	53,894
Tyman PLC	9,100	44,494
UBM PLC	3,800	38,258
Virgin Money Holdings UK PLC	12,200	46,732

		987,713

United States—1.0%
Travelport Worldwide Ltd.	3,500	45,745

Total Investments (cost-$3,672,020) (b)—98.9%		4,476,466

Other assets less liabilities—1.1%		51,759

Net Assets—100.0%		$4,528,225

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $260,413, representing 5.8% of net assets.
(b)	Securities with an aggregate value of $2,440,077, representing 53.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	9.3%
Oil, Gas & Consumable Fuels	5.3%
Auto Components	5.2%
Chemicals	4.7%
Equity Real Estate Investment Trusts (REITs)	4.3%
Banks	3.8%
IT Services	3.7%
Paper & Forest Products	3.7%
Commercial Services & Supplies	3.7%
Specialty Retail	3.5%
Metals & Mining	3.5%
Construction & Engineering	3.1%
Professional Services	2.8%
Trading Companies & Distributors	2.5%
Capital Markets	2.4%
Real Estate Management & Development	2.3%
Electrical Equipment	2.3%
Consumer Finance	2.2%
Containers & Packaging	2.1%
Building Products	2.1%
Insurance	2.1%
Healthcare Equipment & Supplies	1.9%
Media	1.9%
Industrial Conglomerates	1.6%
Household Durables	1.6%
Distributors	1.6%
Thrifts & Mortgage Finance	1.1%
Leisure Equipment & Products	1.0%
Diversified Financial Services	1.0%
Food & Staples Retailing	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Aerospace & Defense	0.9%
Air Freight & Logistics	0.9%
Food Products	0.9%
Multi-Utilities	0.9%
Energy Equipment & Services	0.9%
Construction Materials	0.8%
Water Utilities	0.8%
Multi-Line Retail	0.8%
Healthcare Providers & Services	0.8%
Electronic Equipment, Instruments & Components	0.8%
Transportation Infrastructure	0.7%
Diversified Telecommunication Services	0.7%
Road & Rail	0.7%
Other assets less liabilities	1.1%

100.0%

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2017 (unaudited)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—76.8%

U.S. Treasury Notes, 0.75%, 9/30/18	$1,900	$1,886,606
0.75%, 10/31/18	2,000	1,983,639
0.875%, 10/15/18	1,900	1,887,795
1.00%, 9/15/18	1,900	1,890,908
1.00%, 11/30/18	2,000	1,985,907
1.25%, 11/15/18	2,000	1,990,984

Total U.S. Treasury Obligations (cost—$11,628,841)		11,625,839

	Shares

EXCHANGE-TRADED FUNDS—9.0%

iShares JPMorgan USD Emerging Markets Bond	5,900	684,990
Vanguard Emerging Markets Government Bond	8,500	682,295

Total Exchange-Traded Funds (cost—$1,368,029)		1,367,285

	Principal Amount (000s)	Value*

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $421,009; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $429,629 including accrued interest (cost-$421,000)	$421	$421,000

Total Investments (cost-$13,417,870)—88.6%		13,414,124

Other assets less liabilities (a)—11.4%		1,733,962

Net Assets—100.0%		$15,148,086

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2017 (unaudited) (continued)

Notes to Consolidated Schedule of Investments:

(a)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	11	3/29/18	$1,100		$1,278	$67
10-Year U.S. Treasury Note	21	3/20/18	2,100		2,605	2,259
Bovespa Index	20	2/14/18	—(c)		463	17,729
British Pound	23	3/19/18	1,438		1,949	14,945
Canadian Dollar	14	3/20/18	1,400		1,118	18,683
Copper†	12	3/27/18	300		990	30,844
E-mini S&P 500 Index	18	3/16/18	1		2,408	(14,440)
Euro Currency	16	3/19/18	2,000		2,415	34,726
Euro-BTP	19	3/8/18	1,900		3,104	(35,695)
Euro-Bund	4	3/8/18	400		776	(3,988)
FTSE 100 Index	9	3/16/18	—(c)		928	17,179
FTSE/JSE Top 40 Index	11	3/15/18	—(c)		473	9,787
FTSE/MIB Index	5	3/16/18	—(c)		653	(15,094)
Gold 100 Oz.†	4	2/26/18	—(c)		524	17,870
Hang Seng Index	2	1/30/18	—(c)		383	4,496
Lean Hogs†	10	2/14/18	400		287	17,091
Mini DAX European Index	13	3/16/18	—(c)		1,007	(27,266)
MSCI Taiwan Index	10	1/30/18	1		393	5,765
S&P CNX Nifty Index	21	1/25/18	—(c)		443	474
TOPIX Index	11	3/8/18	110		1,774	3,861
United Kingdom Government 10-Year Gilt	10	3/27/18	1,000		1,690	1,198
WTI Crude Oil†	9	2/20/18	9		544	24,100

						$124,591

Short position contracts:
Australian Dollar	(1)	3/19/18	$(100)		$(78)	$(1,553)
CBOE Volatility Index	(23)	3/21/18	(23)		(304)	1,879
Cocoa†	(26)	3/14/18	(—)	(c)	(492)	(3,253)
Corn†	(39)	3/14/18	(195)		(684)	(5,511)
Japanese Yen	(17)	3/19/18	(21)		(1,894)	1,005
Live Cattle†	(7)	2/28/18	(280)		(341)	1,265
Natural Gas†	(11)	1/29/18	(110)		(325)	(27,657)
New Zealand Dollar	(6)	3/19/18	(600)		(425)	(6,666)

						$(40,491)

						$84,100

†	All or a portion of this security is owned by AllianzGI PerformanceFee Managed Futures Strategy Offshore Fund, Ltd., which is a wholly-owned subsidiary of the Fund.

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2017 (unaudited) (continued)

Credit default swap agreements outstanding at December 31, 2017:

OTC sell protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Recieved Rate	Value(4)	Upfront Premiums Paid	Unrealized Appreciation
Goldman Sachs:
CDX.NA.HY.29 Index	$2,100	0.00%	12/20/22	5.00%	$176,844	$172,809	$4,035

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2017 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b)	At December 31, 2017, the Fund pledged $1,134,443 and $150,000 in cash as collateral for futures contracts and swap agreements, respectively.
(c)	Notional amount rounds to less than $500.

Glossary:

CBOE—Chicago Board Options Exchange

CDX—Credit Derivatives Index

CNX—National Stock Exchange of India

FTSE—Financial Times Stock Exchange

JSE—Johannesburg Stock Exchange Limited

MSCI—Morgan Stanley Capital International

OTC—Over-the-Counter

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2017 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—99.5%

iShares Core S&P 500 (a) (cost-$24,975,889)	91,999	$24,733,931

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $141,003; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $145,279 including accrued interest (cost-$141,000)	$141	141,000

Total Options Purchased—0.00% (cost—$8,329) (b)(c)(d)		9,652

Total Investments, before options written (cost—$25,125,218)—100.1%		$24,884,583

Total Options Written—(0.1)% (premiums received-$16,787) (b)(c)(d)		(19,736)

Total Investments, net of options written (cost—$25,108,431)—100.0%		24,864,847

Other assets less other liabilities—0.0%		4,289

Net Assets—100.0%		$24,869,136

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2017:

Options purchased contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Put options:
Russell 2000 Index	1,450.00 USD	2/20/18	1	$100	$949	$763	$186
Russell 2000 Index	1,510.00 USD	2/20/18	1	100	2,044	1,703	341
Russell 2000 Index	1,450.00 USD	2/21/18	1	100	975	803	172
Russell 2000 Index	1,510.00 USD	2/21/18	1	100	2,080	1,803	277
Russell 2000 Index	1,450.00 USD	2/23/18	1	100	1,028	928	100
Russell 2000 Index	1,510.00 USD	2/23/18	1	100	2,152	1,903	249
S&P 500 Index	1,950.00 USD	1/19/18	6	600	60	66	(6)
S&P 500 Index	1,950.00 USD	1/22/18	4	400	60	64	(4)
S&P 500 Index	1,950.00 USD	1/26/18	8	800	180	148	32
S&P 500 Index	1,850.00 USD	1/29/18	4	400	60	84	(24)
S&P 500 Index	1,900.00 USD	1/29/18	4	400	64	64	—

Total options purchased contracts					$9,652	$8,329	$1,323

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2017 (unaudited) (continued)

Options written contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Russell 2000 Index	1,610.00 USD	2/2/18	(1)	$(100)	$(182)	$(437)	$255

Put options:
Russell 2000 Index	1,480.00 USD	2/20/18	(2)	$(200)	$(2,767)	$(2,194)	$(573)
Russell 2000 Index	1,480.00 USD	2/21/18	(2)	(200)	(2,830)	(2,394)	(436)
Russell 2000 Index	1,480.00 USD	2/23/18	(2)	(200)	(2,957)	(2,594)	(363)
S&P 500 Index	2,610.00 USD	1/19/18	(4)	(400)	(2,720)	(2,498)	(222)
S&P 500 Index	2,605.00 USD	1/22/18	(2)	(200)	(1,520)	(1,254)	(266)
S&P 500 Index	2,595.00 USD	1/26/18	(2)	(200)	(1,650)	(1,374)	(276)
S&P 500 Index	2,600.00 USD	1/26/18	(2)	(200)	(1,730)	(1,284)	(446)
S&P 500 Index	2,590.00 USD	1/29/18	(4)	(400)	(3,380)	(2,758)	(622)

	Total put options				$(19,554)	$(16,350)	$(3,204)

	Total options written contracts				$(19,736)	$(16,787)	$(2,949)

(e)	At December 31, 2017, the Fund pledged $7,235 in cash as collateral for options written contracts.

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

December 31, 2017 (unaudited)

Shares		Value*

EXCHANGE-TRADED FUNDS—99.9%

iShares Core U.S. Aggregate Bond (a) (cost-$24,977,192)	228,436	$24,974,908

Total Options Purchased—0.0% (cost—$213) (b)(c)(d)		212

Total Investments, before options written (cost—$24,977,405)—99.9%		24,975,120

Total Options Written—(0.0)% (premiums received—$4,584) (b)(c)(d)		(5,500)

Total Investments, net of options written (cost—$24,972,821)—99.9%		24,969,620

Other assets less other liabilities—0.1%		33,381

Net Assets—100.0%		$25,003,001

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2017:

Options purchased contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Put options:
S&P 500 Index	1,950.00 USD	1/19/18	3	$300	$30	$33	$(3)
S&P 500 Index	1,950.00 USD	1/22/18	2	200	30	32	(2)
S&P 500 Index	1,950.00 USD	1/26/18	4	400	90	74	16
S&P 500 Index	1,850.00 USD	1/29/18	2	200	30	42	(12)
S&P 500 Index	1,900.00 USD	1/29/18	2	200	32	32	—

	Total options purchased contracts				$212	$213	$(1)

Options	written contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Depreciation
Put options:
S&P 500 Index	2,610.00 USD	1/19/18	(2)	$(200)	$(1,360)	$(1,249)	$(111)
S&P 500 Index	2,605.00 USD	1/22/18	(1)	(100)	(760)	(627)	(133)
S&P 500 Index	2,595.00 USD	1/26/18	(1)	(100)	(825)	(687)	(138)
S&P 500 Index	2,600.00 USD	1/26/18	(1)	(100)	(865)	(642)	(223)
S&P 500 Index	2,590.00 USD	1/29/18	(2)	(200)	(1,690)	(1,379)	(311)

	Total options written contracts				$(5,500)	$(4,584)	$(916)

(e)	At December 31, 2017, the Fund pledged $3,740 in cash as collateral for options written contracts.

Schedule of Investments

AllianzGI Real Estate Debt Fund

December 31, 2017 (unaudited)

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—194.6%

Repurchase Agreements—100.0%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $10,010,222; collateralized by U.S. Treasury Inflation Index Notes, 0.625%, due 1/15/26, valued at $10,212,726 including accrued interest (cost—$10,010,000)	$10,010	$10,010,000

U.S. Treasury Obligations—94.6%
U.S. Treasury Bills (a),
1.411%, 3/29/18 (cost—$9,468,523)	9,500	9,469,050

Total Short—Term Investments (cost—$19,478,523)		19,479,050

Total Investments (cost—$19,478,523)—194.6%		19,479,050

Liabilities in excess of other assets—(94.6)%		(9,469,657)

Net Assets—100.0%		$10,009,393

Notes to Schedule of Investments:

(a)	Rates reflect the effective yields at purchase date.

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2017 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—82.8%

Auto Components—2.6%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	$34,855	$35,791,728

Auto Manufacturers—0.8%
Ford Motor Credit Co. LLC,
2.597%, 11/4/19	2,096	2,098,066
2.681%, 1/9/20	3,000	3,008,546
General Motors Financial Co., Inc., 3 mo. USD-LIBOR-BBA + .930%,
2.289%, 4/13/20 (e)	4,000	4,041,350
3.25%, 5/15/18	1,060	1,064,078
6.75%, 6/1/18	325	331,094

		10,543,134

Biotechnology—0.5%
Amgen, Inc.,
4.10%, 6/15/21	6,260	6,543,096

Coal—3.0%
Cloud Peak Energy Resources LLC,
12.00%, 11/1/21	37,961	41,092,782

Commercial Services—4.6%
APX Group, Inc.,
6.375%, 12/1/19	17,770	18,058,762
7.875%, 12/1/22	42,145	45,253,194

		63,311,956

Containers & Packaging—2.7%
Ball Corp.,
4.375%, 12/15/20	6,950	7,219,312
Berry Global, Inc.,
6.00%, 10/15/22	14,510	15,253,637
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	2,550	2,648,813
Reynolds Group Issuer, Inc.,
5.75%, 10/15/20	969	984,856
6.875%, 2/15/21	11,666	11,841,435

		37,948,053

Diversified Financial Services—3.4%
Ally Financial, Inc.,
3.25%, 11/5/18	2,075	2,082,781
3.75%, 11/18/19	3,000	3,045,300
4.125%, 3/30/20	4,000	4,090,000
8.00%, 12/31/18	17,679	18,562,950
Fly Leasing Ltd.,
6.375%, 10/15/21	10,525	10,998,625
International Lease Finance Corp.,
6.25%, 5/15/19	6,295	6,598,171
7.125%, 9/1/18 (a)(c)	2,000	2,064,064

		47,441,891

	Principal Amount (000s)	Value*
Electric Utilities—1.2%
Calpine Corp. (a)(c),
6.00%, 1/15/22	$16,372	$16,924,555

Entertainment—0.9%
Scientific Games International, Inc. (a)(c),
7.00%, 1/1/22	11,785	12,447,906

Environmental Services—2.1%
Clean Harbors, Inc.,
5.125%, 6/1/21	21,263	21,528,788
5.25%, 8/1/20	6,898	7,018,715

		28,547,503

Healthcare-Products—2.4%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	8,118,828
4.50%, 1/15/23	5,000	5,262,500
Hologic, Inc. (a)(c),
5.25%, 7/15/22	19,156	19,898,295

		33,279,623

Healthcare-Services—3.4%
DaVita, Inc.,
5.75%, 8/15/22	41,403	42,619,213
Fresenius Medical Care U.S. Finance, Inc. (a)(c),
5.75%, 2/15/21	4,425	4,790,928

		47,410,141

Holding Companies-Diversified—1.1%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	14,848	15,293,440

Home Builders—7.9%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	22,088	22,584,980
CalAtlantic Group, Inc.,
6.625%, 5/1/20	3,000	3,233,100
Lennar Corp.,
4.50%, 6/15/19	2,900	2,976,125
4.75%, 4/1/21	14,733	15,377,569
MDC Holdings, Inc.,
5.625%, 2/1/20	1,500	1,590,000
PulteGroup, Inc.,
4.25%, 3/1/21	13,356	13,790,070
Taylor Morrison Communities, Inc. (a)(c),
5.25%, 4/15/21	17,806	18,184,377
TRI Pointe Group, Inc.,
4.375%, 6/15/19	13,010	13,335,250
4.875%, 7/1/21	18,349	19,082,960

		110,154,431

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*
Lodging—0.1%
MGM Resorts International,
5.25%, 3/31/20	$766	$794,725

Machinery-Diversified—2.1%
John Deere Capital Corp.,
3 mo. LIBOR + .480%, 2.003%, 9/8/22 (e)	15,000	15,067,928
2.15%, 9/8/22	14,950	14,639,244

		29,707,172

Media—5.3%
CSC Holdings LLC,
7.625%, 7/15/18	15,293	15,675,325
7.875%, 2/15/18	8,938	9,005,035
DISH DBS Corp.,
5.125%, 5/1/20	8,000	8,190,000
7.875%, 9/1/19	8,773	9,409,042
Sinclair Television Group, Inc.,
5.375%, 4/1/21	16,445	16,773,900
6.125%, 10/1/22	1,000	1,033,750
Univision Communications, Inc. (a)(c),
5.125%, 5/15/23	4,000	4,000,000
6.75%, 9/15/22	8,634	8,990,153

		73,077,205

Miscellaneous Manufacturing—4.4%
General Electric Co.,
4.625%, 1/7/21	4,343	4,608,816
4.65%, 10/17/21	10,000	10,770,836
LSB Industries, Inc. (d),
8.50%, 8/1/19	46,446	46,097,655

		61,477,307

Oil, Gas & Consumable Fuels—0.5%
Sunoco L.P.,
6.25%, 4/15/21	7,200	7,502,400

Pipelines—3.7%
Andeavor Logistics L.P.,
5.50%, 10/15/19	4,000	4,157,080
6.25%, 10/15/22	745	791,354
Kinder Morgan, Inc. (a)(c),
5.00%, 2/15/21	5,000	5,308,303
MPLX L.P.,
5.50%, 2/15/23	20,000	20,606,600
Sabine Pass Liquefaction LLC,
5.625%, 2/1/21	19,622	21,048,024

		51,911,361

Real Estate—5.1%
FelCor Lodging L.P.,
5.625%, 3/1/23	10,885	11,238,763
Iron Mountain, Inc.,
4.375%, 6/1/21 (a)(c)	2,250	2,289,105
6.00%, 8/15/23	4,100	4,305,000

	Principal Amount (000s)	Value*
Realogy Group LLC (a)(c),
5.25%, 12/1/21	$33,330	$34,621,537
SBA Communications Corp.,
4.875%, 7/15/22	18,167	18,712,010

		71,166,415

Retail—11.2%
Dollar Tree, Inc.,
5.25%, 3/1/20	11,875	12,087,859
5.75%, 3/1/23	20,500	21,512,188
GameStop Corp. (a)(c),
5.50%, 10/1/19	7,190	7,333,800
6.75%, 3/15/21	46,575	48,903,750
Michaels Stores, Inc. (a)(c),
5.875%, 12/15/20	18,580	18,858,700
Party City Holdings, Inc. (a)(c),
6.125%, 8/15/23	23,939	24,836,712
Penske Automotive Group, Inc.,
5.75%, 10/1/22	21,540	22,226,588

		155,759,597

Software—2.6%
ACI Worldwide, Inc. (a)(c),
6.375%, 8/15/20	12,700	12,938,125
First Data Corp. (a)(c),
7.00%, 12/1/23	22,539	23,891,340

		36,829,465

Telecommunications—10.8%
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	17,255	19,131,481
Sprint Communications, Inc. (a)(c),
7.00%, 3/1/20	4,750	5,094,375
9.00%, 11/15/18	52,811	55,654,873
T-Mobile USA, Inc.,
6.125%, 1/15/22	17,355	17,945,070
6.625%, 4/1/23	49,686	51,921,870

		149,747,669

Transportation—0.4%
Penske Truck Leasing Co. L.P. (a)(c),
2.70%, 3/14/23	6,075	5,975,691

Total Corporate Bonds & Notes (cost-$1,147,009,094)		1,150,679,246

SENIOR LOANS (a)(b)—11.4%

Commercial Services & Supplies—2.5%
Asurion LLC, 4.319%, 8/4/22, 2017, 1 mo. LIBOR + 2.750%, Term Loan B4	9,111	9,169,033
7.569%, 8/4/25, 2017, 1 mo. LIBOR + 6.000%, 2nd Lien Term Loan	25,000	25,739,575

		34,908,608

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Independent Power Producers & Energy Traders—0.9%
Calpine Corp., 3 mo. LIBOR + 2.750%, Term Loan B5,
4.20%, 1/15/24	$11,610	$11,624,455

IT Services—0.2%
First Data Corp., 1 mo. LIBOR + 2.250%, 2022 USD Term Loan,
3.802%, 7/8/22	3,006	3,011,566

Media—0.4%
Univision Communications, Inc., 1 mo. LIBOR + 2.750%, Term Loan C5,
4.319%, 3/15/24	4,952	4,942,833

Pipelines—1.3%
BCP Renaissance Parent LLC, 3 mo. LIBOR + 4.000%, 2017 Term Loan B,
5.38%, 10/30/24	12,000	12,162,504
Traverse Midstream Partners LLC, 3 mo. LIBOR + 4.000%, 2017 Term Loan,
5.85%, 9/27/24	6,000	6,087,750

		18,250,254

Specialty Retail—6.1%
Michaels Stores, Inc., 1 mo. LIBOR + 2.750%, 2016 Term Loan B1,
4.288%, 1/30/23	33,834	33,890,416
PetSmart, Inc., 1 mo. LIBOR + 3.000%, Term Loan B2,
4.57%, 3/11/22	63,349	51,055,287

		84,945,703

Total Senior Loans (cost-$166,630,028)		157,683,419

Repurchase Agreements—4.6%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $63,777,417; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $65,052,905 including accrued interest (cost-$63,776,000)	63,776	63,776,000

Total Investments (cost-$1,377,415,122)—98.8%		1,372,138,665

Other assets less liabilities—1.2%		16,845,071

Net Assets—100.0%		$1,388,983,736

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $544,598,569, representing 39.2% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2017.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $386,915,150, representing 27.9% of net assets.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2017.

Glossary:

BBA—British Bankers’ Association

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2017 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—89.6%
iShares Core S&P 500 (a) (cost—$520,672,311)	1,961,000	$527,214,850

	Principal Amount (000s)

Repurchase Agreements—4.8%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $28,208,627; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $28,775,114 including accrued interest (cost—$28,208,000)	$28,208	28,208,000

Total Options Purchased—0.1% (cost—$722,016) (b)(c)(d)		488,654

Total Investments, before options written (cost—$549,602,327)—94.5%		555,911,504

Total Options Written—(3.6)% (premiums received— $20,919,326) (b)(c)(d)		(21,213,555)

Total Investments, net of options written (cost—$528,683,001)—90.9%		534,697,949

Other assets less other liabilities—9.1%		53,421,768

Net Assets—100.0%		$588,119,717

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2017:

Options purchased contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	18.00 USD	1/3/18	1,500	$150,000	$11,250	$16,862	$(5,612)
CBOE SPX Volatility Index	22.00 USD	1/3/18	2,000	200,000	15,000	23,183	(8,183)
CBOE SPX Volatility Index	19.00 USD	1/10/18	2,000	200,000	25,000	30,853	(5,853)
S&P 500 Index	2,900.00 USD	1/5/18	120	12,000	900	1,028	(128)
S&P 500 Index	2,950.00 USD	1/5/18	240	24,000	1,800	1,498	302
S&P 500 Index	2,950.00 USD	1/12/18	145	14,500	1,681	1,681	—
S&P 500 Index	2,925.00 USD	1/19/18	235	23,500	2,642	2,642	—
S&P 500 Index	2,950.00 USD	1/26/18	118	11,800	1,168	1,168	—
S&P 500 Index	3,000.00 USD	1/26/18	196	19,600	1,470	2,272	(802)

	Total call options				$60,911	$81,187	$(20,276)

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2017 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Put options:
S&P 500 Index	2,510.00 USD	1/2/18	75	$7,500	$1,688	$5,093	$(3,405)
S&P 500 Index	2,625.00 USD	1/2/18	100	10,000	6,500	25,624	(19,124)
S&P 500 Index	2,450.00 USD	1/3/18	50	5,000	1,875	2,587	(712)
S&P 500 Index	2,600.00 USD	1/3/18	100	10,000	9,000	21,124	(12,124)
S&P 500 Index	1,750.00 USD	1/5/18	249	24,900	2,490	3,279	(789)
S&P 500 Index	1,800.00 USD	1/5/18	245	24,500	2,450	5,086	(2,636)
S&P 500 Index	1,850.00 USD	1/5/18	240	24,000	3,000	3,898	(898)
S&P 500 Index	1,900.00 USD	1/5/18	225	22,500	2,250	5,276	(3,026)
S&P 500 Index	2,100.00 USD	1/5/18	80	8,000	1,000	719	281
S&P 500 Index	2,175.00 USD	1/5/18	1,000	100,000	17,500	11,242	6,258
S&P 500 Index	2,575.00 USD	1/5/18	150	15,000	15,375	133,298	(117,923)
S&P 500 Index	2,625.00 USD	1/5/18	80	8,000	17,400	17,739	(339)
S&P 500 Index	2,000.00 USD	1/8/18	225	22,500	2,813	2,101	712
S&P 500 Index	2,600.00 USD	1/8/18	150	15,000	29,625	29,178	447
S&P 500 Index	2,100.00 USD	1/10/18	100	10,000	2,000	1,166	834
S&P 500 Index	2,600.00 USD	1/10/18	150	15,000	43,875	33,144	10,731
S&P 500 Index	1,750.00 USD	1/12/18	116	11,600	1,160	1,370	(210)
S&P 500 Index	1,850.00 USD	1/12/18	110	11,000	1,375	1,309	66
S&P 500 Index	1,900.00 USD	1/12/18	779	77,900	9,737	13,148	(3,411)
S&P 500 Index	2,000.00 USD	1/12/18	1,300	130,000	16,250	15,464	786
S&P 500 Index	2,525.00 USD	1/12/18	200	20,000	38,000	38,248	(248)
S&P 500 Index	2,600.00 USD	1/12/18	150	15,000	57,000	122,436	(65,436)
S&P 500 Index	1,900.00 USD	1/19/18	225	22,500	1,688	2,230	(542)
S&P 500 Index	1,975.00 USD	1/19/18	130	13,000	975	2,112	(1,137)
S&P 500 Index	2,000.00 USD	1/19/18	509	50,900	3,817	8,010	(4,193)
S&P 500 Index	2,025.00 USD	1/19/18	144	14,400	1,800	1,669	131
S&P 500 Index	2,625.00 USD	1/19/18	150	15,000	124,500	122,045	2,455
S&P 500 Index	1,850.00 USD	1/26/18	395	39,500	5,925	5,032	893
S&P 500 Index	1,900.00 USD	1/26/18	196	19,600	3,430	4,163	(733)
S&P 500 Index	2,000.00 USD	1/26/18	118	11,800	3,245	3,039	206

	Total put options				$427,743	$640,829	$(213,086)

	Total options purchased contracts				$488,654	$722,016	$(233,362)

Options written contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	2,540.00 USD	1/5/18	(120)	$(12,000)	$(1,634,400)	$(1,220,637)	$(413,763)
S&P 500 Index	2,550.00 USD	1/5/18	(119)	(11,900)	(1,501,780)	(1,302,902)	(198,878)
S&P 500 Index	2,560.00 USD	1/5/18	(240)	(24,000)	(2,791,200)	(2,364,902)	(426,298)
S&P 500 Index	2,565.00 USD	1/12/18	(265)	(26,500)	(2,994,500)	(2,816,187)	(178,313)
S&P 500 Index	2,570.00 USD	1/12/18	(145)	(14,500)	(1,567,450)	(1,343,629)	(223,821)
S&P 500 Index	2,575.00 USD	1/12/18	(110)	(11,000)	(1,135,200)	(1,123,196)	(12,004)
S&P 500 Index	2,580.00 USD	1/19/18	(379)	(37,900)	(3,856,325)	(4,385,249)	528,924
S&P 500 Index	2,585.00 USD	1/19/18	(144)	(14,400)	(1,397,520)	(1,512,923)	115,403
S&P 500 Index	2,590.00 USD	1/26/18	(243)	(24,300)	(2,296,350)	(2,526,497)	230,147
S&P 500 Index	2,615.00 USD	1/26/18	(196)	(19,600)	(1,408,260)	(1,418,336)	10,076

	Total call options				$(20,582,985)	$(20,014,458)	$(568,527)

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2017 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Put options:
S&P 500 Index	2,575.00 USD	1/2/18	(175)	$(17,500)	$(6,125)	$(20,158)	$14,033
S&P 500 Index	2,550.00 USD	1/3/18	(150)	(15,000)	(8,625)	(16,839)	8,214
S&P 500 Index	2,525.00 USD	1/5/18	(300)	(30,000)	(21,750)	(141,110)	119,360
S&P 500 Index	2,540.00 USD	1/5/18	(75)	(7,500)	(5,812)	(50,532)	44,720
S&P 500 Index	2,545.00 USD	1/5/18	(76)	(7,600)	(6,270)	(43,406)	37,136
S&P 500 Index	2,550.00 USD	1/5/18	(120)	(12,000)	(9,900)	(11,011)	1,111
S&P 500 Index	2,550.00 USD	1/8/18	(300)	(30,000)	(35,250)	(32,585)	(2,665)
S&P 500 Index	2,530.00 USD	1/10/18	(225)	(22,500)	(35,438)	(26,721)	(8,717)
S&P 500 Index	2,425.00 USD	1/12/18	(400)	(40,000)	(47,000)	(37,503)	(9,497)
S&P 500 Index	2,545.00 USD	1/12/18	(300)	(30,000)	(64,500)	(130,041)	65,541
S&P 500 Index	2,570.00 USD	1/12/18	(76)	(7,600)	(20,710)	(39,196)	18,486
S&P 500 Index	2,575.00 USD	1/12/18	(76)	(7,600)	(21,470)	(45,250)	23,780
S&P 500 Index	2,575.00 USD	1/19/18	(300)	(30,000)	(141,000)	(132,588)	(8,412)
S&P 500 Index	2,585.00 USD	1/19/18	(76)	(7,600)	(39,520)	(39,806)	286
S&P 500 Index	2,590.00 USD	1/19/18	(76)	(7,600)	(41,800)	(36,470)	(5,330)
S&P 500 Index	2,595.00 USD	1/26/18	(152)	(15,200)	(125,400)	(101,652)	(23,748)

	Total put options				$(630,570)	$(904,868)	$274,298

	Total options written contracts				$(21,213,555)	$(20,919,326)	$(294,229)

(e)	At December 31, 2017, the Fund pledged $5,508,872 in cash as collateral for options written contracts.

Glossary:

CBOE—Chicago Board Options Exchange

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

December 31, 2017 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—95.7%
SPDR S&P 500 (a) (cost-$1,996,040)	9,650	$2,575,199

Total Options Purchased—0.7% (cost-$66,190) (b)(c)(d)		18,870

Total Investments, before options written (cost—$2,062,230)—96.4%		2,594,069

Total Options Written—(0.2)% (premiums received—$12,592) (b)(c)(d)		(5,602)

Total Investments, net of options written (cost-$2,049,638)—96.2%		2,588,467

Other assets less other liabilities—3.8%		103,068

Net Assets-100.0%		$2,691,535

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2017:

Options purchased contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	2,900.00 USD	1/12/18	9	$900	$90	$101	$(11)

Put options:
S&P 500 Index	1,900.00 USD	1/5/18	5	$500	$50	$117	$(67)
S&P 500 Index	2,575.00 USD	1/5/18	3	300	307	2,665	(2,358)
S&P 500 Index	1,900.00 USD	1/12/18	5	500	62	104	(42)
S&P 500 Index	2,600.00 USD	1/12/18	3	300	1,140	2,449	(1,309)
S&P 500 Index	1,900.00 USD	1/19/18	5	500	38	50	(12)
S&P 500 Index	2,025.00 USD	1/19/18	3	300	38	21,155	(21,117)
S&P 500 Index	2,625.00 USD	1/19/18	3	300	2,490	2,441	49
S&P 500 Index	2,600.00 USD	1/31/18	3	300	3,135	2,492	643
S&P 500 Index	2,175.00 USD	6/15/18	3	300	4,050	20,674	(16,624)
S&P 500 Index	2,275.00 USD	9/28/18	2	200	7,470	13,942	(6,472)

	Total put options				$18,780	$66,089	$(47,309)

	Total options purchased contracts				$18,870	$66,190	$(47,320)

Options written contracts outstanding at December 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Call options:
S&P 500 Index	2,715.00 USD	1/12/18	4	$(400)	$(570)	$(2,386)	$1,816
S&P 500 Index	2,720.00 USD	1/12/18	5	(500)	(487)	(2,131)	1,644

	Total call options				$(1,057)	$(4,517)	$3,460

Put options:
S&P 500 Index	2,525.00 USD	1/5/18	6	$(600)	$(435)	$(2,822)	$2,387
S&P 500 Index	2,545.00 USD	1/12/18	6	(600)	(1,290)	(2,601)	1,311
S&P 500 Index	2,575.00 USD	1/19/18	6	(600)	(2,820)	(2,652)	(168)

	Total put options				$(4,545)	$(8,075)	$3,530

	Total options written contracts				$(5,602)	$(12,592)	$6,990

(e)	At December 31, 2017, the Fund pledged $10,185 in cash as collateral for options written contracts.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.6%

Aerospace & Defense—0.8%
Ducommun, Inc. (a)	9,841	$279,976

Auto Components—0.5%
Motorcar Parts of America, Inc. (a)	7,415	185,301

Banks—8.4%
Atlantic Capital Bancshares, Inc. (a)	14,415	253,704
Evans Bancorp, Inc.	4,920	206,148
First Internet Bancorp	7,121	271,666
Franklin Financial Network, Inc. (a)	12,202	416,088
Heritage Commerce Corp.	26,212	401,568
National Commerce Corp. (a)	5,036	202,699
Preferred Bank	8,982	527,962
Triumph Bancorp, Inc. (a)	11,381	358,501
Veritex Holdings, Inc. (a)	11,515	317,699

		2,956,035

Beverages—0.7%
Primo Water Corp. (a)	19,929	250,508

Biotechnology—10.4%
Abeona Therapeutics, Inc. (a)	8,332	132,062
Adamas Pharmaceuticals, Inc. (a)	6,117	207,305
Agenus, Inc. (a)	20,822	67,880
Bellicum Pharmaceuticals, Inc. (a)	5,139	43,219
BioCryst Pharmaceuticals, Inc. (a)	14,915	73,233
BioSpecifics Technologies Corp. (a)	4,606	199,578
Calithera Biosciences, Inc. (a)	6,465	53,983
Cara Therapeutics, Inc. (a)	8,462	103,575
Concert Pharmaceuticals, Inc. (a)	10,278	265,892
Corbus Pharmaceuticals Holdings, Inc. (a)	10,292	73,073
Cytokinetics, Inc. (a)	8,916	72,665
Flexion Therapeutics, Inc. (a)	9,260	231,870
Ignyta, Inc. (a)	10,493	280,163
ImmunoGen, Inc. (a)	18,634	119,444
Immunomedics, Inc. (a)	8,184	132,253
Inovio Pharmaceuticals, Inc. (a)	18,466	76,265
Invitae Corp. (a)	23,055	209,339
Iovance Biotherapeutics, Inc. (a)	15,216	121,728
La Jolla Pharmaceutical Co. (a)	7,565	243,442
NewLink Genetics Corp. (a)	5,462	44,297
Progenics Pharmaceuticals, Inc. (a)	16,915	100,644
Repligen Corp. (a)	7,388	268,037
Sangamo Therapeutics, Inc. (a)	8,629	141,516
Selecta Biosciences, Inc. (a)	3,950	38,749
Synergy Pharmaceuticals, Inc. (a)	43,788	97,647
TG Therapeutics, Inc. (a)	11,236	92,135
Vanda Pharmaceuticals, Inc. (a)	9,439	143,473

		3,633,467

Building Products—1.5%
Patrick Industries, Inc. (a)	7,750	538,237

Chemicals—1.8%
American Vanguard Corp.	16,713	328,411
KMG Chemicals, Inc.	4,352	287,580

		615,991

	Shares	Value*
Commercial Services & Supplies—0.5%
Hudson Technologies, Inc. (a)	27,868	$169,159

Construction & Engineering—5.4%
IES Holdings, Inc. (a)	16,283	280,882
Layne Christensen Co. (a)	26,403	331,358
Northwest Pipe Co. (a)	15,667	299,866
NV5 Global, Inc. (a)	12,024	651,099
Sterling Construction Co., Inc. (a)	20,282	330,191

		1,893,396

Construction Materials—1.4%
U.S. Concrete, Inc. (a)	5,946	497,383

Diversified Consumer Services—1.3%
Carriage Services, Inc.	17,368	446,531

Electrical Equipment—0.8%
Plug Power, Inc. (a)	113,605	268,108

Electronic Equipment, Instruments & Components—2.0%
ePlus, Inc. (a)	2,399	180,405
Iteris, Inc. (a)	45,279	315,595
Mesa Laboratories, Inc.	1,762	219,016

		715,016

Energy Equipment & Services—0.4%
Independence Contract Drilling, Inc. (a)	35,099	139,694

Food Products—1.2%
John B Sanfilippo & Son, Inc.	6,700	423,775

Healthcare Equipment & Supplies—11.4%
Antares Pharma, Inc. (a)	63,711	126,785
AtriCure, Inc. (a)	13,364	243,759
AxoGen, Inc. (a)	21,714	614,506
CryoLife, Inc. (a)	14,029	268,655
CryoPort, Inc. (a)	31,698	272,286
Cutera, Inc. (a)	11,374	515,811
GenMark Diagnostics, Inc. (a)	22,356	93,225
Heska Corp. (a)	5,697	456,956
LeMaitre Vascular, Inc.	16,600	528,544
Sientra, Inc. (a)	18,849	265,017
Surmodics, Inc. (a)	9,938	278,264
Tactile Systems Technology, Inc. (a)	10,892	315,650

		3,979,458

Healthcare Providers & Services—3.0%
BioTelemetry, Inc. (a)	17,379	519,632
Cross Country Healthcare, Inc. (a)	22,749	290,277
RadNet, Inc. (a)	23,227	234,593

		1,044,502

Healthcare Technology—2.4%
Tabula Rasa HealthCare, Inc. (a)	11,626	326,109
Vocera Communications, Inc. (a)	17,404	525,949

		852,058

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2017 (unaudited) (continued)

	Shares	Value*
Hotels, Restaurants & Leisure—2.7%
Carrols Restaurant Group, Inc. (a)	31,113	$378,023
Century Casinos, Inc. (a)	30,381	277,379
Red Lion Hotels Corp. (a)	27,778	273,613

		929,015

Household Durables—2.8%
Century Communities, Inc. (a)	13,303	413,723
LGI Homes, Inc. (a)	7,434	557,773

		971,496

Internet Software & Services—4.4%
Amber Road, Inc. (a)	34,295	251,725
Carbonite, Inc. (a)	12,308	308,931
Five9, Inc. (a)	22,918	570,200
GTT Communications, Inc. (a)	8,826	414,381

		1,545,237

IT Services—1.2%
Hackett Group, Inc.	26,841	421,672

Leisure Equipment & Products—0.7%
Nautilus, Inc. (a)	19,636	262,141

Life Sciences Tools & Services—1.8%
Enzo Biochem, Inc. (a)	27,168	221,419
NeoGenomics, Inc. (a)	47,188	418,086

		639,505

Machinery—5.6%
DMC Global, Inc.	22,182	555,659
Gencor Industries, Inc. (a)	17,134	283,568
Manitex International, Inc. (a)	32,234	309,446
NN, Inc.	11,021	304,180
Spartan Motors, Inc.	17,911	282,098
Westport Fuel Systems, Inc. (a)	63,359	238,230

		1,973,181

Media—0.6%
Reading International, Inc., Class A (a)	12,191	203,590

Metals & Mining—0.7%
Universal Stainless & Alloy Products, Inc. (a)	11,304	242,132

Oil, Gas & Consumable Fuels—1.8%
Evolution Petroleum Corp.	30,893	211,617
Ring Energy, Inc. (a)	29,382	408,410

		620,027

Pharmaceuticals—3.6%
ANI Pharmaceuticals, Inc. (a)	5,724	368,912
Cymabay Therapeutics, Inc. (a)	9,982	91,834
Intersect ENT, Inc. (a)	9,594	310,846
Paratek Pharmaceuticals, Inc. (a)	5,136	91,934
Revance Therapeutics, Inc. (a)	4,542	162,376
Teligent, Inc. (a)	37,644	136,648
WaVe Life Sciences Ltd. (a)	2,958	103,826

		1,266,376

	Shares	Value*
Professional Services—1.3%
CRA International, Inc.	4,594	$206,500
GP Strategies Corp. (a)	10,044	233,021

		439,521

Road & Rail—1.8%
Daseke, Inc. (a)	22,108	315,923
USA Truck, Inc. (a)	17,888	324,310

		640,233

Semiconductors & Semiconductor Equipment—5.8%
Adesto Technologies Corp. (a)	38,721	249,751
AXT, Inc. (a)	40,100	348,870
CEVA, Inc. (a)	7,736	357,016
FormFactor, Inc. (a)	21,583	337,774
Ichor Holdings Ltd. (a)	13,636	335,446
Impinj, Inc. (a)	7,147	161,022
PDF Solutions, Inc. (a)	15,396	241,717

		2,031,596

Software—4.3%
Asure Software, Inc. (a)	23,544	332,441
Datawatch Corp. (a)	28,993	275,434
Model N, Inc. (a)	19,403	305,597
QAD, Inc., Class A	8,346	324,242
Upland Software, Inc. (a)	12,383	268,216

		1,505,930

Technology Hardware, Storage & Peripherals—1.9%
USA Technologies, Inc. (a)	67,204	655,239

Wireless Telecommunication Services—1.7%
Boingo Wireless, Inc. (a)	26,579	598,027

Total Common Stock (cost-$22,186,980)		33,833,513

	Principal Amount (000s)

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $1,375,031; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $1,403,895 including accrued interest (cost—$1,375,000)	$1,375	1,375,000

Total Investments (cost—$23,561,980)—100.5%		35,208,513

Liabilities in excess of other assets—(0.5)%		(176,570)

Net Assets—100.0%		$35,031,943

Notes to Schedule of Investments:

(a)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees of each Fund (together the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board may determine the NAV as of 4.00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations— U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities— Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations— Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts— Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts— Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2017 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$50,075,307	—	—	$50,075,307
Exchange-Traded Funds	2,944,308	—	—	2,944,308
Repurchase Agreements	—	$1,655,000	—	1,655,000

	53,019,615	1,655,000	—	54,674,615

Other Financial Instruments*—Assets
Foreign Exchange Contracts	17,887	—	—	17,887
Interest Rate Contracts	3,160	—	—	3,160
Market Price	5,248	—	—	5,248

	26,295	—	—	26,295

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(8,416)	—	—	(8,416)
Interest Rate Contracts	(11,253)	—	—	(11,253)
Market Price	(26,073)	—	—	(26,073)

	(45,742)	—	—	(45,742)

Totals	$53,000,168	$1,655,000	—	$54,655,168

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$65,328,337	—	—	$65,328,337
Repurchase Agreements	—	$2,242,000	—	2,242,000

	65,328,337	2,242,000	—	67,570,337

Other Financial Instruments*—Assets
Foreign Exchange Contracts	21,407	—	—	21,407
Interest Rate Contracts	3,612	—	—	3,612
Market Price	12,821	—	—	12,821

	37,840	—	—	37,840

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(11,221)	—	—	(11,221)

Totals	$65,354,956	$2,242,000	—	$67,596,956

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$73,400,850	—	—	$73,400,850
Repurchase Agreements	—	$2,647,000	—	2,647,000

	73,400,850	2,647,000	—	76,047,850

Other Financial Instruments*—Assets
Foreign Exchange Contracts	24,625	—	—	24,625
Market Price	28,706	—	—	28,706

	53,331	—	—	53,331

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(12,624)	—	—	(12,624)
Market Price	(28,239)	—	—	(28,239)

	(40,863)	—	—	(40,863)

Totals	$73,413,318	$2,647,000	—	$76,060,318

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$58,778,986	—	—	$58,778,986
Repurchase Agreements	—	$2,108,000	—	2,108,000

	58,778,986	2,108,000	—	60,886,986

Other Financial Instruments*—Assets
Foreign Exchange Contracts	21,463	—	—	21,463
Market Price	32,140	—	—	32,140

	53,603	—	—	53,603

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(11,221)	—	—	(11,221)
Market Price	(26,717)	—	—	(26,717)

	(37,938)	—	—	(37,938)

Totals	$58,794,651	$2,108,000	—	$60,902,651

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$54,960,210	—	—	$54,960,210
Repurchase Agreements	—	$1,816,000	—	1,816,000

	54,960,210	1,816,000	—	56,776,210

Other Financial Instruments*—Assets
Foreign Exchange Contracts	24,694	—	—	24,694
Market Price	42,899	—	—	42,899

	67,593	—	—	67,593

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(12,624)	—	—	(12,624)
Market Price	(34,965)	—	—	(34,965)

	(47,589)	—	—	(47,589)

Totals	$54,980,214	$1,816,000	—	$56,796,214

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$33,934,243	—	—	$33,934,243
Repurchase Agreements	—	$1,352,000	—	1,352,000

	33,934,243	1,352,000	—	35,286,243

Other Financial Instruments*—Assets
Foreign Exchange Contracts	17,962	—	—	17,962
Market Price	34,805	—	—	34,805

	52,767	—	—	52,767

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(8,416)	—	—	(8,416)
Market Price	(23,475)	—	—	(23,475)

	(31,891)	—	—	(31,891)

Totals	$33,955,119	$1,352,000	—	$35,307,119

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$32,899,144	—	—	$32,899,144
Repurchase Agreements	—	$1,507,000	—	1,507,000

	32,899,144	1,507,000	—	34,406,144

Other Financial Instruments*—Assets
Foreign Exchange Contracts	21,079	—	—	21,079
Market Price	34,787	—	—	34,787

	55,866	—	—	55,866

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(8,416)	—	—	(8,416)
Market Price	(23,475)	—	—	(23,475)

	(31,891)	—	—	(31,891)

Totals	$32,923,119	$1,507,000	—	$34,430,119

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$15,874,279	—	—	$15,874,279
Repurchase Agreements	—	$975,000	—	975,000

	15,874,279	975,000	—	16,849,279

Other Financial Instruments*—Assets
Foreign Exchange Contracts	10,627	—	—	10,627
Market Price	17,945	—	—	17,945

	28,572	—	—	28,572

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(4,208)	—	—	(4,208)
Market Price	(11,984)	—	—	(11,984)

	(16,192)	—	—	(16,192)

Totals	$15,886,659	$975,000	—	$16,861,659

AllianzGI Multi Asset Income (formerly AllianzGI Retirement Income):
Investments in Securities—Assets
Mutual Funds	$29,285,011	—	—	$29,285,011
Exchange-Traded Funds	8,323,664	—	—	8,323,664
Common Stock:
Equity Real Estate Investment Trusts (REITs)	5,672,679	$229,542	—	5,902,221
Mortgage Real Estate Investment Trusts (REITs)	2,076,147	—	—	2,076,147
Rights:
Food & Staples Retailing	—	549	$9	558
Repurchase Agreements	—	4,612,000	—	4,612,000

	45,357,501	4,842,091	9	50,199,601

Other Financial Instruments*—Assets
Interest Rate Contracts	14,522	—	—	14,522
Market Price	152,383	—	—	152,383

	166,905	—	—	166,905

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(77,181)	—	—	(77,181)
Market Price	(25,860)	—	—	(25,860)

	(103,041)	—	—	(103,041)

Totals	$45,421,365	$4,842,091	$9	$50,263,465

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$328,119,727	—	—	$328,119,727
Exchange-Traded Funds	17,669,649	—	—	17,669,649
U.S. Treasury Obligations	—	$5,050,142	—	5,050,142
Repurchase Agreements	—	11,655,000	—	11,655,000

	345,789,376	16,705,142	—	362,494,518

Other Financial Instruments*—Assets
Foreign Exchange Contracts	240,145	—	—	240,145
Interest Rate Contracts	19,325	—	—	19,325
Market Price	289,979	—	—	289,979

	549,449	—	—	549,449

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(257,574)	—	—	(257,574)

Totals	$346,081,251	$16,705,142	—	$362,786,393

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Brazil	$103,883	$257,850	—	$361,733
China	643,498	2,041,927	—	2,685,425
Czech Republic	—	19,285	—	19,285
Hungary	—	55,928	—	55,928
Indonesia	38,982	61,100	—	100,082
Korea (Republic of)	111,993	806,633	—	918,626
Malaysia	141,724	65,122	—	206,846
Norway	—	14,874	—	14,874
Russian Federation	147,970	23,551	—	171,521
South Africa	264,878	35,186	—	300,064
Taiwan	20,839	841,761	—	862,600
Thailand	—	18,772	$220,990	239,762
Turkey	11,532	164,672	—	176,204
All Other	385,717	—	—	385,717
Preferred Stock:
Brazil	42,160	196,669	—	238,829
Colombia	29,605	—	—	29,605
All Other	—	35,053	—	35,053
Warrants	320	—	—	320
Repurchase Agreements	—	461,000	—	461,000

	1,943,101	5,099,383	220,990	7,263,474

Other Financial Instruments*—Liabilities
Market Price	(2,802)	—	—	(2,802)

Totals	$1,940,299	$5,099,383	$220,990	$7,260,672

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	$384,786	$5,598,809	—	$5,983,595
Austria	1,278,330	1,349,946	—	2,628,276
Belgium	—	2,249,800	—	2,249,800
Brazil	1,454,505	2,678,635	—	4,133,140
China	6,541,272	25,617,858	$1,156	32,160,286
Denmark	518,570	1,796,013	—	2,314,583
Finland	1,000,797	1,168,558	—	2,169,355
France	663,447	30,551,118	—	31,214,565
Germany	210,001	12,091,260	—	12,301,261
Hong Kong	904,332	3,271,430	—	4,175,762
Hungary	—	1,160,164	—	1,160,164
Indonesia	1,545,218	1,602,060	—	3,147,278
Israel	653,113	874,395	—	1,527,508
Italy	1,532,081	5,264,225	—	6,796,306
Japan	—	47,247,261	—	47,247,261
Korea (Republic of)	4,543,588	13,028,357	—	17,571,945
Netherlands	927,463	7,844,342	—	8,771,805
Norway	1,291,636	1,071,649	—	2,363,285
Russian Federation	273,655	490,516	—	764,171
Singapore	857,588	3,754,007	—	4,611,595
Spain	242,525	6,252,991	—	6,495,516
Sweden	2,349,621	3,827,114	—	6,176,735
Switzerland	419,164	5,711,900	—	6,131,064
Taiwan	382,731	6,980,934	—	7,363,665
Thailand	—	708,082	4,202,725	4,910,807

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
Turkey	$593,495	$3,746,970	—	$4,340,465
United Kingdom	8,909,458	21,810,338	—	30,719,796
All Other	341,507,291	—	—	341,507,291
Exchange-Traded Funds	8,063,186	—	—	8,063,186
Preferred Stock:
Colombia	449,786	—	—	449,786
All Other	—	4,143,684	—	4,143,684
Rights	37,861	—	—	37,861
Repurchase Agreements	—	8,709,000	—	8,709,000

	387,535,500	230,601,416	$4,203,881	622,340,797

Other Financial Instruments*—Assets
Market Price	51,083	—	—	51,083

Other Financial Instruments*—Liabilities
Market Price	(11,056)	—	—	(11,056)

Totals	$387,575,527	$230,601,416	$4,203,881	$622,380,824

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Australia	$21,502	$722,199	—	$743,701
Austria	226,192	164,151	—	390,343
Brazil	116,202	31,461	—	147,663
Canada	278,927	—	—	278,927
China	26,633	200,270	—	226,903
Denmark	131,049	217,706	—	348,755
France	54,776	2,881,046	—	2,935,822
Germany	29,293	1,289,074	—	1,318,367
Greece	165,413	—	—	165,413
Hong Kong	139,047	799,339	—	938,386
Ireland	11,407	104,232	—	115,639
Italy	167,487	953,898	—	1,121,385
Japan	54,316	6,988,692	—	7,043,008
Mexico	14,768	—	—	14,768
Netherlands	86,894	834,513	—	921,407
New Zealand	188,108	—	—	188,108
Norway	93,336	120,938	—	214,274
Russian Federation	53,822	86,609	—	140,431
Singapore	54,265	287,938	—	342,203
Sweden	187,619	268,732	—	456,351
Thailand	—	—	$81,722	81,722
Turkey	15,817	—	—	15,817
United Kingdom	876,314	3,524,066	—	4,400,380
All Other	—	3,722,603	—	3,722,603
Preferred Stock	—	142,586	—	142,586
Rights	4,499	—	—	4,499
Repurchase Agreements	—	201,000	—	201,000

Totals	$2,997,686	$23,541,053	$81,722	$26,620,461

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$122,208,063	—	—	$122,208,063
Exchange-Traded Funds	616,742	—	—	616,742
Rights:
Food & Staples Retailing	—	$5,809	$97	5,906
Repurchase Agreements	—	965,000	—	965,000

Totals	$122,824,805	$970,809	$97	$123,795,711

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
IT Services	—	—	$3,455,116	$3,455,116
All Other	—	$387,330,736	—	387,330,736
Convertible Preferred Stock:
Food & Beverage	—	4,004,963	—	4,004,963
Healthcare-Products	—	7,715,822	—	7,715,822
All Other	$50,451,159	—	—	50,451,159
Common Stock	1,973,700	—	—	1,973,700
Repurchase Agreements	—	5,494,000	—	5,494,000

Totals	$52,424,859	$404,545,521	$3,455,116	$460,425,496

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$1,497,401	$557,574	—	$2,054,975
China	2,485,199	12,545,610	—	15,030,809
Greece	90,394	—	—	90,394
Hong Kong	1,407,839	559,250	—	1,967,089
Hungary	547,595	—	—	547,595
India	1,989,245	888,746	—	2,877,991
Korea (Republic of)	2,177,165	6,061,467	—	8,238,632
Mexico	306,610	—	—	306,610
Russian Federation	1,292,696	—	—	1,292,696
South Africa	98,770	1,153,310	—	1,252,080
Thailand	—	—	$2,048,465	2,048,465
United Kingdom	137,262	—	—	137,262
United States	4,866,070	—	—	4,866,070
All Other	—	7,314,721	—	7,314,721
Preferred Stock	—	214,156	—	214,156
Repurchase Agreements	—	874,000	—	874,000

	16,896,246	30,168,834	2,048,465	49,113,545

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	6	—	6

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(2,079)	—	(2,079)

Totals	$16,896,246	$30,166,761	$2,048,465	$49,111,472

AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$18,556,184	—	$18,556,184
Sovereign Debt Obligations	—	15,780,500	—	15,780,500
Repurchase Agreements	—	2,707,000	—	2,707,000

	—	37,043,684	—	37,043,684

Other Financial Instruments*—Assets
Interest Rate Contracts	$38,272	—	—	38,272

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(32,306)	—	(32,306)
Interest Rate Contracts	(29,956)	—	—	(29,956)

	(29,956)	(32,306)	—	(62,262)

Totals	$8,316	$37,011,378	—	$37,019,694

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$28,206	$272,942	—	$301,148
China	248,162	1,436,030	—	1,684,192
Hong Kong	249,275	863,234	—	1,112,509
India	531,785	880,062	—	1,411,847
Korea (Republic of)	1,236,449	532,801	—	1,769,250
Malaysia	187,649	29,853	—	217,502
Poland	62,126	378,256	—	440,382
Russian Federation	—	—	$109,374	109,374
Singapore	—	36,722	—	36,722
Taiwan	418,475	1,717,371	—	2,135,846
Thailand	421,323	—	359,503	780,826
Turkey	324,306	214,951	—	539,257
United Arab Emirates	—	40,790	—	40,790
All Other	994,368	—	—	994,368
Preferred Stock:
Brazil	103,674	—	—	103,674
Russian Federation	—	—	96,783	96,783
Repurchase Agreements	—	109,000	—	109,000

Totals	$4,805,798	$6,512,012	$565,660	$11,883,470

AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
France	$278,826	$1,469,136	—	$1,747,962
Ireland	75,461	—	—	75,461
United Kingdom	442,684	2,601,733	—	3,044,417
All Other	—	3,908,404	—	3,908,404

Totals	$796,971	$7,979,273	—	$8,776,244

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	$93,008	$1,619,580	—	$1,712,588
Austria	326,957	305,126	—	632,083
Belgium	36,150	484,870	—	521,020
Brazil	332,841	805,956	—	1,138,797
China	1,478,251	6,140,827	$34	7,619,112
Denmark	110,055	485,123	—	595,178
Finland	191,160	487,600	—	678,760
France	164,485	7,091,328	—	7,255,813
Germany	42,969	2,533,346	—	2,576,315
Hong Kong	631,482	1,097,445	—	1,728,927
Hungary	55,008	408,902	—	463,910
Indonesia	343,265	543,127	—	886,392
Israel	140,488	475,631	—	616,119
Italy	326,289	1,269,164	—	1,595,453
Japan	35,815	14,383,461	—	14,419,276
Korea (Republic of)	1,312,389	3,160,005	—	4,472,394
Malaysia	546,302	318,847	—	865,149
Netherlands	215,496	1,898,697	—	2,114,193
New Zealand	415,443	66,614	—	482,057
Norway	296,901	314,518	—	611,419
Poland	147,757	103,249	—	251,006

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
Russian Federation	$89,805	$108,101	—	$197,906
Singapore	344,845	1,199,764	—	1,544,609
South Africa	109,510	10,725	—	120,235
Spain	139,813	1,374,218	—	1,514,031
Sweden	469,123	829,928	—	1,299,051
Switzerland	144,193	1,940,788	—	2,084,981
Taiwan	50,303	2,512,023	—	2,562,326
Thailand	169,059	421,616	$788,786	1,379,461
Turkey	126,987	845,265	—	972,252
United Kingdom	1,971,845	5,136,547	—	7,108,392
All Other	93,802,794	—	—	93,802,794
Corporate Bonds & Notes	—	38,077,923	—	38,077,923
U.S. Treasury Obligations	—	35,632,532	—	35,632,532
Exchange-Traded Funds	21,733,805	—	—	21,733,805
U.S. Government Agency Securities	—	19,602,111	—	19,602,111
Sovereign Debt Obligations	—	15,410,338	—	15,410,338
Preferred Stock:
Colombia	98,094	—	—	98,094
All Other	—	976,868	—	976,868
Rights:
Spain	8,098	—	—	8,098
United States	—	4,966	83	5,049
Repurchase Agreements	—	14,975,000	—	14,975,000

	126,500,785	183,052,129	788,903	310,341,817

Other Financial Instruments*—Assets
Foreign Exchange Contracts	21,795	651	—	22,446
Interest Rate Contracts	35,298	—	—	35,298
Market Price	800,852	—	—	800,852

	857,945	651	—	858,596

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(62,692)	(1,263)	—	(63,955)
Interest Rate Contracts	(248,516)	—	—	(248,516)
Market Price	(165,116)	—	—	(165,116)

	(476,324)	(1,263)	—	(477,587)

Totals	$126,882,406	$183,051,517	$788,903	$310,722,826

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
Hong Kong	$82,481	—	—	$82,481
United Kingdom	323,825	$1,720,185	—	2,044,010
United States	2,090,563	—	—	2,090,563
All Other	—	3,200,699	—	3,200,699
Sovereign Debt Obligations	—	4,716,867	—	4,716,867
Corporate Bonds & Notes	—	2,149,514	—	2,149,514
U.S. Treasury Obligations	—	646,900	—	646,900
Mutual Funds	616,632	—	—	616,632
Exchange-Traded Funds	375,128	—	—	375,128
Repurchase Agreements	—	688,000	—	688,000
Options Purchased:
Market Price	106,365	—	—	106,365

	3,594,994	13,122,165	—	16,717,159

Investments in Securities—Liabilities
Options Written:
Market Price	(87,100)	—	—	(87,100)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	$5,466	—	$5,466
Interest Rate Contracts	$16,305	—	—	16,305

	16,305	5,466	—	21,771

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(6,570)	—	(6,570)
Market Price	(37,465)	—	—	(37,465)

	(37,465)	(6,570)	—	(44,035)

Totals	$3,486,734	$13,121,061	—	$16,607,795

AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$20,868,934	—	$20,868,934
Repurchase Agreements	—	390,000	—	390,000
U.S. Treasury Obligations	—	148,961	—	148,961

	—	21,407,895	—	21,407,895

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	6,464	—	6,464
Interest Rate Contracts	2,125	—	—	2,125

	2,125	6,464	—	8,589

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(117,465)	—	(117,465)

Totals	$2,125	$21,296,894	—	$21,299,019

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$464,497	—	$464,497
Denmark	—	430,797	—	430,797
France	—	486,139	—	486,139
Germany	—	1,905,382	—	1,905,382
Japan	—	1,279,425	—	1,279,425
Korea (Republic of)	—	513,945	—	513,945
Spain	—	1,220,231	—	1,220,231
Sweden	—	1,503,086	—	1,503,086
Switzerland	—	951,955	—	951,955
United Kingdom	—	3,751,493	—	3,751,493
All Other	$14,916,091	—	—	14,916,091
Preferred Stock	—	306,632	—	306,632
Repurchase Agreements	—	668,000	—	668,000

Totals	$14,916,091	$13,481,582	—	$28,397,673

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	—	$6,193,868	—	$6,193,868
China	—	44,582,120	—	44,582,120
France	—	81,342,679	—	81,342,679
Germany	—	12,272,262	—	12,272,262
Japan	—	28,436,954	—	28,436,954
Netherlands	—	26,532,490	—	26,532,490
Sweden	—	12,410,344	—	12,410,344
Switzerland	$9,265,075	48,280,937	—	57,546,012
United Kingdom	—	67,658,648	—	67,658,648
All Other	314,324,969	—	—	314,324,969
Repurchase Agreements	—	14,801,000	—	14,801,000

Totals	$323,590,044	$342,511,302	—	$666,101,346

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$227,434,872	—	$227,434,872
Preferred Stock	—	—	$6,385,000	6,385,000
Common Stock	—	—	585,739	585,739
Warrants	—	—	5,227	5,227
Repurchase Agreements	—	2,829,000	—	2,829,000

Totals	—	$230,263,872	$6,975,966	$237,239,838

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$184,871	$642,314	—	$827,185
Canada	1,811,344	—	—	1,811,344
China	1,430,725	824,038	—	2,254,763
France	423,496	388,147	—	811,643
India	363,470	142,560	—	506,030
Indonesia	173,334	176,056	—	349,390
Ireland	317,258	322,895	—	640,153
Korea (Republic of)	326,529	—	—	326,529
Mexico	206,567	—	—	206,567
Netherlands	174,640	337,459	—	512,099
Philippines	265,834	—	—	265,834
South Africa	344,360	—	—	344,360
United States	179,724	—	—	179,724
All Other	—	10,510,930	—	10,510,930

Totals	$6,202,152	$13,344,399	—	$19,546,551

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$342,335	$4,918,354	—	$5,260,689
Austria	3,522,064	2,344,295	—	5,866,359
China	2,156,631	3,124,420	—	5,281,051
France	4,188,787	3,677,495	—	7,866,282
Hong Kong	674,517	3,100,004	—	3,774,521
Indonesia	621,200	751,340	—	1,372,540
Italy	2,189,406	2,745,858	—	4,935,264
Japan	1,045,574	54,323,644	—	55,369,218
Sweden	1,566,883	7,012,521	—	8,579,404
Switzerland	2,669,946	8,380,812	—	11,050,758
Taiwan	627,317	3,162,729	—	3,790,046
United Kingdom	7,727,282	12,448,186	—	20,175,468
All Other	—	33,958,516	—	33,958,516
Preferred Stock	—	2,674,990	—	2,674,990
Repurchase Agreements	—	3,580,000	—	3,580,000

	27,331,942	146,203,164	—	173,535,106

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	5,102	—	5,102

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(4,918)	—	(4,918)

Totals	$27,331,942	$146,203,348	—	$173,535,290

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$31,130,412	—	—	$31,130,412
Repurchase Agreements	—	$1,012,000	—	1,012,000

Totals	$31,130,412	$1,012,000	—	$32,142,412

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$3,008,951	$1,860,256	—	$4,869,207
China	7,050,251	20,425,408	$589,608	28,065,267
Hong Kong	656,611	3,250,121	—	3,906,732
India	3,197,634	5,104,797	—	8,302,431
Korea (Republic of)	2,866,864	8,498,754	—	11,365,618
Malaysia	1,320,106	697,517	—	2,017,623
Poland	—	609,951	—	609,951
Singapore	—	604,576	—	604,576
South Africa	3,197,157	2,018,760	—	5,215,917
Taiwan	1,849,039	9,469,384	—	11,318,423
Thailand	634,354	1,245,972	—	1,880,326
Turkey	718,792	640,104	—	1,358,896
United Arab Emirates	—	610,143	—	610,143
Vietnam	—	43,708	—	43,708
All Other	9,059,478	—	—	9,059,478
Preferred Stock:
Brazil	615,387	607,068	—	1,222,455
Korea (Republic of)	690,469	1,341,446	—	2,031,915
Exchange-Traded Funds	37,696	—	—	37,696
Repurchase Agreements	—	4,623,000	—	4,623,000

	34,902,789	61,650,965	589,608	97,143,362

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	165	—	165

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(363)	—	(363)

Totals	$34,902,789	$61,650,767	$589,608	$97,143,164

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Austria	$47,622	—	—	$47,622
Belgium	44,784	$34,200	—	78,984
Canada	410,583	—	—	410,583
China	111,777	86,887	—	198,664
Finland	82,202	43,411	—	125,613
Greece	88,399	—	—	88,399
Korea (Republic of)	76,626	—	—	76,626
Mexico	71,092	—	—	71,092
Norway	202,744	40,082	—	242,826
Philippines	35,913	—	—	35,913
Portugal	38,432	—	—	38,432
Singapore	111,925	33,547	—	145,472
South Africa	38,461	—	—	38,461
Spain	53,497	128,989	—	182,486
Sweden	74,518	—	—	74,518
United Kingdom	502,069	485,644	—	987,713
United States	45,745	—	—	45,745
All Other	—	1,587,317	—	1,587,317

Totals	$2,036,389	$2,440,077	—	$4,476,466

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI PerformanceFee Managed Futures Strategy:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$11,625,839	—	$11,625,839
Exchange-Traded Funds	$1,367,285	—	—	1,367,285
Repurchase Agreements	—	421,000	—	421,000

	1,790,085	12,046,839	—	13,414,124

Other Financial Instruments*—Assets
Commodity Contracts	91,170	—	—	91,170
Credit Contracts	—	4,035	—	4,035
Foreign Exchange Contracts	69,359	—	—	69,359
Interest Rate Contracts	3,524	—	—	3,524
Market Price	61,170	—	—	61,170

	225,223	4,035	—	229,258

Other Financial Instruments*—Liabilities
Commodity Contracts	(36,421)	—	—	(36,421)
Foreign Exchange Contracts	(8,219)	—	—	(8,219)
Interest Rate Contracts	(39,683)	—	—	(39,683)
Market Price	(56,800)	—	—	(56,800)

	(141,123)	—	—	(141,123)

Totals	$1,874,185	$12,050,874	—	$13,502,259

AllianzGI PerformanceFee Structured US Equity:
Investments in Securities—Assets
Exchange-Traded Funds	$24,733,931	—	—	$24,733,931
Repurchase Agreements	—	$141,000	—	141,000
Options Purchased:
Market Price	424	9,228	—	9,652

	24,734,355	150,228	—	24,884,583

Investments in Securities—Liabilities
Options Written:
Market Price	(11,182)	(8,554)	—	(19,736)

Totals	$24,723,173	$141,674	—	$24,864,847

AllianzGI PerformanceFee Structured US Fixed Income:
Investments in Securities—Assets
Exchange-Traded Funds	$24,974,908	—	—	$24,974,908
Options Purchased:
Market Price	212	—	—	212

	24,975,120	—	—	24,975,120

Investments in Securities—Liabilities
Options Written:
Market Price	(5,500)	—	—	(5,500)

Totals	$24,969,620	—	—	$24,969,620

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
AllianzGI Real Estate Debt:
Investments in Securities—Assets
Repurchase Agreements	—	$10,010,000	—	$10,010,000
U.S. Treasury Obligations	—	9,469,050	—	9,469,050

Totals	—	$19,479,050	—	$19,479,050

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$1,150,679,246	—	$1,150,679,246
Senior Loans	—	157,683,419	—	157,683,419
Repurchase Agreements	—	63,776,000	—	63,776,000

Totals	—	$1,372,138,665	—	$1,372,138,665

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$527,214,850	—	—	$527,214,850
Repurchase Agreements	—	$28,208,000	—	28,208,000
Options Purchased:
Market Price	488,654	—	—	488,654

	527,703,504	28,208,000	—	555,911,504

Investments in Securities—Liabilities
Options Written:
Market Price	(21,213,555)	—	—	(21,213,555)

Totals	$506,489,949	$28,208,000	—	$534,697,949

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$2,575,199	—	—	$2,575,199
Options Purchased:
Market Price	18,870	—	—	18,870

	2,594,069	—	—	2,594,069

Investments in Securities—Liabilities
Options Written:
Market Price	(5,602)	—	—	(5,602)

Totals	$2,588,467	—	—	$2,588,467

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$33,833,513	—	—	$33,833,513
Repurchase Agreements	—	$1,375,000	—	1,375,000

Totals	$33,833,513	$1,375,000	—	$35,208,513

At December 31, 2017, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Multi Asset Income (formerly AllianzGI Retirement Income)	—	$355,864
AllianzGI Best Styles Emerging Markets Equity	$525,517	533,186
AllianzGI Best Styles Global Equity	5,282,147	12,116,346
AllianzGI Best Styles International Equity	237,403	1,198,350
AllianzGI Emerging Markets Consumer	412,389	3,086,022
AllianzGI Emerging Markets Small-Cap	372,586	2,454,609
AllianzGI Europe Equity Dividend	—	721,510
AllianzGI Global Dynamic Allocation	1,230,671	3,729,719
AllianzGI Global Fundamental Strategy	83,566	—
AllianzGI Global Water	2,810,862	15,233,830
AllianzGI International Growth	965,209	824,290
AllianzGI International Small-Cap	5,191,972	14,761,646
AllianzGI NFJ Emerging Markets Value	3,751,581	10,434,933
AllianzGI NFJ International Small-Cap Value	136,136	293,451

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2017, which was applied on December 31, 2017.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2017, which was not applied on December 31, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2017, was as follows:

AllianzGI Multi Asset Income (formerly AllianzGI Retirement Income):

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities—Assets
Rights:
Food & Staples Retailing	$9	—	—	—	—	—	—	—	$9

AllianzGI Best Styles Emerging Markets Equity:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
Thailand	$195,153	—	—	—	—	$25,837	—	—	$220,990
Rights:
Korea (Republic of)	125	—	—	—	—	(125)	—	—	—
Warrants:
Malaysia	—	—	—	—	—	320	—	$(320)	—

Totals	$195,278	—	—	—	—	$26,032	—	$(320)	$220,990

AllianzGI Best Styles Global Equity:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
China	$327,578	—	—	—	—	$(25,385)	—	$(301,037)	$1,156
Thailand	4,713,778	—	$(948,740)	—	$247,819	189,868	—	—	4,202,725

Totals	$5,041,356	—	$(948,740)	—	$247,819	$164,483	—	$(301,037)	$4,203,881

AllianzGI Best Styles International Equity:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
Thailand	—	$77,804	—	—	—	$3,918	—	—	$81,722

AllianzGI Best Styles U.S. Equity:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities—Assets
Rights:
Food & Staples Retailing	$97	—	—	—	—	—	—	—	$97

AllianzGI Convertible:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities—Assets
Convertible Bonds & Notes:
IT Services	$5,583,172	—	$(2,081,051)	$178	$131,051	$(178,234)	—	—	$3,455,116

AllianzGI Emerging Markets Consumer:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
China	$568,706	—	$(587,099)	—	$101,375	$(82,982)	—	—	—
Russian Federation	420,761	$2,806	(383,602)	—	218,209	(258,174)	—	—	—
Thailand	1,685,931	558,556	(392,875)	—	33,330	163,523	—	—	$2,048,465

Totals	$2,675,398	$561,362	$(1,363,576)	—	$352,914	$(177,633)	—	—	$2,048,465

AllianzGI Emerging Markets Small-Cap:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
Russian Federation	$186,376	$80,373	$(154,636)	—	$16,624	$(19,363)	—	—	$109,374
Thailand	281,516	183,724	(122,011)	—	4,002	12,272	—	—	359,503
Preferred Stock:
Russian Federation	—	102,187	—	—	—	(5,404)	—	—	96,783
Rights:
Korea (Republic of)	1,533	—	—	—	—	(1,533)	—	—	—

Totals	$469,425	$366,284	$(276,647)	—	$20,626	$(14,028)	—	—	$565,660

AllianzGI Global Dynamic Allocation:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3†	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
China	$55,432	—	—	—	—	$(4,308)	—	$(51,090)	$34
Thailand	891,846	—	$(176,867)	—	$9,197	64,610	—	—	788,786
Rights:
Thailand	133	—	—	—	—	(133)	—	—	—
United States	83	—	—	—	—	—	—	—	83

Totals	$947,494	—	$(176,867)	—	$9,197	$60,169	—	$(51,090)	$788,903

AllianzGI High Yield Bond:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 12/31/17
Investments in Securities—Assets
Corporate Bonds & Notes:
Media	$17,256	—	—	—	—	$(17,201)	—	$(55)	—
Preferred Stock	6,385,000	—	—	—	—	—	—	—	$6,385,000
Common Stock:
Advertising	489,997	—	—	—	—	11,285	—	—	501,282
Aerospace & Defense	77,816	—	—	—	—	6,634	—	—	84,450
Media	7	—	—	—	—	—	—	—	7
Warrants:
Commercial Services	45,640	—	—	—	—	(40,414)	—	—	5,226
Media	1	—	—	—	—	—	—	—	1

Totals	$7,015,717	—	—	—	—	$(39,696)	—	$(55)	$6,975,966

AllianzGI NFJ Emerging Markets Value:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3***	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
China	—	—	—	—	—	—	$589,608	—	$589,608
Preferred Stock:
Russian Federation	$471,283	$96,838	$(550,755)	—	$(26,229)	$8,863	—	—	—

Totals	$471,283	$96,838	$(550,755)	—	$(26,229)	$8,863	$589,608	—	$589,608

AllianzGI NFJ International Small-Cap Value:
	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 12/31/17
Investments in Securities—Assets
Common Stock:
Australia	$39,195	—	—	—	—	$19,813	—	$(59,008)	—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2017:

	Ending Balance at 12/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$220,990	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	14.07-439.19

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:	$4,202,725	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	56.21-439.19
	$1,156	Market/Discount on Publicly Traded Quote	Discount to Publicly Traded Quote		88%

	Ending Balance at 12/31/17	Valuation Technique Used	Unobservable Inputs	Input Values

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock	$81,722	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	79.14-439.19

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes	$3,455,116	Third-Party Pricing Vendor	Single Broker Quote		$107.636

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock	$2,048,465	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	56.21-191.00
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:	$109,374	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.04392-$5.67
	$359,503	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	4.44-56.21
Preferred Stock	$96,783	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.49

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock	$788,786	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	14.05-439.19

AllianzGI High Yield Bond:
Investments in Securities—Assets
Preferred Stock	$6,385,000	Market and Company Comparables	EV Multiples Illiquidity Discount		0.75x (1.11x-0.28x) 20%
Common Stock:	$501,282	Market and Company Comparables	Broker quotes EV Multiples Illiquidity Discount		$12.35 ($11.50-$13.75) 1.05x (0.25x-1.54x) 30%
	$84,450	Market and Company Comparables	EV Multiples Illiquidity Discount		0.88x (0.74x-1.12x) 40%
Warrants	$5,226	Black Scholes Model	Volatility		71%

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$589,608	Market/Last Exchange-Traded Price	Discount to Last Exchange-Traded Price		0%

THB—Thai Baht

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 3 into Level 2 because an evaluated price from a third-party independent pricing vendor was used on December 31, 2017.
***	Transferred out of Level 2 into Level 3 because the trading was halted.
†	Transferred out of Level 3 into Level 2 because the trading was resumed.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at December 31, 2017 was:

AllianzGI Best Styles Emerging Markets Equity	$25,837
AllianzGI Best Styles Global Equity	394,246
AllianzGI Best Styles International Equity	3,918
AllianzGI Convertible	(1,813,650)
AllianzGI Emerging Markets Consumer	213,223
AllianzGI Emerging Markets Small-Cap	34,539
AllianzGI Global Dynamic Allocation	72,593
AllianzGI High Yield Bond	(22,495)
AllianzGI NFJ Emerging Markets Value	(52,907)

At December 31, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$51,248,784	$3,607,029	$200,645	$3,406,384
AllianzGI Retirement 2025	62,567,128	5,153,026	123,198	5,029,828
AllianzGI Retirement 2030	69,551,710	6,552,239	43,631	6,508,608
AllianzGI Retirement 2035	55,635,401	5,307,395	40,145	5,267,250
AllianzGI Retirement 2040	51,916,103	4,927,700	47,589	4,880,111
AllianzGI Retirement 2045	32,305,203	3,033,807	31,891	3,001,916
AllianzGI Retirement 2050	31,653,976	2,808,034	31,891	2,776,143
AllianzGI Retirement 2055	15,887,589	990,262	16,192	974,070
AllianzGI Multi Asset Income (formerly AllianzGI Retirement Income)	49,720,036	857,490	314,061	543,429
AllianzGI Global Allocation	334,221,482	30,025,020	1,460,109	28,564,911
AllianzGI Best Styles Emerging Markets Equity	5,444,463	1,929,759	113,550	1,816,209
AllianzGI Best Styles Global Equity	528,912,931	104,534,878	11,066,985	93,467,893
AllianzGI Best Styles International Equity	22,924,897	4,099,446	403,882	3,695,564
AllianzGI Best Styles U.S. Equity	103,334,772	21,910,856	1,449,917	20,460,939
AllianzGI Convertible	400,289,350	63,104,467	2,968,321	60,136,146
AllianzGI Emerging Markets Consumer	39,911,707	9,364,576	164,811	9,199,765
AllianzGI Emerging Markets Debt	36,368,663	1,191,265	540,234	651,031
AllianzGI Emerging Markets Small-Cap	10,153,929	1,918,581	189,040	1,729,541
AllianzGI Europe Equity Dividend	7,935,344	1,030,853	189,953	840,900
AllianzGI Global Dynamic Allocation	287,162,863	27,320,297	3,760,334	23,559,963
AllianzGI Global Fundamental Strategy	15,866,907	1,402,701	661,813	740,888
AllianzGI Global High Yield	21,011,158	533,258	245,397	287,861
AllianzGI Global Sustainability	22,826,142	5,795,035	223,504	5,571,531
AllianzGI Global Water	539,078,043	132,159,459	5,136,156	127,023,303
AllianzGI High Yield Bond	236,820,671	9,094,996	8,675,829	419,167
AllianzGI International Growth	14,910,564	4,690,002	54,015	4,635,987
AllianzGI International Small-Cap	128,882,727	45,031,692	379,129	44,652,563
AllianzGI Micro Cap	23,280,187	9,999,710	1,137,485	8,862,225
AllianzGI NFJ Emerging Markets Value	89,472,351	8,894,908	1,224,095	7,670,813
AllianzGI NFJ International Small-Cap Value	3,700,491	839,467	63,492	775,975
AllianzGI PerformanceFee Managed Futures Strategy	13,417,870	229,916	145,527	84,389
AllianzGI PerformanceFee Structured US Equity	25,108,431	1,611	245,195	(243,584)
AllianzGI PerformanceFee Structured US Fixed Income	24,972,821	16	3,217	(3,201)
AllianzGI Real Estate Debt	19,478,523	527	—	527
AllianzGI Short Duration High Income	1,387,436,129	6,510,550	21,808,014	(15,297,464)
AllianzGI Structured Return	528,683,001	7,783,857	1,768,909	6,014,948
AllianzGI U.S. Equity Hedged	2,049,637	587,010	48,180	538,830
AllianzGI Ultra Micro Cap	23,996,977	12,130,845	919,309	11,211,536
(1) Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: February 26, 2018

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: February 26, 2018

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: February 26, 2018